UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803

OPPENHEIMER MUNICIPAL FUND, CONSISTING OF OPPENHEIMER LIMTED TERM MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements Payments                                               25.1%
--------------------------------------------------------------------------------
Single Family Housing                                                      10.4
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  7.1
--------------------------------------------------------------------------------
Multifamily Housing                                                         6.4
--------------------------------------------------------------------------------
Electric Utilities                                                          6.2
--------------------------------------------------------------------------------
Special Assessment                                                          4.4
--------------------------------------------------------------------------------
Hospital/Health Care                                                        4.3
--------------------------------------------------------------------------------
Paper, Containers & Packaging                                               3.8
--------------------------------------------------------------------------------
Pollution Control                                                           3.7
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               3.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        27.5%
--------------------------------------------------------------------------------
AA                                                                          3.9
--------------------------------------------------------------------------------
A                                                                          10.3
--------------------------------------------------------------------------------
BBB                                                                        50.8
--------------------------------------------------------------------------------
BB                                                                          1.7
--------------------------------------------------------------------------------
B                                                                           3.3
--------------------------------------------------------------------------------
Not Rated                                                                   2.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. As of that date, no securities held by the Fund were rated lower than B. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER LIMITED TERM MUNICIPAL FUND. BEFORE INVESTING IN THE FUND, INVESTORS SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, SALES CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMER-FUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/11/86. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 9/11/95. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING       ENDING          EXPENSES
                                ACCOUNT         ACCOUNT         PAID DURING
                                VALUE           VALUE           6 MONTHS ENDED
                                (10/1/05)       (3/31/06)       MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,014.00       $4.58
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,020.39        4.59
--------------------------------------------------------------------------------
Class B Actual                   1,000.00        1,010.10        8.50
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00        1,016.50        8.53
--------------------------------------------------------------------------------
Class C Actual                   1,000.00        1,010.30        8.35
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00        1,016.65        8.38

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------------------------------------------
Class A                            0.91%
--------------------------------------------------------------------------------
Class B                            1.69
--------------------------------------------------------------------------------
Class C                            1.66


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                             EFFECTIVE             VALUE
      AMOUNT                                                       COUPON     MATURITY    MATURITY *      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.5%
---------------------------------------------------------------------------------------------------------------------
ALABAMA--1.6%
$    100,000   AL 21st Century Authority Tobacco
               Settlement                                           5.250%  12/01/2006   12/01/2006    $     100,678
---------------------------------------------------------------------------------------------------------------------
   1,000,000   AL Docks Dept. 1                                     6.150   10/01/2014   10/01/2006 A      1,030,120
---------------------------------------------------------------------------------------------------------------------
      60,000   AL Docks Dept.                                       6.300   10/01/2021   10/01/2006 A         61,959
---------------------------------------------------------------------------------------------------------------------
      30,000   AL HFA                                               5.750   04/01/2012   04/01/2009 A         30,929
---------------------------------------------------------------------------------------------------------------------
     130,000   AL HFA 1                                             5.750   10/01/2016   04/01/2007 A        134,378
---------------------------------------------------------------------------------------------------------------------
      35,000   AL HFA (Collateralized Home Mortgage) 1              6.000   10/01/2021   04/01/2007 A         36,047
---------------------------------------------------------------------------------------------------------------------
      65,000   AL Higher Education Loan Corp.
               (Student Loan) 1                                     6.150   09/01/2010   09/01/2006 A         65,544
---------------------------------------------------------------------------------------------------------------------
     130,000   AL Private Colleges & Universities Facilities
               Authority (Tuskegee University) 1                    5.750   09/01/2026   09/01/2006 A        133,485
---------------------------------------------------------------------------------------------------------------------
      25,000   AL Public Health Care Authority                      6.000   10/01/2025   10/01/2006 A         25,500
---------------------------------------------------------------------------------------------------------------------
   4,505,000   Bay Minette, AL Industrial Devel. Board
               (B.F. Goodrich)                                      6.500   02/15/2009   08/15/2006 A      4,513,109
---------------------------------------------------------------------------------------------------------------------
     100,000   Bayou La Batre, AL Utilities Board
               (Water & Sewer)                                      5.750   03/01/2027   03/01/2007 A        103,432
---------------------------------------------------------------------------------------------------------------------
      15,000   Birmingham, AL Multifamily Hsg.
               (Ascend Care Hsg.-Beaconview)                        5.750   07/01/2030   07/01/2012 A         15,232
---------------------------------------------------------------------------------------------------------------------
      30,000   Birmingham, AL Private Educational Building
               Authority (Birmingham-Southern College)              6.000   12/01/2021   06/01/2008 A         30,539
---------------------------------------------------------------------------------------------------------------------
     165,000   Birmingham-Carraway, AL Special Care Facilities
               (Carraway Methodist Hospitals)                       5.875   08/15/2015   08/15/2006 A        168,576
---------------------------------------------------------------------------------------------------------------------
      35,000   Colbert County-Northwest, AL Health Care
               Authority (Helen Keller Hospital)                    5.750   06/01/2015   06/01/2006 A         35,699
---------------------------------------------------------------------------------------------------------------------
     235,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.)                       5.700   10/01/2028   08/01/2011 A        239,745
---------------------------------------------------------------------------------------------------------------------
     335,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.)                       5.750   11/01/2027   11/01/2009 A        340,028
---------------------------------------------------------------------------------------------------------------------
   1,730,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.)                       6.000   08/01/2029   08/01/2011 A      1,800,013
---------------------------------------------------------------------------------------------------------------------
     190,000   Courtland, AL Industrial Devel. Board
               (Champion International Corp.)                       6.700   11/01/2029   11/01/2009 A        202,890
---------------------------------------------------------------------------------------------------------------------
   3,175,000   Fairfield, AL Industrial Devel. Board
               (USX Corp.)                                          6.700   12/01/2024   06/01/2006 A      3,187,891
---------------------------------------------------------------------------------------------------------------------
       5,000   Huntsville, AL Industrial Devel. Board
               (Coltec Industries)                                  9.875   10/01/2010   10/01/2006 A          5,018
---------------------------------------------------------------------------------------------------------------------
     100,000   Jefferson County, AL Sewer                           5.375   02/01/2027   02/01/2007 A        101,250
---------------------------------------------------------------------------------------------------------------------
      25,000   Mobile, AL Industrial Devel. Board
               (International Paper Corp.)                          6.700   03/01/2024   03/01/2010 A         26,709
---------------------------------------------------------------------------------------------------------------------
      50,000   Mobile, AL Limited Obligation Tax                    5.500   02/15/2023   02/15/2014 A         52,086
---------------------------------------------------------------------------------------------------------------------
      40,000   Montgomery, AL Medical Clinic Board
               (Jackson Hospital & Clinic)                          6.000   03/01/2026   09/01/2006 A         40,874


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                             EFFECTIVE             VALUE
      AMOUNT                                                       COUPON     MATURITY    MATURITY *      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ALABAMA Continued
$     60,000   Montgomery, AL Medical Clinic Board
               (Jackson Hospital & Clinic)                          7.000%  03/01/2015   09/01/2006 A  $      60,129
---------------------------------------------------------------------------------------------------------------------
      25,000   Parrish, AL Industrial Devel. Board Pollution
               Control (Alabama Power Company)                      5.500   01/01/2024   07/01/2006 A         25,034
---------------------------------------------------------------------------------------------------------------------
  15,000,000   Phenix City, AL Industrial Devel. Board
               (Meadwestvaco) 1                                     6.350   05/15/2035   05/15/2012 A     16,106,250
---------------------------------------------------------------------------------------------------------------------
      80,000   Prattville, AL Industrial Devel. Board
               (International Paper Company)                        6.625   03/01/2008   09/01/2006 A         80,470
---------------------------------------------------------------------------------------------------------------------
      45,000   Tuskegee, AL GO Warrants                             5.875   03/01/2008   09/01/2006 A         45,026
---------------------------------------------------------------------------------------------------------------------
     775,000   Tuskegee, AL GO Warrants                             7.000   01/01/2021   07/01/2006 A        775,876
                                                                                                       --------------
                                                                                                          29,574,516
---------------------------------------------------------------------------------------------------------------------
ALASKA--2.4%
   7,715,000   AK HFC DRIVERS                                      14.252 2 06/01/2008   06/01/2009 A      8,458,109
---------------------------------------------------------------------------------------------------------------------
   2,865,000   AK HFC, Series A                                     6.000   06/01/2027   06/01/2007 A      2,942,727
---------------------------------------------------------------------------------------------------------------------
     385,000   AK HFC, Series A-1                                   5.500   12/01/2017   12/01/2007 A        395,079
---------------------------------------------------------------------------------------------------------------------
  73,000,000   AK HFC, Series A-2                                   5.780 3 06/01/2037   12/01/2007 A     12,051,570
---------------------------------------------------------------------------------------------------------------------
      15,000   AK HFC, Series A-2                                   5.900   06/01/2014   12/01/2009 A         15,415
---------------------------------------------------------------------------------------------------------------------
      40,000   AK HFC, Series C                                     5.800   06/01/2029   06/01/2010 A         40,402
---------------------------------------------------------------------------------------------------------------------
   5,000,000   AK Industrial Devel. & Export Authority,
               Series A                                             5.200   04/01/2018   04/01/2008 A      5,144,550
---------------------------------------------------------------------------------------------------------------------
      25,000   AK Industrial Devel. & Export Authority,
               Series A                                             5.250   04/01/2023   04/01/2008 A         25,754
---------------------------------------------------------------------------------------------------------------------
      45,000   AK Industrial Devel. & Export Authority,
               Series A                                             5.900   04/01/2017   04/01/2007 A         46,780
---------------------------------------------------------------------------------------------------------------------
   7,395,000   AK Northern Tobacco Securitization Corp.
               (TASC)                                               5.500   06/01/2029   06/01/2011 A      7,538,389
---------------------------------------------------------------------------------------------------------------------
      25,000   AK Northern Tobacco Securitization Corp.
               (TASC)                                               6.200   06/01/2022   06/19/2008 B         26,042
---------------------------------------------------------------------------------------------------------------------
   6,345,000   AK Northern Tobacco Securitization Corp.
               (TASC)                                               6.500   06/01/2031   06/01/2010 A      6,697,211
---------------------------------------------------------------------------------------------------------------------
      30,000   AK Student Loan Corp.                                5.750   07/01/2014   07/01/2007 A         30,641
                                                                                                       --------------
                                                                                                          43,412,669
---------------------------------------------------------------------------------------------------------------------
ARIZONA--1.4%
     130,000   AZ University Medical Center                         5.000   07/01/2021   07/01/2006 A        130,108
---------------------------------------------------------------------------------------------------------------------
   1,600,000   Goodyear, AZ IDA Water & Sewer
               (Litchfield Park Service Company)                    6.750   10/01/2031   10/01/2011 A      1,728,976
---------------------------------------------------------------------------------------------------------------------
   2,395,000   Hassayampa, AZ Community Facilities District
               (Hassayampa Village Community)                       7.750   07/01/2021   07/01/2006 A      2,575,583
---------------------------------------------------------------------------------------------------------------------
   1,365,000   Litchfield, AZ Park Community Facility District      6.375   07/15/2026   07/15/2012 A      1,444,716
---------------------------------------------------------------------------------------------------------------------
  11,350,000   Maricopa County, AZ IDA (Affordable Hsg.) 4          5.250 5 01/01/2039   05/01/2006 C     11,350,000
---------------------------------------------------------------------------------------------------------------------
   1,870,000   Maricopa County, AZ IDA
               (Christian Care Mesa II) 1                           6.000   01/01/2014   07/01/2011 B      1,897,545


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                             EFFECTIVE             VALUE
      AMOUNT                                                       COUPON     MATURITY    MATURITY *      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$    100,000   Maricopa County, AZ IDA
               (Sun King Apartments) 1                              5.875%  11/01/2008   08/12/2007 D  $      96,999
---------------------------------------------------------------------------------------------------------------------
      35,000   Maricopa County, AZ Pollution Control Corp.          5.750   11/01/2022   05/01/2006 A         35,392
---------------------------------------------------------------------------------------------------------------------
      50,000   Maricopa County, AZ Pollution Control Corp.
               (Public Service Company of New Mexico)               6.300   12/01/2026   12/01/2006 A         52,049
---------------------------------------------------------------------------------------------------------------------
      60,000   Mesa, AZ IDA (Mesa Student Hsg.)                     6.000   07/01/2025   07/01/2011 A         64,739
---------------------------------------------------------------------------------------------------------------------
      15,000   Phoenix, AZ Airport                                  6.400   07/01/2012   07/01/2006 A         15,087
---------------------------------------------------------------------------------------------------------------------
      40,000   Phoenix, AZ Civic Improvement Corp.                  5.250   07/01/2032   07/01/2012 A         41,319
---------------------------------------------------------------------------------------------------------------------
   1,975,000   Phoenix, AZ IDA (Capitol Mews Apartments)            5.700   12/20/2040   12/20/2012 A      2,056,350
---------------------------------------------------------------------------------------------------------------------
   1,575,000   Phoenix, AZ IDA (Single Family Mtg.)                 6.650   10/01/2029   10/15/2006 B      1,622,927
---------------------------------------------------------------------------------------------------------------------
      50,000   Phoenix, AZ IDA (Ventana Palms Apartments)           6.150   10/01/2029   10/01/2009 A         52,832
---------------------------------------------------------------------------------------------------------------------
     940,000   Phoenix, AZ IDA (Ventana Palms Apartments)           6.200   10/01/2034   10/01/2009 A        994,116
---------------------------------------------------------------------------------------------------------------------
     200,000   Pima County, AZ IDA
               (International Studies Academy)                      6.750   07/01/2031   07/01/2011 A        209,252
---------------------------------------------------------------------------------------------------------------------
      15,000   Pima County, AZ Junior College District              7.000   07/01/2009   07/01/2006 A         15,338
---------------------------------------------------------------------------------------------------------------------
      10,000   Scottsdale, AZ IDA
               (Scottsdale Memorial Hospital)                       5.250   09/01/2018   09/01/2006 A         10,011
---------------------------------------------------------------------------------------------------------------------
       5,000   Scottsdale, AZ IDA
               (Scottsdale Memorial Hospitals)                      5.500   09/01/2012   04/28/2010 D          5,333
---------------------------------------------------------------------------------------------------------------------
      25,000   Sierra Vista, AZ Municipal Property Corp.            6.150   01/01/2015   07/01/2006 A         25,176
---------------------------------------------------------------------------------------------------------------------
   1,750,000   Verrado, AZ Community Facilities District            6.500   07/15/2027   07/15/2013 A      1,912,453
                                                                                                       --------------
                                                                                                          26,336,301
---------------------------------------------------------------------------------------------------------------------
 ARKANSAS--0.2%
      35,000   AR Devel. Finance Authority
               (Clark County Industrial Council)                    5.600   05/01/2008   05/01/2006 A         35,036
---------------------------------------------------------------------------------------------------------------------
     400,000   AR Devel. Finance Authority
               (Single Family Mtg.)                                 5.300   07/01/2024   07/01/2012 A        409,464
---------------------------------------------------------------------------------------------------------------------
      10,000   AR Devel. Finance Authority, Series B                5.800   01/01/2023   07/01/2009 A         10,249
---------------------------------------------------------------------------------------------------------------------
     105,000   AR Devel. Finance Authority, Series H                6.100   07/01/2030   01/01/2009 A        107,650
---------------------------------------------------------------------------------------------------------------------
     920,000   Greater AR Hsg. Assistance Corp.
               (Hicky Garden Apartments)                            6.000   01/01/2023   01/01/2007 A        939,118
---------------------------------------------------------------------------------------------------------------------
      40,000   Jefferson County, AR Pollution Control
               (AR Power & Light)                                   6.300   06/01/2018   06/01/2006 A         40,176
---------------------------------------------------------------------------------------------------------------------
     385,000   Jefferson County, AR Pollution Control
               (Energy Arkansas)                                    5.600   10/01/2017   06/01/2006 A        387,926
---------------------------------------------------------------------------------------------------------------------
   1,000,000   Northwest AR Regional Airport Authority              5.250   02/01/2023   02/01/2013 A      1,023,840
---------------------------------------------------------------------------------------------------------------------
      40,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)                     6.100   12/01/2016   06/01/2006 A         40,161
---------------------------------------------------------------------------------------------------------------------
      40,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)                     6.300   12/01/2016   06/01/2006 A         40,174
---------------------------------------------------------------------------------------------------------------------
      45,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)                     6.300   12/01/2016   06/01/2006 A         45,146
---------------------------------------------------------------------------------------------------------------------
     485,000   Pope County, AR Pollution Control
               (Arkansas Power & Light Company)                     6.300   11/01/2020   05/01/2006 A        491,048


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                             EFFECTIVE              VALUE
          AMOUNT                                                  COUPON         MATURITY     MATURITY*        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ARKANSAS Continued
$        875,000   Warren, AR Solid Waste Disposal
                   (Potlatch Corp.)                                7.500%      08/01/2013   08/01/2006 A   $     876,173
                                                                                                           --------------

                                                                                                               4,446,161
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.3%
      19,000,000   Anaheim, CA Public Financing Authority
                   RITES 4                                         9.420 2     12/28/2018   10/01/2006 A      21,543,530
-------------------------------------------------------------------------------------------------------------------------
       7,440,000   CA County Tobacco Securitization Agency
                   (TASC)                                          0.000 6     06/01/2021   03/15/2014 B       5,841,739
-------------------------------------------------------------------------------------------------------------------------
       5,500,000   CA County Tobacco Securitization Agency
                   (TASC)                                          0.000 6     06/01/2028   12/01/2018 A       4,312,385
-------------------------------------------------------------------------------------------------------------------------
      13,095,000   CA County Tobacco Securitization Agency
                   (TASC)                                          0.000 6     06/01/2036   12/01/2018 A      10,264,516
-------------------------------------------------------------------------------------------------------------------------
       3,125,000   CA County Tobacco Securitization Agency
                   (TASC)                                          5.500       06/01/2033   06/01/2012 A       3,189,375
-------------------------------------------------------------------------------------------------------------------------
       3,740,000   CA County Tobacco Securitization Agency
                   (TASC)                                          5.750       06/01/2029   12/01/2012 B       3,865,963
-------------------------------------------------------------------------------------------------------------------------
       1,175,000   CA County Tobacco Securitization Agency
                   (TASC)                                          5.750       06/01/2030   06/04/2012 B       1,214,574
-------------------------------------------------------------------------------------------------------------------------
       2,770,000   CA County Tobacco Securitization Agency
                   (TASC)                                          5.875       06/01/2027   06/01/2012 A       2,882,878
-------------------------------------------------------------------------------------------------------------------------
       2,440,000   CA County Tobacco Securitization Agency
                   (TASC)                                          5.875       06/01/2043   06/01/2012 A       2,532,915
-------------------------------------------------------------------------------------------------------------------------
       5,615,000   CA County Tobacco Securitization Agency
                   (TASC)                                          6.000       06/01/2029   06/01/2012 A       5,880,590
-------------------------------------------------------------------------------------------------------------------------
         135,000   CA County Tobacco Securitization Agency
                   (TASC)                                          6.000       06/01/2042   06/01/2012 A         141,203
-------------------------------------------------------------------------------------------------------------------------
     207,670,000   CA County Tobacco Securitization Agency
                   (TASC)                                          6.180 3     06/01/2050   06/01/2016 A      14,414,375
-------------------------------------------------------------------------------------------------------------------------
      18,985,000   CA Golden State Tobacco Securitization Corp.    6.250       06/01/2033   09/11/2012 B      20,534,556
-------------------------------------------------------------------------------------------------------------------------
         410,000   CA Golden State Tobacco Securitization Corp.    6.625       06/01/2040   06/01/2013 A         455,280
-------------------------------------------------------------------------------------------------------------------------
       4,940,000   CA Golden State Tobacco Securitization Corp.    6.750       06/01/2039   06/01/2013 A       5,538,580
-------------------------------------------------------------------------------------------------------------------------
       3,450,000   CA Golden State Tobacco Securitization Corp.    7.800       06/01/2042   06/01/2013 A       4,120,715
-------------------------------------------------------------------------------------------------------------------------
       7,350,000   CA Golden State Tobacco Securitization Corp.    7.900       06/01/2042   06/01/2013 A       8,823,308
-------------------------------------------------------------------------------------------------------------------------
       1,200,000   CA Golden State Tobacco Securitization Corp.
                   (TASC)                                          7.875       06/01/2042   06/01/2013 A       1,438,728
-------------------------------------------------------------------------------------------------------------------------
         190,000   CA Golden State Tobacco Securitization Corp.
                   (TASC)                                          7.875       06/01/2042   06/01/2013 A         227,799
-------------------------------------------------------------------------------------------------------------------------
       1,000,000   CA Statewide CDA (East Valley Tourist)         11.000       10/01/2020   03/01/2007 B       1,033,710
-------------------------------------------------------------------------------------------------------------------------
       3,150,000   CA Statewide CDA (Fairfield Apartments)         6.500       01/01/2016   10/10/2011 D       3,081,897
-------------------------------------------------------------------------------------------------------------------------
       2,440,000   Chula Vista, CA Redevel. Agency (Bayfront)      7.625       09/01/2024   09/01/2006 A       2,497,511
-------------------------------------------------------------------------------------------------------------------------
       3,000,000   Kern County, CA Hsg. Authority
                   (Pioneer Pines)                                 6.150       10/20/2043   10/20/2012 A       3,308,160
-------------------------------------------------------------------------------------------------------------------------
       3,670,000   Lake Elsinore, CA Public Financing Authority,
                   Series F                                        7.100       09/01/2020   09/01/2007 A       3,884,585


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

       PRINCIPAL                                                                             EFFECTIVE             VALUE
          AMOUNT                                                  COUPON         MATURITY    MATURITY*        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        230,000    Los Angeles, CA Regional Airports
                    Improvement Corp.
                    (Delta-Continental Airlines)                   9.250%      08/01/2024   08/01/2006 A   $     231,543
-------------------------------------------------------------------------------------------------------------------------
      10,675,000    Northern CA Tobacco Securitization
                    Authority (TASC)                               0.000 6     06/01/2027   06/12/2016 B       9,528,505
-------------------------------------------------------------------------------------------------------------------------
      14,500,000    Northern CA Tobacco Securitization
                    Authority (TASC)                               4.750       06/01/2023   07/18/2011 D      14,256,835
-------------------------------------------------------------------------------------------------------------------------
         500,000    Riverside County, CA Public Financing
                    Authority COP                                  5.750       05/15/2019   05/15/2009 A         518,270
-------------------------------------------------------------------------------------------------------------------------
       2,000,000    San Francisco City & County, CA COP
                    (San Bruno Jail)                               5.250       10/01/2033   10/01/2008 A       2,099,900
-------------------------------------------------------------------------------------------------------------------------
       2,000,000    San Marcos, CA Special Tax                     5.900       09/01/2028   03/01/2012 A       2,097,120
-------------------------------------------------------------------------------------------------------------------------
       2,000,000    Santa Rosa, CA Rancheria Tachi Yokut
                    Tribe Enterprise                               4.500       03/01/2011   04/08/2009 D       1,988,180
-------------------------------------------------------------------------------------------------------------------------
       6,000,000    Santa Rosa, CA Rancheria Tachi Yokut
                    Tribe Enterprise                               6.125       03/01/2013   04/06/2011 D       6,421,080
-------------------------------------------------------------------------------------------------------------------------
         250,000    Southern CA Tobacco Securitization
                    Authority (TASC)                               5.000       06/01/2013   06/01/2012 A         256,043
-------------------------------------------------------------------------------------------------------------------------
      20,475,000    Southern CA Tobacco Securitization
                    Authority (TASC)                               5.500       06/01/2036   06/01/2012 A      20,842,526
-------------------------------------------------------------------------------------------------------------------------
         125,000    Southern CA Tobacco Securitization
                    Authority (TASC)                               6.000       06/01/2043   06/01/2012 A         130,375
                                                                                                           --------------

                                                                                                             189,399,249
-------------------------------------------------------------------------------------------------------------------------
COLORADO--1.0%
       1,825,000    Adams County, CO Hsg. Authority
                    (Aztec Villa Apartments) 1                     5.850       12/01/2027   12/01/2009 A       1,885,243
-------------------------------------------------------------------------------------------------------------------------
          15,000    Boulder County, CO Multifamily Hsg.
                    (Legacy Apartments)                            6.100       11/20/2025   05/20/2006 A          15,300
-------------------------------------------------------------------------------------------------------------------------
          90,000    CO Health Facilities Authority
                    (Northern Colorado Medical Center)             6.000       05/15/2020   05/15/2006 A          90,163
-------------------------------------------------------------------------------------------------------------------------
         780,000    CO Hsg. & Finance Authority (Single Family)    5.480 3     11/01/2029   05/01/2010 A         212,386
-------------------------------------------------------------------------------------------------------------------------
         850,000    CO Hsg. & Finance Authority (Single Family)    5.900       08/01/2023   08/01/2008 B         889,321
-------------------------------------------------------------------------------------------------------------------------
         415,000    CO Hsg. & Finance Authority (Single Family)    6.450       04/01/2030   04/01/2009 A         424,167
-------------------------------------------------------------------------------------------------------------------------
       2,820,000    CO Hsg. & Finance Authority (Single Family)    6.800       04/01/2030   11/01/2006 B       2,859,988
-------------------------------------------------------------------------------------------------------------------------
          45,000    CO Hsg. & Finance Authority (Single Family)    7.450       10/01/2016   12/08/2007 B          46,858
-------------------------------------------------------------------------------------------------------------------------
          10,000    CO Hsg. & Finance Authority (Single Family)    7.450       11/01/2027   11/01/2012 A          10,089
-------------------------------------------------------------------------------------------------------------------------
           7,000    CO Hsg. & Finance Authority, Series A          7.400       11/01/2027   05/01/2006 B           7,023
-------------------------------------------------------------------------------------------------------------------------
          25,000    CO Hsg. & Finance Authority, Series A-4        6.250       10/01/2013   10/01/2006 A          25,240
-------------------------------------------------------------------------------------------------------------------------
         500,000    CO Hsg. & Finance Authority, Series B-2        6.400       10/01/2027   10/01/2006 A         510,635
-------------------------------------------------------------------------------------------------------------------------
         155,000    CO Hsg. & Finance Authority, Series C-2        6.875       11/01/2028   09/01/2006 B         157,519
-------------------------------------------------------------------------------------------------------------------------
         470,000    CO Hsg. & Finance Authority, Series D-2        6.350       11/01/2029   02/02/2007 B         478,296
-------------------------------------------------------------------------------------------------------------------------
          10,000    CO Water Resources & Power Devel.
                    Authority, Series A                            5.600       11/01/2017   11/01/2007 A          10,388


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                              EFFECTIVE             VALUE
         AMOUNT                                                   COUPON         MATURITY    MATURITY*        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$        20,000    Colorado Springs, CO Airport                    5.250%      01/01/2022   01/01/2007 A   $      20,195
-------------------------------------------------------------------------------------------------------------------------
         10,000    Denver, CO City & County Airport                5.500       11/15/2025   11/15/2006 A          10,202
-------------------------------------------------------------------------------------------------------------------------
        225,000    Denver, CO City & County Airport                5.750       11/15/2010   11/15/2006 A         231,903
-------------------------------------------------------------------------------------------------------------------------
         90,000    Denver, CO City & County Airport                5.750       11/15/2015   11/15/2006 A          92,761
-------------------------------------------------------------------------------------------------------------------------
      1,000,000    Denver, CO City & County Airport RITES          7.995 2     11/15/2014   11/15/2010 A       1,163,670
-------------------------------------------------------------------------------------------------------------------------
      1,500,000    Denver, CO City & County Airport RITES          7.995 2     11/15/2015   11/15/2010 A       1,761,975
-------------------------------------------------------------------------------------------------------------------------
      1,500,000    Denver, CO City & County Airport RITES          7.995 2     11/15/2016   11/15/2010 A       1,746,165
-------------------------------------------------------------------------------------------------------------------------
      1,000,000    Denver, CO City & County Airport RITES          7.995 2     11/15/2018   11/15/2010 A       1,157,980
-------------------------------------------------------------------------------------------------------------------------
      3,000,000    Denver, CO City & County Airport, Series C      5.600       11/15/2011   11/15/2006 A       3,062,250
-------------------------------------------------------------------------------------------------------------------------
      1,200,000    Denver, CO Urban Renewal Authority              9.125       09/01/2017   09/01/2006 A       1,222,092
-------------------------------------------------------------------------------------------------------------------------
         15,000    Parker, CO Sales & Use Tax                      5.375       11/01/2011   11/01/2006 A          15,021
-------------------------------------------------------------------------------------------------------------------------
        500,000    Southlands, CO Medical District                 6.750       12/01/2016   12/01/2014 A         551,455
                                                                                                           --------------

                                                                                                              18,658,285
-------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.3%
         45,000    Bridgeport, CT GO                               5.500       09/01/2015   09/01/2006 A          45,786
-------------------------------------------------------------------------------------------------------------------------
         30,000    CT Airport (Bradley International Airport)      5.125       10/01/2026   04/01/2012 A          30,696
-------------------------------------------------------------------------------------------------------------------------
         60,000    CT Devel. Authority
                   (Bridgeport Hydraulic Company)                  6.000       09/01/2036   09/01/2006 A          61,780
-------------------------------------------------------------------------------------------------------------------------
        115,000    CT Devel. Authority
                   (Bridgeport Hydraulic Company)                  6.000       09/01/2036   09/01/2006 A         118,412
-------------------------------------------------------------------------------------------------------------------------
      1,000,000    CT Devel. Authority (Mary Wade Home)            6.375       12/01/2018   12/01/2009 A       1,093,170
-------------------------------------------------------------------------------------------------------------------------
      2,000,000    CT Devel. Authority Airport Facility
                   (Learjet) 1                                     7.950       04/01/2026   10/01/2014 A       2,374,040
-------------------------------------------------------------------------------------------------------------------------
        435,000    CT Devel. Authority Pollution Control
                   (Connecticut Light & Power Company)             5.850       09/01/2028   10/01/2008 A         459,121
-------------------------------------------------------------------------------------------------------------------------
      4,490,000    CT Devel. Authority Pollution Control
                   (Connecticut Light & Power Company) 1           5.950       09/01/2028   10/01/2008 A       4,748,983
-------------------------------------------------------------------------------------------------------------------------
         25,000    CT H&EFA (3030 Park Fairfield Health Center)    6.000       11/01/2015   11/01/2006 A          25,781
-------------------------------------------------------------------------------------------------------------------------
        100,000    CT H&EFA (Bridgeport Hospital)                  5.375       07/01/2025   07/01/2006 A         102,338
-------------------------------------------------------------------------------------------------------------------------
         30,000    CT H&EFA (Bridgeport Hospital)                  6.625       07/01/2018   07/01/2006 A          30,214
-------------------------------------------------------------------------------------------------------------------------
         50,000    CT H&EFA (Danbury Hospital)                     5.300       07/01/2014   07/01/2006 A          51,045
-------------------------------------------------------------------------------------------------------------------------
         50,000    CT H&EFA (Danbury Hospital)                     5.375       07/01/2017   01/01/2007 A          51,047
-------------------------------------------------------------------------------------------------------------------------
      6,555,000    CT H&EFA (Greenwich Hospital Assoc.) 1          5.800       07/01/2026   07/01/2006 A       6,716,777
-------------------------------------------------------------------------------------------------------------------------
         30,000    CT H&EFA (Lawrence & Memorial Hospital)         5.000       07/01/2022   07/01/2006 A          30,024
-------------------------------------------------------------------------------------------------------------------------
         45,000    CT H&EFA (Loomis Chaffee)                       5.500       07/01/2026   07/01/2006 A          45,626
-------------------------------------------------------------------------------------------------------------------------
      1,265,000    CT H&EFA (New Britain General Hospital),
                   Series B 1                                      6.000       07/01/2024   07/01/2006 A       1,289,415
-------------------------------------------------------------------------------------------------------------------------
         10,000    CT H&EFA (Veterans Memorial
                   Medical Center)                                 5.375       07/01/2015   07/01/2006 A          10,234
-------------------------------------------------------------------------------------------------------------------------
         30,000    CT H&EFA, Series E                              6.500       07/01/2014   07/01/2006 A          30,047
-------------------------------------------------------------------------------------------------------------------------
         55,000    CT HFA 1                                        6.000       11/15/2027   11/15/2008 A          56,435
-------------------------------------------------------------------------------------------------------------------------
         20,000    CT HFA, Series G 1                              5.950       11/15/2017   11/15/2008 A          20,535


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      PRINCIPAL                                                                              EFFECTIVE             VALUE
         AMOUNT                                                   COUPON         MATURITY    MATURITY*        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$     1,560,000    CT Resource Recovery Authority
                   (Browning-Ferris Industries) 1                  6.450%      11/15/2022   11/15/2006 A   $   1,574,976
-------------------------------------------------------------------------------------------------------------------------
        110,000    CT Special Obligaton Parking
                   (Bradley International Airport Parking)         6.600       07/01/2024   07/01/2010 A         120,610
-------------------------------------------------------------------------------------------------------------------------
      3,565,000    Eastern CT Resource Recovery Authority
                   Solid Waste (Wheelabrator Lisbon)               5.500       01/01/2020   01/01/2007 A       3,568,636
-------------------------------------------------------------------------------------------------------------------------
        600,000    Mashantucket, CT Western Pequot Tribe,
                   Series B                                        5.600       09/01/2009   09/01/2007 A         626,394
-------------------------------------------------------------------------------------------------------------------------
      1,000,000    Sprague, CT Environmental Improvement
                   (International Paper Company)                   5.700       10/01/2021   10/01/2009 A       1,032,220
                                                                                                           --------------

                                                                                                              24,314,342
-------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
         25,000    DE EDA (General Motors Corp.)                   5.600       04/01/2009   04/01/2009            23,044
-------------------------------------------------------------------------------------------------------------------------
        250,000    DE EDA (United Waterworks)                      6.200       06/01/2025   06/01/2006 A         255,485
-------------------------------------------------------------------------------------------------------------------------
         20,000    DE Hsg. Authority (Multifamily Mtg.)            7.375       01/01/2015   09/11/2011 D          19,971
-------------------------------------------------------------------------------------------------------------------------
         10,000    DE Hsg. Authority (Single Family Mtg.)          6.050       07/01/2028   07/01/2009 A          10,047
-------------------------------------------------------------------------------------------------------------------------
         10,000    Wilmington, DE GO                               6.200       10/01/2016   10/01/2006 A          10,324
                                                                                                           --------------

                                                                                                                 318,871
-------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.1%
         40,000    District of Columbia (American University)      5.625       10/01/2026   10/01/2006 A          40,735
-------------------------------------------------------------------------------------------------------------------------
      5,000,000    District of Columbia (Carnegie Endowment)       5.750       11/15/2026   05/15/2006 A       5,110,950
-------------------------------------------------------------------------------------------------------------------------
        200,000    District of Columbia
                   (James F. Oyster Elementary School)             6.450       11/01/2034   11/01/2010 A         217,344
-------------------------------------------------------------------------------------------------------------------------
        465,000    District of Columbia HFA (Single Family),
                   Series A                                        6.850       06/01/2031   06/28/2007 B         473,598
-------------------------------------------------------------------------------------------------------------------------
         35,000    District of Columbia HFA (Single Family),
                   Series B                                        5.900       12/01/2028   06/01/2009 A          35,112
-------------------------------------------------------------------------------------------------------------------------
      2,000,000    District of Columbia Tobacco Settlement
                   Financing Corp.                                 6.250       05/15/2024   11/15/2011 B       2,122,020
-------------------------------------------------------------------------------------------------------------------------
        110,000    District of Columbia Tobacco Settlement
                   Financing Corp.                                 6.500       05/15/2033   08/06/2019 D         125,315
-------------------------------------------------------------------------------------------------------------------------
     11,150,000    District of Columbia Tobacco Settlement
                   Financing Corp.                                 6.750       05/15/2040   05/15/2011 A      12,158,072
-------------------------------------------------------------------------------------------------------------------------
        110,000    Metropolitan Washington D.C. Airport
                   Authority, Series B                             5.500       10/01/2023   10/01/2009 A         112,551
                                                                                                           --------------

                                                                                                              20,395,697
-------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.5%
      3,770,000    Arbor Greene, FL Community Devel. District
                   Special Assessment                              7.600       05/01/2018   05/01/2006 A       3,829,792
-------------------------------------------------------------------------------------------------------------------------
         15,000    Baker County, FL Hospital Authority             5.300       12/01/2023   12/01/2008 A          15,336
-------------------------------------------------------------------------------------------------------------------------
         30,000    Bay County, FL Water System                     6.250       09/01/2014   09/01/2006 A          30,064
-------------------------------------------------------------------------------------------------------------------------
        950,000    Bonnet Creek, FL Resort Community Devel.
                   District Special Assessment                     7.125       05/01/2012   01/10/2010 D       1,046,615


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                             EFFECTIVE             VALUE
          AMOUNT                                                  COUPON         MATURITY    MATURITY*        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      6,000,000    Brevard County, FL Health Facilities
                    Authority (Holmes Regional Medical Center)     5.600%      10/01/2010   10/01/2006 A   $   6,112,920
-------------------------------------------------------------------------------------------------------------------------
          35,000    Brevard County, FL Industrial Devel.
                    (The Kroger Company)                           7.250       01/01/2009   07/01/2006 A          35,418
-------------------------------------------------------------------------------------------------------------------------
       2,400,000    Brooks of Bonita Springs, FL Community
                    Devel. District, Series A                      6.200       05/01/2019   05/01/2006 A       2,453,760
-------------------------------------------------------------------------------------------------------------------------
       2,000,000    Broward County, FL Airport Facilities
                    (Learjet)                                      7.500       11/01/2020   11/01/2014 A       2,329,500
-------------------------------------------------------------------------------------------------------------------------
          70,000    Broward County, FL Airport System              5.250       10/01/2026   10/01/2012 A          72,552
-------------------------------------------------------------------------------------------------------------------------
          50,000    Broward County, FL Airport System
                    (Passenger Facility)                           5.250       10/01/2015   10/01/2008 A          51,908
-------------------------------------------------------------------------------------------------------------------------
          40,000    Broward County, FL HFA
                    (Pompano Oaks Apartments)                      6.100       12/01/2038   06/01/2007 A          41,259
-------------------------------------------------------------------------------------------------------------------------
          15,000    Broward County, FL HFA Single Family
                    Mtg., Series A                                 6.200       04/01/2030   04/01/2009 A          15,452
-------------------------------------------------------------------------------------------------------------------------
         280,000    Broward County, FL Professional
                    Sports Facilities (Civic Arena)                5.625       09/01/2028   09/01/2006 A         284,855
-------------------------------------------------------------------------------------------------------------------------
          30,000    Canaveral, FL Port Authority                   5.750       06/01/2021   06/01/2006 A          30,683
-------------------------------------------------------------------------------------------------------------------------
          25,000    Charlotte County, FL Utilities                 5.625       10/01/2021   10/01/2006 A          25,731
-------------------------------------------------------------------------------------------------------------------------
         240,000    Clay County, FL HFA (Single Family Mtg.)       5.450       04/01/2031   10/01/2007 B         243,554
-------------------------------------------------------------------------------------------------------------------------
         120,000    Clay County, FL HFA (Single Family Mtg.)       6.550       03/01/2028   03/01/2007 A         122,730
-------------------------------------------------------------------------------------------------------------------------
       4,845,000    Collier County, FL IDA (Allete)                6.500       10/01/2025   07/01/2006 A       4,956,047
-------------------------------------------------------------------------------------------------------------------------
       2,900,000    Concorde Estates, FL Community Devel.
                    District 1                                     5.000       05/01/2011   05/01/2007 D       2,918,618
-------------------------------------------------------------------------------------------------------------------------
       1,955,000    Dade County, FL Aviation
                    (Miami International Airport)                  5.750       10/01/2026   10/01/2008 A       2,011,832
-------------------------------------------------------------------------------------------------------------------------
       2,280,000    Dade County, FL Aviation, Series A             5.750       10/01/2011   10/01/2006 A       2,344,433
-------------------------------------------------------------------------------------------------------------------------
          35,000    Dade County, FL Aviation, Series A             5.750       10/01/2012   10/01/2006 A          35,989
-------------------------------------------------------------------------------------------------------------------------
       5,430,000    Dade County, FL Aviation, Series A             5.750       10/01/2015   10/01/2006 A       5,588,936
-------------------------------------------------------------------------------------------------------------------------
         140,000    Dade County, FL Aviation, Series A             5.750       10/01/2018   10/01/2006 A         144,070
-------------------------------------------------------------------------------------------------------------------------
          25,000    Dade County, FL Educational Facilities
                    Authority (University of Miami)                5.750       04/01/2020   10/01/2006 A          25,542
-------------------------------------------------------------------------------------------------------------------------
          70,000    Dade County, FL Educational Facilities
                    Authority (University of Miami)                5.750       04/01/2020   10/01/2006 A          71,516
-------------------------------------------------------------------------------------------------------------------------
          20,000    Dade County, FL Health Facilities Authority
                    (Baptist Hospital of Miami)                    5.250       05/15/2013   05/15/2006 A          20,024
-------------------------------------------------------------------------------------------------------------------------
          45,000    Dade County, FL Health Facilities Authority
                    (Baptist Hospital of Miami)                    5.250       05/15/2021   05/15/2006 A          45,048
-------------------------------------------------------------------------------------------------------------------------
          50,000    Dade County, FL Res Rec                        5.500       10/01/2010   10/01/2006 A          51,339
-------------------------------------------------------------------------------------------------------------------------
          80,000    Dade County, FL Res Rec                        5.500       10/01/2013   10/01/2006 A          82,106
-------------------------------------------------------------------------------------------------------------------------
          70,000    Dade County, FL Seaport                        5.500       10/01/2026   10/01/2006 A          71,965
-------------------------------------------------------------------------------------------------------------------------
       1,425,000    Dade County, FL Seaport                        5.750       10/01/2015   10/01/2006 A       1,455,880
-------------------------------------------------------------------------------------------------------------------------
           5,000    Duval County, FL HFA (Single Family Mtg.)      5.950       04/01/2030   04/01/2009 A           5,139
-------------------------------------------------------------------------------------------------------------------------
         155,000    Edgewater, FL Water & Sewer                    5.500       10/01/2021   10/01/2006 A         155,219


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

       PRINCIPAL                                                                             EFFECTIVE             VALUE
          AMOUNT                                                  COUPON         MATURITY     MATURITY*       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$        115,000    Escambia County, FL Health Facilities
                    Authority (Baptist Manor)                      5.125%      10/01/2019   10/01/2010 A   $     117,171
-------------------------------------------------------------------------------------------------------------------------
       1,785,000    Escambia County, FL Health Facilities
                    Authority RITES                               11.983 2     07/01/2020   07/01/2020         2,163,170
-------------------------------------------------------------------------------------------------------------------------
           5,000    Escambia County, FL HFA (Multi-County)         6.400       10/01/2030   04/01/2010 A           5,055
-------------------------------------------------------------------------------------------------------------------------
          10,000    Escambia County, FL HFA (Multi-County),
                    Series A                                       6.100       04/01/2030   04/01/2007 A          10,300
-------------------------------------------------------------------------------------------------------------------------
          50,000    Escambia County, FL HFA (Multi-County),
                    Series C                                       5.875       10/01/2028   10/01/2008 A          51,140
-------------------------------------------------------------------------------------------------------------------------
         555,000    Escambia County, FL Pollution Control
                    (Champion International Corp.)                 5.875       06/01/2022   06/01/2006 A         561,427
-------------------------------------------------------------------------------------------------------------------------
       3,270,000    Escambia County, FL Pollution Control
                    (Champion International Corp.)                 6.400       09/01/2030   09/01/2008 A       3,371,861
-------------------------------------------------------------------------------------------------------------------------
          35,000    Escambia County, FL School Board COP           5.500       02/01/2016   02/01/2007 A          35,750
-------------------------------------------------------------------------------------------------------------------------
       2,375,000    Fiddlers Creek, FL Community Devel. District   5.800       05/01/2021   05/01/2010 A       2,480,355
-------------------------------------------------------------------------------------------------------------------------
       1,085,000    Fiddlers Creek, FL Community Devel. District   5.875       05/01/2021   05/01/2009 A       1,140,216
-------------------------------------------------------------------------------------------------------------------------
          25,000    FL Agriculture & Mechanical University
                    (Student Apartments)                           5.625       07/01/2021   07/01/2006 A          25,366
-------------------------------------------------------------------------------------------------------------------------
       5,000,000    FL Gateway Services Community Devel.
                    District Special Assessment (Sun City Center)  5.500       05/01/2010   08/15/2006 D       5,037,500
-------------------------------------------------------------------------------------------------------------------------
         125,000    FL HFA                                         6.300       09/01/2036   09/01/2006 A         128,029
-------------------------------------------------------------------------------------------------------------------------
          10,000    FL HFA                                         6.350       07/01/2028   01/01/2009 A          10,104
-------------------------------------------------------------------------------------------------------------------------
          35,000    FL HFA 1                                       6.350       07/01/2028   01/01/2007 A          36,039
-------------------------------------------------------------------------------------------------------------------------
          15,000    FL HFA (Aloma Bend)                            5.350       12/01/2027   12/01/2009 A          15,259
-------------------------------------------------------------------------------------------------------------------------
          25,000    FL HFA (Driftwood Terrace)                     7.650       12/20/2031   06/20/2006 A          25,109
-------------------------------------------------------------------------------------------------------------------------
          40,000    FL HFA (Holly Cove Apartments)                 6.250       10/01/2035   10/01/2007 A          40,648
-------------------------------------------------------------------------------------------------------------------------
          25,000    FL HFA (Indian Run Apartments) 1               6.100       12/01/2026   12/01/2008 A          25,661
-------------------------------------------------------------------------------------------------------------------------
          15,000    FL HFA (Landings at Sea Forest)                5.850       12/01/2018   12/01/2008 A          15,393
-------------------------------------------------------------------------------------------------------------------------
          25,000    FL HFA (Landings at Sea Forest)                6.050       12/01/2036   12/01/2007 A          25,583
-------------------------------------------------------------------------------------------------------------------------
          25,000    FL HFA (Landings Boot Ranch)                   5.875       11/01/2015   05/01/2006 A          25,520
-------------------------------------------------------------------------------------------------------------------------
         205,000    FL HFA (Landings Boot Ranch)                   6.100       11/01/2035   05/01/2006 A         209,686
-------------------------------------------------------------------------------------------------------------------------
          20,000    FL HFA (Mariner Club Apartments), Series K-1   6.375       09/01/2036   09/01/2008 A          20,490
-------------------------------------------------------------------------------------------------------------------------
         100,000    FL HFA (Reserve at Kanpaha)                    5.500       07/01/2020   07/01/2007 A         102,911
-------------------------------------------------------------------------------------------------------------------------
          50,000    FL HFA (Riverfront Apartments)                 6.200       04/01/2027   04/01/2007 A          51,576
-------------------------------------------------------------------------------------------------------------------------
          50,000    FL HFA (Sterling Palms Apartments)             6.400       12/01/2026   05/01/2006 A          51,150
-------------------------------------------------------------------------------------------------------------------------
          10,000    FL HFA (Stoddert Arms Apartments)              5.900       09/01/2010   09/01/2006 A          10,246
-------------------------------------------------------------------------------------------------------------------------
          75,000    FL HFA (Stoddert Arms Apartments) 1            6.300       09/01/2036   09/01/2006 A          76,823
-------------------------------------------------------------------------------------------------------------------------
          15,000    FL HFA (Willow Lake Apartments)                5.400       01/01/2032   01/01/2008 A          15,242
-------------------------------------------------------------------------------------------------------------------------
          15,000    FL HFA (Windchase Apartments), Series C        5.900       12/01/2027   06/01/2009 A          15,400
-------------------------------------------------------------------------------------------------------------------------
         195,000    FL HFA (Worthington Apartments)                6.050       12/01/2025   12/01/2007 A         198,366
-------------------------------------------------------------------------------------------------------------------------
           5,000    FL HFA (Worthington Apartments)                6.200       12/01/2035   06/01/2006 A           5,099
-------------------------------------------------------------------------------------------------------------------------
          15,000    FL HFA, Series 3 1                             6.200       07/01/2016   01/01/2009 A          15,415


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                             EFFECTIVE           VALUE
      AMOUNT                                                                    COUPON       MATURITY     MATURITY*     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     25,000   FL HFA, Series 3 1                                                6.300%    07/01/2024   01/01/2007 A  $     26,459
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   FL HFA, Series A                                                  6.400     06/01/2024   06/01/2006 A        25,082
-----------------------------------------------------------------------------------------------------------------------------------
     210,000   FL HFC                                                            5.440 3   07/01/2030   01/01/2011 A        56,305
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   FL HFC                                                            5.900     07/01/2021   07/01/2009 A        20,232
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   FL HFC                                                            5.950     01/01/2032   01/01/2010 A        10,351
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   FL HFC (Ashton Lake Apartments)                                   5.875     01/01/2041   01/01/2011 A        20,703
-----------------------------------------------------------------------------------------------------------------------------------
     430,000   FL HFC (Bernwood Trace Associates)                                5.830 3   12/01/2029   12/01/2011 A       107,758
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   FL HFC (Grande Court Boggy Creek)                                 5.000     09/01/2021   09/01/2012 A        51,029
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Hampton Court Apartments)                                 5.600     03/01/2032   03/01/2009 A        15,359
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   FL HFC (Homeowner Mtg.)                                           5.350     01/01/2021   01/01/2008 B        35,663
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   FL HFC (Homeowner Mtg.)                                           5.750     07/01/2017   07/01/2009 A        35,372
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Homeowner Mtg.)                                           5.900     07/01/2029   07/01/2009 A        15,332
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   FL HFC (Logan Heights Apartments)                                 6.000     10/01/2039   10/01/2009 A        53,260
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   FL HFC (Peacock Run Apartments)                                   5.400     08/01/2042   08/01/2012 A        20,366
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   FL HFC (Raceway Pointe Partners)                                  5.750     09/01/2027   09/01/2011 A        52,228
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Seminole Ridge Apartments)                                6.000     10/01/2029   10/01/2009 A        15,791
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   FL HFC (Waverly Apartments)                                       6.200     07/01/2035   07/01/2010 A        47,865
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   FL HFC (Winterlakes Sanctuary), Series H-1                        6.000     09/01/2032   09/01/2011 A        31,298
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   FL HFC (Woodridge Apartments)                                     6.000     10/01/2039   10/01/2009 A        15,736
-----------------------------------------------------------------------------------------------------------------------------------
      85,000   FL Ports Financing Commission                                     5.375     06/01/2016   06/01/2007 A        87,949
-----------------------------------------------------------------------------------------------------------------------------------
   1,380,000   FL Ports Financing Commission 1                                   5.375     06/01/2027   06/01/2007 A     1,413,106
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Greater Orlando, FL Aviation Authority                            5.125     10/01/2028   10/01/2010 A       101,803
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Greater Orlando, FL Aviation Authority                            5.250     10/01/2023   10/01/2007 A        15,363
-----------------------------------------------------------------------------------------------------------------------------------
   2,695,000   Herons Glen, FL Recreation District
               Special Assessment                                                5.900     05/01/2019   05/01/2010 A     2,770,945
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Herons Glen, FL Recreation District
               Special Assessment                                                6.000     05/01/2029   05/01/2010 A     2,057,200
-----------------------------------------------------------------------------------------------------------------------------------
   1,555,000   Hillsborough County, FL Aviation Authority
               (Tampa International Airport)                                     6.000     10/01/2023   10/01/2006 A     1,602,816
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Hillsborough County, FL IDA
               (National Gypsum Company)                                         7.125     04/01/2030   10/01/2010 A     2,215,720
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Jacksonville, FL EDC
               (Met Packaging Solutions)                                         5.500     10/01/2030   10/01/2015 A     1,043,980
-----------------------------------------------------------------------------------------------------------------------------------
   5,555,000   Jacksonville, FL EDC
               (Met Packaging Solutions)                                         5.875     06/01/2025   06/01/2016 A     6,032,897
-----------------------------------------------------------------------------------------------------------------------------------
   2,910,000   Jacksonville, FL EDC
               (Met Packaging Solutions)                                         5.875     06/01/2031   06/01/2016 A     3,153,014
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Jacksonville, FL Electric Authority
               (Water & Sewer)                                                   5.300     10/01/2029   10/01/2006 A        20,014
-----------------------------------------------------------------------------------------------------------------------------------
     330,000   Jacksonville, FL Pollution Control
               (Anheuser-Busch Companies)                                        5.700     08/01/2031   08/01/2006 A       334,696
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Jacksonville, FL Port Authority                                   5.625     11/01/2018   11/01/2008 A        77,210


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                             EFFECTIVE           VALUE
      AMOUNT                                                                    COUPON       MATURITY     MATURITY*     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     70,000   Jacksonville, FL Port Authority                                   5.625%    11/01/2026   11/01/2010 A  $     74,132
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Jacksonville, FL Sewage & Solid Waste Disposal
               (Anheuser-Busch Companies)                                        5.875     02/01/2036   02/01/2007 A        15,378
-----------------------------------------------------------------------------------------------------------------------------------
     740,000   Jacksonville, FL Water & Sewage
               (United Waterworks)                                               6.350     08/01/2025   08/01/2006 A       756,354
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lakeland, FL Light & Water                                        5.750     10/01/2019   10/01/2006 A        27,116
-----------------------------------------------------------------------------------------------------------------------------------
     795,000   Lee County, FL HFA (Single Family Mtg.)                           6.450     03/01/2031   03/01/2017 B       810,924
-----------------------------------------------------------------------------------------------------------------------------------
     830,000   Lee County, FL HFA (Single Family Mtg.)                           7.100     03/01/2034   09/01/2006 B       854,701
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Lee County, FL IDA (Bonita Springs Utilities)                     5.650     11/01/2009   11/01/2006 A        50,947
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Lee County, FL IDA (Bonita Springs Utilities)                     6.050     11/01/2015   11/01/2006 A        25,594
-----------------------------------------------------------------------------------------------------------------------------------
     125,000   Lee County, FL IDA (Bonita Springs Utilities)                     6.050     11/01/2020   11/01/2006 A       127,931
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Macclenny, FL Capital Improvement                                 5.500     01/01/2026   07/01/2006 A        91,916
-----------------------------------------------------------------------------------------------------------------------------------
   2,535,000   Manatee County, FL HFA (Single Family Mtg.)                       5.400     03/01/2035   08/15/2008 B     2,572,949
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Manatee County, FL HFA (Single Family Mtg.)                       5.500     03/01/2035   09/01/2013 A        41,734
-----------------------------------------------------------------------------------------------------------------------------------
       5,000   Manatee County, FL HFA, Series A                                  9.125     06/01/2016   06/01/2006 A         5,016
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Manatee County, FL Port Authority                                 5.400     10/01/2013   10/01/2006 A        25,025
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Martin County, FL Health Facilities
               (Martin Memorial Medical Center)                                  5.375     11/15/2024   11/15/2007 A        10,424
-----------------------------------------------------------------------------------------------------------------------------------
  10,125,000   Martin County, FL IDA
               (Indiantown Cogeneration)                                         7.875     12/15/2025   12/15/2006 A    10,300,061
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Miami Beach, FL Water & Sewer                                     5.375     09/01/2015   09/01/2006 A        25,534
-----------------------------------------------------------------------------------------------------------------------------------
      80,000   Miami, FL Community Redevel.
               (Southeast Overtown/Park West)                                    8.500     10/01/2015   10/01/2006 A        80,267
-----------------------------------------------------------------------------------------------------------------------------------
   3,500,000   Miami, FL Health Facilities Authority
               (Mercy Hospital) IRS 1                                            7.140 2   08/15/2015   08/15/2006 A     3,532,830
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Miami-Dade County, FL Aviation                                    5.250     10/01/2017   10/01/2008 A        51,667
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Miami-Dade County, FL HFA
               (Country Club Villas Apartments)                                  6.000     10/01/2015   04/01/2011 A        15,406
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Miami-Dade County, FL Special Obligation,
               Series B                                                          5.430 3   10/01/2031   04/01/2008 A         5,092
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monterra Community, FL Devel. District
               Special Assessment                                                5.000     11/01/2010   11/01/2010       1,002,760
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   North Broward, FL Hospital District                               5.375     01/15/2024   01/15/2007 A        10,238
-----------------------------------------------------------------------------------------------------------------------------------
     105,000   North Broward, FL Hospital District                               5.375     01/15/2024   01/15/2007 A       107,237
-----------------------------------------------------------------------------------------------------------------------------------
     280,000   North Broward, FL Hospital District                               5.750     01/15/2027   01/15/2007 A       286,748
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   North Palm Beach Heights, FL Water
               Control District, Series A                                        6.500     10/01/2012   10/01/2006 A        40,094
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Oakland Park, FL Utilities System                                 5.250     09/01/2014   09/01/2006 A        25,033
-----------------------------------------------------------------------------------------------------------------------------------
     405,000   Oakland, FL Charter School                                        6.950     12/01/2015   05/01/2011 D       426,344
-----------------------------------------------------------------------------------------------------------------------------------
      40,000   Ocala, FL Capital Improvements COP                                5.375     10/01/2022   10/01/2006 A        40,850
-----------------------------------------------------------------------------------------------------------------------------------
   2,015,000   Okaloosa County, FL Airport                                       6.000     10/01/2030   10/01/2013 A     2,186,255
-----------------------------------------------------------------------------------------------------------------------------------
      45,000   Orange County, FL HFA                                             5.150     03/01/2022   09/01/2009 A        45,216
-----------------------------------------------------------------------------------------------------------------------------------
   3,660,000   Orange County, FL HFA                                             5.650     09/01/2034   12/01/2008 B     3,760,577


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                             EFFECTIVE           VALUE
      AMOUNT                                                                    COUPON       MATURITY     MATURITY*     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     25,000   Orange County, FL HFA                                             5.800%    09/01/2017   09/01/2009 A  $     25,162
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Orange County, FL HFA (Single Family Mtg.)                        5.875     03/01/2028   09/01/2007 A        15,266
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Orange County, FL HFA (Single Family Mtg.)                        5.950     03/01/2028   03/01/2007 A        35,985
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Palm Beach County, FL Health Facilities
               Authority (Adult Community Services)                              5.625     11/15/2020   11/15/2008 A        66,706
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   Palm Beach County, FL Health Facilities
               Authority (Jupiter Medical Center)                                5.250     08/01/2018   08/01/2006 A        50,057
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Beach County, FL Health Facilities
               Authority (Jupiter Medical Center)                                5.250     08/01/2023   08/01/2006 A        25,027
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Palm Beach County, FL Industrial Devel.
               (Regents Park Boca Raton)                                         5.700     02/01/2024   08/01/2006 A        35,053
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Palm Beach, FL HFA (Chelsea Commons)                              5.800     12/01/2017   06/01/2006 A        25,324
-----------------------------------------------------------------------------------------------------------------------------------
      30,000   Pasco County, FL Solid Waste Disposal
               & Resource Recovery                                               6.000     04/01/2011   10/01/2006 A        30,058
-----------------------------------------------------------------------------------------------------------------------------------
     860,000   Pinellas County, FL HFA                                           5.500     03/01/2036   03/18/2008 B       888,371
-----------------------------------------------------------------------------------------------------------------------------------
   4,500,000   Pinellas County, FL HFA (Oaks of Clearwater)                      6.375     06/01/2019   11/09/2013 B     4,852,530
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Pinellas County, FL HFA (Single Family)                           5.300     09/01/2030   09/15/2006 B        35,312
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Pinellas County, FL HFA (Single Family)                           6.000     09/01/2018   03/01/2007 A        10,152
-----------------------------------------------------------------------------------------------------------------------------------
      65,000   Pinellas County, FL HFA, Series A                                 6.000     04/01/2029   04/01/2008 A        66,316
-----------------------------------------------------------------------------------------------------------------------------------
      35,000   Pinellas County, FL HFA, Series B                                 6.200     09/01/2034   09/01/2012 A        36,258
-----------------------------------------------------------------------------------------------------------------------------------
     435,000   Polk County, FL IDA Solid Waste Disposal
               (Tampa Electric Company)                                          5.850     12/01/2030   12/01/2008 A       449,529
-----------------------------------------------------------------------------------------------------------------------------------
     395,000   Polk County, FL IDA Solid Waste Disposal
               (Tampa Electric Company)                                          5.850     12/01/2030   12/01/2008 A       403,769
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Port Palm, FL Beach District                                      5.500     09/01/2024   09/01/2009 A        21,094
-----------------------------------------------------------------------------------------------------------------------------------
   1,500,000   Reunion East, FL Community Devel. District
               Special Assessment                                                5.200     11/01/2007   11/01/2007       1,508,385
-----------------------------------------------------------------------------------------------------------------------------------
   3,450,000   Riverwood, FL Community Devel. District,
               Series A                                                          8.500     05/01/2014   05/01/2006 A     3,471,839
-----------------------------------------------------------------------------------------------------------------------------------
     100,000   Riverwood, FL Community Devel. District,
               Series B                                                          8.500     05/01/2012   05/01/2012         104,284
-----------------------------------------------------------------------------------------------------------------------------------
     260,000   Santa Rosa Bay, FL Bridge Authority                               6.250     07/01/2028   07/01/2006 A       266,412
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   South Broward, FL Hospital District                               5.400     05/01/2016   05/01/2006 A        25,537
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   St. John's County, FL Water & Sewer                               5.500     06/01/2026   06/01/2006 A        15,339
-----------------------------------------------------------------------------------------------------------------------------------
     900,000   Sumter Landing, FL Community Devel.
               District Special Assessment                                       6.250     05/01/2013   05/01/2009 D       901,728
-----------------------------------------------------------------------------------------------------------------------------------
     500,000   Venice, FL Health Care
               (Bon Secours Health Systems)                                      5.625     08/15/2026   08/15/2006 A       512,930
-----------------------------------------------------------------------------------------------------------------------------------
     275,000   Village, FL Community Devel. District                             5.000     05/01/2008   07/01/2006 D       275,250
-----------------------------------------------------------------------------------------------------------------------------------
   1,980,000   Village, FL Community Devel. District                             7.625     05/01/2017   05/01/2006 A     2,027,025
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Volusia County, FL Educational Facility
               Authority (Stetson University)                                    5.500     06/01/2022   06/01/2006 A        25,568
-----------------------------------------------------------------------------------------------------------------------------------
     160,000   Volusia County, FL Educational Facility
               Authority (Stetson University)                                    5.500     06/01/2026   06/01/2006 A       163,712


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                             EFFECTIVE           VALUE
      AMOUNT                                                                    COUPON       MATURITY     MATURITY*     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     40,000   Volusia County, FL Health Facilities Authority                    5.500%    11/15/2026   11/15/2006 A  $     40,383
-----------------------------------------------------------------------------------------------------------------------------------
     250,000   Volusia County, FL Health Facilities Authority
               (John Knox Village of Florida)                                    6.000     06/01/2017   06/01/2006 A       255,938
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Wilton Manors, FL Water & Sewage                                  5.500     10/01/2012   10/01/2006 A        25,156
                                                                                                                      -------------

                                                                                                                       118,551,599
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.2%
      45,000   Acworth, GA Hsg. Authority
               (Wingate Falls Apartments)                                        6.125     03/01/2017   03/01/2007 A        46,362
-----------------------------------------------------------------------------------------------------------------------------------
     120,000   Albany-Dougherty, GA Payroll Devel.
               Authority (Proctor & Gamble Company)                              5.300     05/15/2026   05/15/2008 A       122,438
-----------------------------------------------------------------------------------------------------------------------------------
     155,000   Atlanta & Fulton County, GA Recreation
               Authority (Downtown Arena)                                        5.375     12/01/2026   06/01/2007 A       161,194
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Atlanta, GA Airport                                               5.625     01/01/2025   01/01/2010 A        20,974
-----------------------------------------------------------------------------------------------------------------------------------
     135,000   Atlanta, GA Airport                                               5.625     01/01/2030   01/01/2010 A       141,286
-----------------------------------------------------------------------------------------------------------------------------------
   2,000,000   Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners) 1                                              6.000     07/01/2036   07/01/2016 A     2,170,920
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners)                                                6.250     07/01/2036   07/01/2014 A        22,146
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Atlanta, GA Tax Allocation (Eastside)                             5.625     01/01/2016   03/27/2012 D     1,028,590
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   Atlanta, GA Urban Residential Finance
               Authority (Fulton Cotton Mill)                                    6.125     05/20/2027   05/20/2007 A        25,809
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   Atlanta, GA Urban Residential Finance
               Authority (Morehouse College)                                     5.750     12/01/2014   06/01/2006 A        91,949
-----------------------------------------------------------------------------------------------------------------------------------
     600,000   Burke County, GA Devel. Authority
               (Georgia Power Company)                                           5.450     05/01/2034   05/01/2006 A       600,672
-----------------------------------------------------------------------------------------------------------------------------------
     680,000   Burke County, GA Devel. Authority
               (Georgia Power Company)                                           5.450     05/01/2034   05/01/2006 A       680,286
-----------------------------------------------------------------------------------------------------------------------------------
      10,000   Cobb County, GA Hsg. Authority
               (Garrison Plantation)                                             5.750     07/01/2014   07/01/2006 A        10,013
-----------------------------------------------------------------------------------------------------------------------------------
      15,000   Colquitt County, GA Hospital Authority
               Anticipation Certificates                                         5.500     03/01/2016   09/01/2006 A        15,411
-----------------------------------------------------------------------------------------------------------------------------------
      75,000   Ellijay-Gilmer County, GA Water
               & Sewage Authority                                                5.900     01/01/2024   07/01/2006 A        75,060
-----------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Floyd County, GA Devel. Authority
               (Temple-Inland)                                                   5.700     12/01/2015   12/01/2013 A     1,050,610
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   Fulton County, GA Devel. Authority
               (Cauley Creek Water)                                              5.250     02/01/2021   02/01/2011 A        20,727
-----------------------------------------------------------------------------------------------------------------------------------
      20,000   GA HFA (Lake Vista Apartments)                                    5.950     01/01/2027   01/01/2008 A        20,569
-----------------------------------------------------------------------------------------------------------------------------------
      50,000   GA HFA (Single Family Mtg.)                                       5.550     12/01/2026   06/01/2008 A        50,678
-----------------------------------------------------------------------------------------------------------------------------------
      25,000   GA HFA (Single Family Mtg.)                                       5.750     12/01/2031   03/01/2009 B        25,859
-----------------------------------------------------------------------------------------------------------------------------------
      60,000   GA Hsg. & Finance Authority
               (Single Family Mtg.)                                              5.500     12/01/2032   12/01/2011 A        61,863
-----------------------------------------------------------------------------------------------------------------------------------
      90,000   GA Municipal Electric Authority, Series A                         5.375     01/01/2019   01/01/2007 A        91,931


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                             EFFECTIVE             VALUE
     AMOUNT                                                                   COUPON        MATURITY     MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$   115,000    Hinesville, GA HDC
               (Pineland Square Apartments)                                    7.250%     04/01/2013   10/01/2006 A   $     117,179
------------------------------------------------------------------------------------------------------------------------------------
     25,000    Hinesville, GA Leased Hsg. Corp.
               (Regency Park)                                                  7.250      01/15/2011   01/15/2011            25,807
------------------------------------------------------------------------------------------------------------------------------------
     50,000    Macon-Bibb County, GA Industrial Authority 1                    6.000      05/01/2013   05/01/2006 A          50,080
------------------------------------------------------------------------------------------------------------------------------------
     20,000    Macon-Bibb County, GA Industrial Authority                      6.100      05/01/2018   05/01/2006 A          20,024
------------------------------------------------------------------------------------------------------------------------------------
     15,000    Marietta, GA Devel. Authority (Life College)                    5.800      09/01/2019   09/01/2006 A          15,324
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    McDuffie County, GA County Devel. Authority (Temple-Inland)     6.950      12/01/2023   09/02/2013 A       1,115,280
------------------------------------------------------------------------------------------------------------------------------------
     25,000    Meriwether County, GA School District                           5.500      02/01/2016   02/01/2007 A          25,853
------------------------------------------------------------------------------------------------------------------------------------
    175,000    Metropolitan Atlanta, GA Rapid Transit Authority                5.625      07/01/2020   07/01/2006 A         179,314
------------------------------------------------------------------------------------------------------------------------------------
  4,010,000    Northwestern Gwinnett County, GA Facilities Corp. COP (Dept.
               of Labor) 1                                                     5.750      06/15/2019   05/14/2014 B       4,322,419
------------------------------------------------------------------------------------------------------------------------------------
  1,600,000    Northwestern Gwinnett County, GA Facilities Corp. COP
               (Dept. of Motor Vehicle Safety) 1                               5.750      06/15/2019   05/18/2014 B       1,724,656
------------------------------------------------------------------------------------------------------------------------------------
     20,000    Richmond County, GA Devel. Authority (International Paper
               Company)                                                        5.800      12/01/2020   12/01/2009 A          20,603
------------------------------------------------------------------------------------------------------------------------------------
     50,000    Richmond County, GA Devel. Authority (International Paper
               Company)                                                        6.250      02/01/2025   02/01/2011 A          53,088
------------------------------------------------------------------------------------------------------------------------------------
    150,000    Richmond County, GA Water & Sewer                               5.250      10/01/2022   10/01/2006 A         154,034
------------------------------------------------------------------------------------------------------------------------------------
     10,000    Richmond County, GA Water & Sewer                               5.250      10/01/2028   10/01/2006 A          10,266
------------------------------------------------------------------------------------------------------------------------------------
  5,815,000    Rockdale County, GA Devel. Authority (Visy Paper)               7.400      01/01/2016   07/01/2006 A       5,836,574
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    Rockdale County, GA Devel. Authority (Visy Paper)               7.500      01/01/2026   07/01/2006 A       1,003,790
------------------------------------------------------------------------------------------------------------------------------------
     10,000    Rome, GA New Public Housing Authority                           5.750      11/01/2010   05/01/2006 A          10,754
------------------------------------------------------------------------------------------------------------------------------------
    210,000    Savannah, GA EDA (University Financing Foundation)              6.750      11/15/2031   11/15/2010 A         231,582
------------------------------------------------------------------------------------------------------------------------------------
    710,000    Vienna, GA Water & Sewer (Tyson Foods)                          5.625      09/01/2012   09/01/2006 A         722,844
                                                                                                                      --------------
                                                                                                                         22,174,818
------------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.8%
  3,385,000    HI Airports System RITES                                        7.223 2    07/01/2018   07/01/2011 A       3,800,441
------------------------------------------------------------------------------------------------------------------------------------
  7,000,000    HI Dept. of Budget & Finance RITES 1                            7.372 2    07/01/2020   07/11/2010 A       7,944,440
------------------------------------------------------------------------------------------------------------------------------------
  1,330,000    HI Dept. of Budget & Finance Special Purpose (Hawaiian
               Electric Company)                                               5.450      11/01/2023   05/01/2006 A       1,331,676
------------------------------------------------------------------------------------------------------------------------------------
     85,000    HI Dept. of Budget & Finance Special Purpose (Hawaiian
               Electric Company)                                               5.650      10/01/2027   10/01/2013 A          91,416
------------------------------------------------------------------------------------------------------------------------------------
    110,000    HI Dept. of Budget & Finance Special Purpose (Hawaiian
               Electric Company)                                               5.875      12/01/2026   12/01/2006 A         113,705
------------------------------------------------------------------------------------------------------------------------------------
     25,000    HI Dept. of Budget & Finance Special Purpose (Kapiolani
               Health Care)                                                    6.250      07/01/2021   07/01/2006 A          25,655
------------------------------------------------------------------------------------------------------------------------------------
    115,000    HI Harbor Capital Improvement                                   5.500      07/01/2027   07/01/2009 A         118,275


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                                             EFFECTIVE             VALUE
     AMOUNT                                                                   COUPON        MATURITY     MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$    75,000    HI Harbor System, Series A                                      5.750%     07/01/2029   07/01/2010 A   $      80,132
------------------------------------------------------------------------------------------------------------------------------------
  1,030,000    HI Hsg. Finance & Devel. Corp. (Single Family Mtg.)             5.400      07/01/2030   05/23/2007 B       1,060,406
------------------------------------------------------------------------------------------------------------------------------------
    120,000    HI Hsg. Finance & Devel. Corp. (Single Family Mtg.)             5.750      07/01/2030   07/01/2007 A         120,899
                                                                                                                      --------------
                                                                                                                         14,687,045
------------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
     90,000    Boise City, ID COP                                              5.600      09/01/2030   09/01/2006 A          90,608
------------------------------------------------------------------------------------------------------------------------------------
     25,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)                   5.400      07/01/2018   05/01/2008 B          25,082
------------------------------------------------------------------------------------------------------------------------------------
     70,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)                   5.550      07/01/2031   07/01/2010 A          70,267
------------------------------------------------------------------------------------------------------------------------------------
     15,000    ID Hsg. & Finance Assoc. (Single Family Mtg.)                   6.350      07/01/2016   07/01/2006 A          15,213
------------------------------------------------------------------------------------------------------------------------------------
     10,000    ID Hsg. & Finance Assoc. (Single Family Mtg.), Series F         6.050      07/01/2009   07/01/2006 B          10,042
------------------------------------------------------------------------------------------------------------------------------------
     15,000    ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2       6.200      07/01/2028   11/15/2006 B          15,438
------------------------------------------------------------------------------------------------------------------------------------
     30,000    ID Hsg. Agency (Single Family Mtg.)                             5.400      07/01/2020   01/15/2007 B          30,192
------------------------------------------------------------------------------------------------------------------------------------
     25,000    ID Hsg. Agency (Single Family Mtg.)                             6.450      07/01/2027   07/01/2006 A          25,370
------------------------------------------------------------------------------------------------------------------------------------
     25,000    ID Hsg. Agency (Single Family Mtg.)                             6.700      07/01/2027   07/01/2006 A          25,142
------------------------------------------------------------------------------------------------------------------------------------
     10,000    ID Hsg. Agency (Single Family Mtg.), Series A                   6.125      07/01/2026   01/01/2008 D          10,300
------------------------------------------------------------------------------------------------------------------------------------
  2,395,000    Pocatello, ID Devel. Authority Revenue Allocation Tax
               Increment, Series A                                             5.500      08/01/2017   02/08/2014 B       2,389,803
                                                                                                                      --------------
                                                                                                                          2,707,457
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.4%
    850,000    Bedford Park, IL Tax                                            5.125      12/30/2018   01/11/2018 D         844,824
------------------------------------------------------------------------------------------------------------------------------------
    680,000    Bryant, IL Pollution Control (Central Illinois Light
               Company)                                                        5.900      08/01/2023   08/01/2006 A         685,549
------------------------------------------------------------------------------------------------------------------------------------
     25,000    Bryant, IL Pollution Control (Central Illinois Light
               Company)                                                        5.900      08/01/2023   08/01/2006 A          25,044
------------------------------------------------------------------------------------------------------------------------------------
    715,000    Bryant, IL Pollution Control (Central Illinois Light
               Company)                                                        5.900      08/01/2023   08/01/2006 A         723,480
------------------------------------------------------------------------------------------------------------------------------------
    125,000    Chatham Area, IL Public Library District                        6.300      02/01/2010   08/01/2006 A         126,083
------------------------------------------------------------------------------------------------------------------------------------
  1,785,000    Chicago, IL (Single Family Mtg.)                                5.500      10/01/2020   10/01/2006 D       1,805,438
------------------------------------------------------------------------------------------------------------------------------------
    400,000    Chicago, IL (Single Family Mtg.)                                6.300      09/01/2029   09/01/2013 A         407,504
------------------------------------------------------------------------------------------------------------------------------------
     20,000    Chicago, IL Board of Education (Chicago School Reform)          5.250      12/01/2027   12/01/2007 A          20,810
------------------------------------------------------------------------------------------------------------------------------------
     50,000    Chicago, IL Board of Education (Chicago School Reform)          5.250      12/01/2030   12/01/2007 A          52,025
------------------------------------------------------------------------------------------------------------------------------------
     35,000    Chicago, IL Metropolitan Hsg. Devel. Corp.                      6.850      07/01/2022   07/01/2006 A          35,209
------------------------------------------------------------------------------------------------------------------------------------
    120,000    Chicago, IL Metropolitan Hsg. Devel. Corp. (Academy
               Square)                                                         5.600      10/01/2025   10/01/2006 A         120,792
------------------------------------------------------------------------------------------------------------------------------------
 12,825,000    Chicago, IL Midway Airport                                      5.500      01/01/2029   01/01/2007 A      13,120,103
------------------------------------------------------------------------------------------------------------------------------------
     25,000    Chicago, IL Midway Airport, Series A                            5.125      01/01/2035   01/01/2010 A          25,397
------------------------------------------------------------------------------------------------------------------------------------
     70,000    Chicago, IL Midway Airport, Series B                            5.625      01/01/2029   01/01/2007 A          71,483


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                             EFFECTIVE             VALUE
     AMOUNT                                                                   COUPON        MATURITY     MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$    80,000    Chicago, IL Midway Airport, Series B                            5.750%     01/01/2022   01/01/2007 A   $      81,828
------------------------------------------------------------------------------------------------------------------------------------
     25,000    Chicago, IL Multifamily Hsg. (St. Edmund's Village)             6.125      09/20/2024   09/20/2010 A          26,350
------------------------------------------------------------------------------------------------------------------------------------
     45,000    Chicago, IL O'Hare International Airport (General
               Airport), Series A                                              5.375      01/01/2032   01/01/2012 A          46,751
------------------------------------------------------------------------------------------------------------------------------------
     95,000    Chicago, IL O'Hare International Airport (General
               Airport), Series A                                              5.500      01/01/2016   01/01/2007 A          97,862
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000    Chicago, IL O'Hare International Airport (General
               Airport), Series A                                              7.801 2    01/01/2023   01/01/2014 A       4,732,320
------------------------------------------------------------------------------------------------------------------------------------
     10,000    Chicago, IL O'Hare International Airport (Passenger
               Facility Charge)                                                5.350      01/01/2026   01/01/2012 A          10,348
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000    Chicago, IL O'Hare International Airport (Passenger
               Facility Charge)                                                5.600      01/01/2010   07/01/2006 A       4,085,840
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    Chicago, IL O'Hare International Airport (Passenger
               Facility Charge)                                                5.625      01/01/2012   07/01/2006 A       1,021,480
------------------------------------------------------------------------------------------------------------------------------------
     80,000    Greenville, IL Educational Facilities Authority
               (Greenville College)                                            6.000      12/01/2009   06/01/2006 A          80,107
------------------------------------------------------------------------------------------------------------------------------------
    350,000    Harvey, IL GO                                                   6.700      02/01/2009   08/01/2006 A         350,788
------------------------------------------------------------------------------------------------------------------------------------
 12,280,000    Hodgkins, IL Environmental Improvement (Metropolitan
               Biosolids Management) 1                                         6.000      11/01/2015   11/01/2008 A      12,922,244
------------------------------------------------------------------------------------------------------------------------------------
    100,000    IL Devel. Finance Authority (Community Rehabilitation
               Providers)                                                      6.050      07/01/2019   07/01/2007 A         102,689
------------------------------------------------------------------------------------------------------------------------------------
     70,000    IL Devel. Finance Authority (Illinois-American Water
               Company)                                                        5.150      08/01/2023   08/01/2006 A          70,027
------------------------------------------------------------------------------------------------------------------------------------
  2,540,000    IL Devel. Finance Authority (Olin Corp.)                        6.750      03/01/2016   04/01/2013 A       2,723,718
------------------------------------------------------------------------------------------------------------------------------------
     25,000    IL Devel. Finance Authority Gas Supply (North Shore Gas
               Company)                                                        5.000      12/01/2028   12/01/2007 A          25,111
------------------------------------------------------------------------------------------------------------------------------------
    225,000    IL Devel. Finance Authority Pollution Control (Central
               Illinois Public Service Company)                                5.700      08/15/2026   08/15/2006 A         225,311
------------------------------------------------------------------------------------------------------------------------------------
 14,000,000    IL Devel. Finance Authority Pollution Control (Central
               Illinois Public Service Company)                                5.950      08/15/2026   12/01/2006 A      14,341,740
------------------------------------------------------------------------------------------------------------------------------------
    215,000    IL Devel. Finance Authority Pollution Control (Illinois
               Power Company)                                                  5.400      03/01/2028   09/01/2006 A         215,262
------------------------------------------------------------------------------------------------------------------------------------
    850,000    IL Devel. Finance Authority Pollution Control (Illinois
               Power Company)                                                  5.700      02/01/2024   08/01/2006 A         856,112
------------------------------------------------------------------------------------------------------------------------------------
  3,065,000    IL Educational Facilities Authority (Educational
               Advancement Fund)                                               6.250      05/01/2030   05/01/2013 A       3,329,172
------------------------------------------------------------------------------------------------------------------------------------
    635,000    IL Educational Facilities Authority (Educational
               Advancement Fund)                                               6.250      05/01/2034   05/01/2007 A         648,227
------------------------------------------------------------------------------------------------------------------------------------
     45,000    IL Educational Facilities Authority (Midwestern
               University)                                                     6.250      05/15/2026   05/15/2006 A          46,037
------------------------------------------------------------------------------------------------------------------------------------
    160,000    IL Educational Facilities Authority Student Hsg.
               (Educational Advancement Fund)                                  6.000      05/01/2022   05/01/2012 A         172,490
------------------------------------------------------------------------------------------------------------------------------------
    620,000    IL Finance Authority (Beacon Hill)                              5.000      02/15/2012   02/15/2010 A         624,625


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                                             EFFECTIVE             VALUE
     AMOUNT                                                                   COUPON        MATURITY     MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   385,000    IL Finance Authority (Beacon Hill)                              5.250%     02/15/2014   02/15/2010 A   $     387,464
------------------------------------------------------------------------------------------------------------------------------------
     50,000    IL GO                                                           5.750      07/01/2016   07/01/2006 A          50,832
------------------------------------------------------------------------------------------------------------------------------------
     20,000    IL Health Facilities Authority (Advocate Health)                5.875      08/15/2022   08/15/2007 A          20,744
------------------------------------------------------------------------------------------------------------------------------------
    410,000    IL Health Facilities Authority (Rush Presbyterian-St.
               Luke's Medical Center)                                          5.250      11/15/2020   11/15/2006 A         410,443
------------------------------------------------------------------------------------------------------------------------------------
     50,000    IL Health Facilities Authority (Sarah Bush Lincoln
               Health Center)                                                  6.000      02/15/2026   08/15/2006 A          51,093
------------------------------------------------------------------------------------------------------------------------------------
     30,000    IL Health Facilities Authority (West Suburban Hospital
               Medical Center)                                                 5.750      07/01/2015   07/01/2009 A          32,051
------------------------------------------------------------------------------------------------------------------------------------
     85,000    IL Health Facilities Authority (West Suburban Hospital
               Medical Center)                                                 5.750      07/01/2020   07/01/2009 A          90,998
------------------------------------------------------------------------------------------------------------------------------------
  3,070,000    IL Hsg. Devel. Authority                                        5.625      08/01/2033   02/01/2012 A       3,172,876
------------------------------------------------------------------------------------------------------------------------------------
    315,000    IL Hsg. Devel. Authority (Garden House River Oak)               6.875      01/01/2020   07/01/2006 A         317,111
------------------------------------------------------------------------------------------------------------------------------------
     15,000    IL Hsg. Devel. Authority (Homeowner Mtg.)                       5.600      08/01/2032   08/01/2011 A          15,449
------------------------------------------------------------------------------------------------------------------------------------
    400,000    IL Hsg. Devel. Authority (Multifamily Hsg.),Series 1991-A       8.250      07/01/2016   07/01/2006 A         403,444
------------------------------------------------------------------------------------------------------------------------------------
     50,000    IL Hsg. Devel. Authority (Multifamily Hsg.),Series A            5.950      07/01/2021   07/01/2006 A          50,842
------------------------------------------------------------------------------------------------------------------------------------
      5,000    IL Hsg. Devel. Authority (Multifamily Hsg.),Series A            6.050      07/01/2015   07/01/2006 A           5,006
------------------------------------------------------------------------------------------------------------------------------------
     25,000    IL Hsg. Devel. Authority (Multifamily Hsg.),Series A            6.125      07/01/2025   07/01/2006 A          25,025
------------------------------------------------------------------------------------------------------------------------------------
     20,000    IL Hsg. Devel. Authority (Multifamily Hsg.),Series C            5.950      07/01/2011   07/01/2006 A          20,023
------------------------------------------------------------------------------------------------------------------------------------
     10,000    IL Hsg. Devel. Authority (Multifamily Hsg.),Series C            6.050      07/01/2022   07/01/2006 A          10,191
------------------------------------------------------------------------------------------------------------------------------------
     55,000    IL Hsg. Devel. Authority (Multifamily Program), Series 3        6.200      09/01/2023   09/01/2006 A          55,052
------------------------------------------------------------------------------------------------------------------------------------
      5,000    IL Hsg. Devel. Authority (Multifamily Program), Series 5        6.650      09/01/2014   09/01/2006 A           5,030
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    IL Hsg. Devel. Authority (Skyline Towers Apartments)            6.875      11/01/2017   05/01/2006 A       1,021,200
------------------------------------------------------------------------------------------------------------------------------------
    565,000    IL Metropolitan Pier & Exposition Authority                     6.500      06/15/2027   06/15/2006 A         568,413
------------------------------------------------------------------------------------------------------------------------------------
     10,000    IL Metropolitan Pier & Exposition Authority                     6.500      06/15/2027   06/15/2006 A          10,021
------------------------------------------------------------------------------------------------------------------------------------
  2,775,000    IL Sales Tax                                                    5.250      06/15/2018   06/15/2006 A       2,783,353
------------------------------------------------------------------------------------------------------------------------------------
     20,000    IL Student Assistance Commission (Student Loan)                 6.875      03/01/2015   09/01/2006 A          20,032
------------------------------------------------------------------------------------------------------------------------------------
    785,000    Joliet, IL GO                                                   6.250      01/01/2011   07/01/2006 A         796,320
------------------------------------------------------------------------------------------------------------------------------------
     45,000    Lake County, IL HFC, Series A                                   6.800      05/01/2023   05/01/2006 A          45,068
------------------------------------------------------------------------------------------------------------------------------------
  6,175,000    Lakemoor, IL Special Tax                                        7.800      03/01/2027   03/01/2007 A       6,554,824
------------------------------------------------------------------------------------------------------------------------------------
  4,510,000    Lombard, IL Public Facilities Corp. (Conference Center
               & Hotel)                                                        5.500      01/01/2020   01/01/2016 A       4,816,545


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                             EFFECTIVE             VALUE
     AMOUNT                                                                   COUPON        MATURITY     MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$ 4,260,000    Lombard, IL Public Facilities Corp. (Conference Center
               & Hotel)                                                        5.500%     01/01/2025   01/01/2016 A   $   4,525,483
------------------------------------------------------------------------------------------------------------------------------------
  6,000,000    Lombard, IL Public Facilities Corp. (Conference Center
               & Hotel)                                                        5.500      01/01/2030   01/01/2016 A       6,345,060
------------------------------------------------------------------------------------------------------------------------------------
 19,335,000    Lombard, IL Public Facilities Corp. (Conference Center
               & Hotel)                                                        5.500      01/01/2036   01/01/2016 A      20,339,067
------------------------------------------------------------------------------------------------------------------------------------
     40,000    Southwestern IL Devel. Authority (Illinois-American
               Water Company)                                                  5.100      06/01/2029   06/01/2008 A          40,330
------------------------------------------------------------------------------------------------------------------------------------
    115,000    Southwestern IL Devel. Authority (Kienstra)                     6.050      09/01/2016   09/01/2006 A         115,821
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Southwestern IL Devel. Authority (Meridian Village Assoc.)      5.250      08/20/2023   08/20/2010 A          20,494
------------------------------------------------------------------------------------------------------------------------------------
     15,000    West Chicago, IL Industrial Devel. (Leggett & Platt)            6.900      09/01/2024   09/01/2006 A          15,188
------------------------------------------------------------------------------------------------------------------------------------
     30,000    Will County, IL Exempt Facilities (Mobil Oil Corp.)             6.000      02/01/2027   02/01/2007 A          30,791
                                                                                                                      --------------
                                                                                                                        118,071,864
------------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.5%
     50,000    Henry County, IN Juvenile Center Building Corp.                 6.350      01/05/2007   07/01/2006 A          50,107
------------------------------------------------------------------------------------------------------------------------------------
  1,665,000    Huntington, IN EDC (Quanex Corp.)                               6.500      08/01/2010   02/01/2007 A       1,675,273
------------------------------------------------------------------------------------------------------------------------------------
     90,000    IN Airport Authority (Federal Express)                          5.500      05/01/2029   05/01/2008 A          92,181
------------------------------------------------------------------------------------------------------------------------------------
     45,000    IN Bond Bank (Special Program), Series B                        5.750      02/01/2020   08/01/2006 A          45,182
------------------------------------------------------------------------------------------------------------------------------------
     15,000    IN Devel. Finance Authority (Indiana-American Water Company)    5.350      09/01/2023   09/01/2006 A          15,015
------------------------------------------------------------------------------------------------------------------------------------
    115,000    IN Devel. Finance Authority (Indiana-American Water Company)    5.900      09/01/2022   09/01/2006 A         115,202
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    IN Devel. Finance Authority (Inland Steel)                      7.250      11/01/2011   08/01/2006 A       1,029,150
------------------------------------------------------------------------------------------------------------------------------------
    170,000    IN Devel. Finance Authority (Northwest Indiana Water
               Company)                                                        5.900      06/01/2026   06/01/2006 A         170,299
------------------------------------------------------------------------------------------------------------------------------------
    200,000    IN Devel. Finance Authority (USX Corp.)                         6.150      07/15/2022   01/15/2007 A         207,216
------------------------------------------------------------------------------------------------------------------------------------
    185,000    IN Devel. Finance Authority (USX Corp.)                         6.250      07/15/2030   01/15/2007 A         191,817
------------------------------------------------------------------------------------------------------------------------------------
    130,000    IN Health Facility Financing Authority (Community Hospitals
               of Indiana)                                                     5.700      05/15/2022   05/15/2006 A         132,868
------------------------------------------------------------------------------------------------------------------------------------
     15,000    IN HFA                                                          6.100      07/01/2022   01/01/2007 A          15,194
------------------------------------------------------------------------------------------------------------------------------------
  1,080,000    IN HFA                                                          6.125      07/01/2014   07/01/2007 A       1,084,795
------------------------------------------------------------------------------------------------------------------------------------
     30,000    IN HFA (Single Family Mtg.)                                     5.250      07/01/2023   02/15/2008 B          30,863
------------------------------------------------------------------------------------------------------------------------------------
    600,000    IN HFA (Single Family Mtg.)                                     6.450      07/01/2014   07/01/2006 A         615,348
------------------------------------------------------------------------------------------------------------------------------------
     10,000    IN HFA (Single Family Mtg.), Series B                           6.150      07/01/2017   07/01/2007 A          10,045
------------------------------------------------------------------------------------------------------------------------------------
    500,000    IN Hsg. & Community Devel. Authority (Single Family Mtg.)       5.250      01/01/2037   03/15/2012 B         524,445
------------------------------------------------------------------------------------------------------------------------------------
     25,000    IN Municipal Power Agency, Series A                             5.300      01/01/2023   01/01/2007 A          25,030
------------------------------------------------------------------------------------------------------------------------------------
     40,000    IN Toll Road Finance Authority                                  6.000      07/01/2013   07/01/2006 A          40,184
------------------------------------------------------------------------------------------------------------------------------------
  1,340,000    IN Toll Road Finance Authority                                  6.000      07/01/2015   07/01/2006 A       1,345,239


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                                             EFFECTIVE             VALUE
     AMOUNT                                                                   COUPON        MATURITY     MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$   530,000    Lake County, IN Redevel. Authority                              6.450%     02/01/2011   08/01/2006 A   $     536,493
------------------------------------------------------------------------------------------------------------------------------------
    925,000    Madison County, IN Hospital Authority (Community Hospital of
               Anderson) 1                                                     8.000      01/01/2014   07/01/2006 A         934,158
------------------------------------------------------------------------------------------------------------------------------------
     25,000    Perry County, IN Redevel. Authority                             6.000      02/01/2012   08/01/2006 A          25,536
                                                                                                                      --------------
                                                                                                                          8,911,640
------------------------------------------------------------------------------------------------------------------------------------
IOWA--1.9%
     30,000    Council Bluffs, IA Pollution Control (Midwest Power Systems)    5.950      05/01/2023   05/01/2006 A          30,058
------------------------------------------------------------------------------------------------------------------------------------
  1,155,000    IA Finance Authority (Boys & Girls Home & Family Services)      6.250      12/01/2028   12/01/2008 A       1,200,311
------------------------------------------------------------------------------------------------------------------------------------
    800,000    IA Finance Authority Retirement Community (Friendship Haven)    5.250      11/15/2014   11/26/2013 D         792,360
------------------------------------------------------------------------------------------------------------------------------------
     45,000    IA Student Loan Liquidity Corp.                                 6.125      12/01/2011   06/01/2006 A          45,080
------------------------------------------------------------------------------------------------------------------------------------
 36,000,000    IA Tobacco Settlement Authority                                 0.000 6    06/01/2034   06/01/2017 A      33,306,480
------------------------------------------------------------------------------------------------------------------------------------
     25,000    IA Tobacco Settlement Authority (TASC)                          5.500      06/01/2013   06/01/2011 A          27,110
------------------------------------------------------------------------------------------------------------------------------------
     30,000    Salix, IA Pollution Control (Northwestern Public Service
               Company)                                                        5.900      06/01/2023   06/01/2006 A          30,113
                                                                                                                      --------------
                                                                                                                         35,431,512
------------------------------------------------------------------------------------------------------------------------------------
KANSAS--2.1%
     25,000    Kansas City, KS Mtg. Revenue                                    7.000      12/01/2011   06/01/2006 A          25,041
------------------------------------------------------------------------------------------------------------------------------------
     70,000    La Cygne, KS Pollution Control (Kansas Gas & Electric
               Company)                                                        5.100      03/01/2023   09/01/2006 A          70,070
------------------------------------------------------------------------------------------------------------------------------------
  3,055,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) 1     4.000      12/01/2036   12/01/2016 A       3,269,003
------------------------------------------------------------------------------------------------------------------------------------
    500,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)       5.470 3    12/01/2029   03/01/2011 A         136,150
------------------------------------------------------------------------------------------------------------------------------------
  4,250,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) 1     5.550      06/01/2037   06/01/2018 A       4,569,048
------------------------------------------------------------------------------------------------------------------------------------
    980,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)       5.650      12/01/2036   12/01/2014 A       1,038,722
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)       5.750      12/01/2037   12/01/2019 A       2,138,140
------------------------------------------------------------------------------------------------------------------------------------
  2,310,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) 7     5.750      12/01/2037   12/01/2021 A       2,457,748
------------------------------------------------------------------------------------------------------------------------------------
  3,235,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) 1     5.850      12/01/2034   12/01/2013 A       3,500,917
------------------------------------------------------------------------------------------------------------------------------------
  2,100,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)       5.850      06/01/2037   06/01/2018 A       2,260,461
------------------------------------------------------------------------------------------------------------------------------------
  2,410,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) 1     5.900      12/01/2034   12/01/2012 A       2,534,091
------------------------------------------------------------------------------------------------------------------------------------
  3,400,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)       5.900      12/01/2037   06/01/2017 A       3,708,550
------------------------------------------------------------------------------------------------------------------------------------
  4,405,000    Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)       6.125      12/01/2033   06/01/2012 A       4,822,198


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                                    EFFECTIVE              VALUE
             AMOUNT                                                            COUPON      MATURITY     MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$         1,695,000   Sedgwick & Shawnee Counties, KS Hsg.
                      (Single Family Mtg.)                                      6.450%   12/01/2033   03/11/2007 B  $     1,752,376
------------------------------------------------------------------------------------------------------------------------------------
            360,000   Sedgwick & Shawnee Counties, KS Hsg.
                      (Single Family Mtg.)                                      6.875    12/01/2026   07/01/2006 B          366,584
------------------------------------------------------------------------------------------------------------------------------------
            385,000   Sedgwick & Shawnee Counties, KS Hsg.
                      (Single Family Mtg.)                                      6.950    06/01/2029   03/18/2008 D          402,802
------------------------------------------------------------------------------------------------------------------------------------
          1,250,000   Sedgwick & Shawnee Counties, KS Hsg.
                      (Single Family Mtg.)                                      7.600    12/01/2031   12/01/2006 B        1,284,150
------------------------------------------------------------------------------------------------------------------------------------
          5,000,000   Wyandotte County/Kansas City, KS Unified
                      Government Special Obligation                             4.750    12/01/2016   12/01/2015 A        5,083,100
                                                                                                                    ----------------
                                                                                                                         39,419,151
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.5%
            400,000   Boone County, KY Pollution Control
                      (Cincinnati Gas & Electric)                               5.500    01/01/2024   07/01/2006 A          401,864
------------------------------------------------------------------------------------------------------------------------------------
          3,010,000   Boone County, KY Pollution Control
                      (Dayton Power & Light Company)                            6.500    11/15/2022   05/15/2006 A        3,016,502
------------------------------------------------------------------------------------------------------------------------------------
            100,000   Kenton County, KY Airport Board
                      (Cincinnati/Northern Kentucky International)              5.750    03/01/2010   09/01/2006 A          102,133
------------------------------------------------------------------------------------------------------------------------------------
             35,000   Kenton County, KY Airport Board
                      (Cincinnati/Northern Kentucky International)              5.750    03/01/2013   09/01/2006 A           35,747
------------------------------------------------------------------------------------------------------------------------------------
            120,000   Kenton County, KY Airport Special Facilities
                      (Delta Airlines) 8                                        7.500    02/01/2012   02/01/2012             83,492
------------------------------------------------------------------------------------------------------------------------------------
             30,000   KY Economic Devel. Finance Authority
                      (St. Claire Medical Center)                               5.625    09/01/2021   09/01/2006 A           30,221
------------------------------------------------------------------------------------------------------------------------------------
             20,000   Louisville & Jefferson County,
                      KY Regional Airport Authority                             5.500    07/01/2016   07/01/2006 A           20,354
------------------------------------------------------------------------------------------------------------------------------------
          3,000,000   Maysville, KY Solid Waste Disposal
                      (Inland Container Corp.)                                  6.900    09/01/2022   09/02/2013 A        3,336,720
------------------------------------------------------------------------------------------------------------------------------------
          2,000,000   Muhlenberg County, KY Hospital
                      (Muhlenberg Community Hospital)                           6.750    07/01/2010   07/01/2006 A        2,051,600
                                                                                                                    ----------------
                                                                                                                          9,078,633
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.6%
             70,000   Calcasieu Parish, LA Industrial Devel. Board
                      (E.I. Dupont de Nemours)                                  5.750    12/01/2026   12/01/2006 A           71,047
------------------------------------------------------------------------------------------------------------------------------------
          1,565,000   Calcasieu Parish, LA Industrial Devel. Board
                      (Olin Corp.)                                              6.625    02/01/2016   04/01/2010 A        1,683,345
------------------------------------------------------------------------------------------------------------------------------------
            765,000   Calcasieu Parish, LA Public Trust Authority               5.000    04/01/2028   03/22/2009 B          776,016
------------------------------------------------------------------------------------------------------------------------------------
             20,000   De Soto Parish, LA Environmental
                      Improvement (International Paper Company)                 5.600    11/01/2022   11/01/2009 A           20,264
------------------------------------------------------------------------------------------------------------------------------------
             75,000   East Baton Rouge, LA Mtg. Finance Authority               5.600    04/01/2022   04/01/2009 A           75,834
------------------------------------------------------------------------------------------------------------------------------------
             30,000   East Baton Rouge, LA Mtg. Finance Authority
                      (GNMA & FNMA Mtg.)                                        5.700    10/01/2033   04/01/2007 A           30,360
------------------------------------------------------------------------------------------------------------------------------------
             15,000   East Baton Rouge, LA Mtg. Finance Authority
                      (Single Family Mtg.)                                      5.500    10/01/2025   10/01/2006 A           15,007


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                                    EFFECTIVE              VALUE
             AMOUNT                                                            COUPON      MATURITY     MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$            50,000   East Baton Rouge, LA Mtg. Finance
                      Authority (Single Family Mtg.)                            6.350%   10/01/2028   10/01/2007 A  $        50,471
------------------------------------------------------------------------------------------------------------------------------------
             25,000   Hammond, LA Industrial Devel. Board
                      (Albertson's)                                             6.300    11/01/2008   05/01/2006 A           25,301
------------------------------------------------------------------------------------------------------------------------------------
              5,000   Iberville Parish, LA Pollution Control
                      (Entergy Gulf States)                                     5.700    01/01/2014   07/01/2006 A            5,012
------------------------------------------------------------------------------------------------------------------------------------
          1,600,000   Jefferson Parish, LA Home Mtg. Authority
                      (Single Family Mtg.)                                      5.550    06/01/2036   11/15/2011 B        1,691,680
------------------------------------------------------------------------------------------------------------------------------------
          1,180,000   Jefferson Parish, LA Home Mtg. Authority
                      (Single Family)                                           5.875    12/01/2021   12/01/2006 D        1,193,523
------------------------------------------------------------------------------------------------------------------------------------
             20,000   LA HFA (Multifamily Hsg.-FHA Insured)                     7.100    11/01/2033   11/01/2007 A           20,321
------------------------------------------------------------------------------------------------------------------------------------
             75,000   LA HFA (Multifamily Hsg.-FHA Insured)                     7.950    01/01/2032   07/01/2006 A           75,549
------------------------------------------------------------------------------------------------------------------------------------
            405,000   LA HFA (Single Family Mtg.)                               5.800    06/01/2035   06/01/2007 B          420,038
------------------------------------------------------------------------------------------------------------------------------------
             40,000   LA HFA (Single Family Mtg.)                               5.900    12/01/2011   03/01/2007 B           40,632
------------------------------------------------------------------------------------------------------------------------------------
             50,000   LA HFA (Single Family Mtg.)                               5.900    12/01/2011   06/01/2007 B           51,103
------------------------------------------------------------------------------------------------------------------------------------
          2,065,000   LA HFA (Single Family Mtg.)                               6.375    06/01/2033   06/01/2007 B        2,123,563
------------------------------------------------------------------------------------------------------------------------------------
          2,150,000   LA HFA (Single Family Mtg.)                               6.400    06/01/2032   04/01/2007 B        2,195,236
------------------------------------------------------------------------------------------------------------------------------------
          1,010,000   LA HFA (Single Family Mtg.)                               7.450    12/01/2031   10/22/2006 B        1,015,727
------------------------------------------------------------------------------------------------------------------------------------
             10,000   LA HFA (Single Family Mtg.)                               7.800    12/01/2026   06/01/2010 A           10,384
------------------------------------------------------------------------------------------------------------------------------------
             25,000   LA HFA (St. Dominic Assisted Care)                        6.300    09/01/2015   09/01/2008 A           25,589
------------------------------------------------------------------------------------------------------------------------------------
          2,245,000   LA HFA (VOA New Orleans Affordable
                      Hsg. Corp.)                                               6.550    05/01/2019   06/29/2013 D        2,236,065
------------------------------------------------------------------------------------------------------------------------------------
          2,070,000   LA Local Government EF&CD
                      (Bellemont Apartments)                                    6.000    09/01/2022   09/01/2012 A        2,147,273
------------------------------------------------------------------------------------------------------------------------------------
            855,000   LA Local Government EF&CD
                      (Oakleigh Apartments)                                     6.000    06/01/2016   07/07/2014 B          907,822
------------------------------------------------------------------------------------------------------------------------------------
         12,000,000   LA Public Facilities Authority
                      (Baton Rouge General Medical Center)                      5.250    07/01/2024   07/01/2014 A       12,724,080
------------------------------------------------------------------------------------------------------------------------------------
          6,000,000   LA Public Facilities Authority
                      (Louisiana Water Company)                                 5.450    02/01/2013   08/01/2007 A        6,115,560
------------------------------------------------------------------------------------------------------------------------------------
             15,000   LA Public Facilities Authority
                      (Loyola University)                                       5.625    10/01/2016   10/01/2007 A           15,561
------------------------------------------------------------------------------------------------------------------------------------
             15,000   LA Public Facilities Authority
                      (Tulane University)                                       5.750    02/15/2021   08/15/2006 A           15,017
------------------------------------------------------------------------------------------------------------------------------------
             80,000   LA Public Facilities Authority
                      (Xavier University of Louisiana)                          5.250    09/01/2027   09/01/2007 A           81,941
------------------------------------------------------------------------------------------------------------------------------------
          5,730,000   LA Stadium & Exposition District, Series B                5.250    07/01/2020   07/01/2006 A        5,850,044
------------------------------------------------------------------------------------------------------------------------------------
             20,000   LA Stadium & Exposition District, Series B                5.250    07/01/2021   07/01/2006 A           20,190
------------------------------------------------------------------------------------------------------------------------------------
         10,355,000   LA Tobacco Settlement Financing Corp.
                      (TASC) 1                                                  5.875    05/15/2039   05/15/2012 A       10,891,182
------------------------------------------------------------------------------------------------------------------------------------
         24,310,000   LA Tobacco Settlement Financing Corp.
                      (TASC), Series B                                          5.500    05/15/2030   05/10/2011 B       25,026,659
------------------------------------------------------------------------------------------------------------------------------------
             15,000   New Orleans, LA Aviation Board
                      (Passenger Facility Charge)                               5.500    09/01/2014   09/01/2006 A           15,056


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                                    EFFECTIVE              VALUE
             AMOUNT                                                            COUPON      MATURITY     MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$           150,000   New Orleans, LA Aviation Board
                      (Passenger Facility Charge)                               6.000%   09/01/2018   09/01/2006 A  $       150,909
------------------------------------------------------------------------------------------------------------------------------------
            250,000   New Orleans, LA Aviation Board
                      (Passenger Facility Charge)                               6.000    09/01/2019   09/01/2006 A          251,583
------------------------------------------------------------------------------------------------------------------------------------
            175,000   New Orleans, LA Exhibit Hall Special Tax
                      (Ernest N. Morial)                                        5.600    07/15/2025   07/15/2006 A          177,643
------------------------------------------------------------------------------------------------------------------------------------
            720,000   New Orleans, LA Finance Authority
                      (Single Family Mtg.), Series B-2                          6.000    12/01/2021   12/01/2009 A          722,297
------------------------------------------------------------------------------------------------------------------------------------
            125,000   New Orleans, LA Finance Authority
                      (Single Family Mtg.), Series B-2                          6.050    12/01/2026   12/01/2009 A          125,358
------------------------------------------------------------------------------------------------------------------------------------
          2,340,000   New Orleans, LA HDC (Southwood Patio)                     7.700    02/01/2022   08/01/2006 A        2,345,873
------------------------------------------------------------------------------------------------------------------------------------
             30,000   New Orleans, LA HDC
                      (Tivoli Place Apartments)                                 6.500    06/01/2007   06/12/2006 B           30,619
------------------------------------------------------------------------------------------------------------------------------------
              5,000   New Orleans, LA Home Mtg. Authority                       6.200    06/01/2015   06/01/2007 A            5,015
------------------------------------------------------------------------------------------------------------------------------------
             60,000   New Orleans, LA Home Mtg. Authority                       7.000    05/01/2014   05/01/2006 A           60,074
------------------------------------------------------------------------------------------------------------------------------------
             20,000   New Orleans, LA Home Mtg. Authority
                      (Single Family Mtg.)                                      6.000    12/01/2021   12/01/2008 A           20,051
------------------------------------------------------------------------------------------------------------------------------------
            810,000   New Orleans, LA Home Mtg. Authority
                      (Single Family Mtg.)                                      6.300    06/01/2028   06/01/2006 A          828,970
------------------------------------------------------------------------------------------------------------------------------------
             45,000   Orleans Parish, LA Parishwide School District             5.000    09/01/2015   09/01/2006 A           45,024
------------------------------------------------------------------------------------------------------------------------------------
             15,000   Orleans Parish, LA Parishwide School District             5.125    09/01/2021   03/01/2008 A           15,183
------------------------------------------------------------------------------------------------------------------------------------
            170,000   Orleans Parish, LA Parishwide School District             5.375    09/01/2017   09/01/2006 A          171,556
------------------------------------------------------------------------------------------------------------------------------------
             15,000   Orleans Parish, LA School Board                           5.300    09/01/2012   09/01/2006 A           15,014
------------------------------------------------------------------------------------------------------------------------------------
            110,000   Orleans Parish, LA School Board                           5.300    09/01/2013   09/01/2006 A          110,091
------------------------------------------------------------------------------------------------------------------------------------
            100,000   Orleans Parish, LA School Board, Series B                 5.200    02/01/2014   08/01/2006 A          100,774
------------------------------------------------------------------------------------------------------------------------------------
             50,000   Plaquemines, LA Port Harbor
                      & Terminal District (Teco Energy)                         5.000    09/01/2007   09/01/2007             50,145
------------------------------------------------------------------------------------------------------------------------------------
            340,000   Shreveport, LA Hsg. Authority
                      (U.S. Goodman Plaza)                                      6.100    08/01/2019   12/26/2015 D          332,544
------------------------------------------------------------------------------------------------------------------------------------
             15,000   Shreveport, LA Hsg. Authority
                      (U.S. Goodman Plaza)                                      6.125    08/01/2010   08/15/2009 D           14,914
------------------------------------------------------------------------------------------------------------------------------------
            155,000   St. Bernard Parish, LA Exempt Facility
                      (Mobil Oil Corp.)                                         5.900    11/01/2026   11/01/2006 A          161,154
------------------------------------------------------------------------------------------------------------------------------------
            405,000   St. Charles Parish, LA
                      (Louisiana Power & Light Company)                         5.950    12/01/2023   06/01/2006 A          409,487
------------------------------------------------------------------------------------------------------------------------------------
            160,000   St. Charles Parish, LA
                      (Louisiana Power & Light Company)                         5.950    12/01/2023   12/01/2006 A          161,773
------------------------------------------------------------------------------------------------------------------------------------
             30,000   St. John Baptist Parish, LA (USX Corp.)                   5.350    12/01/2013   12/01/2008 A           31,152
------------------------------------------------------------------------------------------------------------------------------------
             25,000   Tangipahoa Parish, LA School Board
                      Sales & Use Tax                                           5.350    03/15/2010   05/01/2006 A           25,029
                                                                                                                    ----------------
                                                                                                                         84,024,684
------------------------------------------------------------------------------------------------------------------------------------
MAINE--0.3%
          1,800,000   Jay, ME Environmental Improvement
                      (International Paper Company)                             6.250    09/01/2023   09/01/2009 A        1,915,110


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                                    EFFECTIVE              VALUE
             AMOUNT                                                            COUPON      MATURITY     MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MAINE Continued
$            25,000   Jay, ME Solid Waste Disposal
                      (International Paper Company)                             6.200%   09/01/2019   09/01/2009 A  $        26,482
------------------------------------------------------------------------------------------------------------------------------------
          2,000,000   ME Finance Authority Solid Waste
                      Recycling Facilities (Great Northern Paper)               7.750    10/01/2022   10/01/2006 A        2,022,140
------------------------------------------------------------------------------------------------------------------------------------
             40,000   ME H&HEFA (University of New England)                     5.750    07/01/2023   07/01/2006 A           40,061
------------------------------------------------------------------------------------------------------------------------------------
            415,000   ME H&HEFA (University of New England/
                      Cedars Nursing Care Center)                               5.700    07/01/2013   07/01/2006 A          415,639
------------------------------------------------------------------------------------------------------------------------------------
              5,000   ME H&HEFA, Series A                                       5.875    07/01/2025   07/01/2006 A            5,108
------------------------------------------------------------------------------------------------------------------------------------
             15,000   ME H&HEFA, Series A                                       6.000    07/01/2024   07/01/2006 A           15,085
------------------------------------------------------------------------------------------------------------------------------------
             10,000   ME Municipal Bond Bank                                    5.850    11/01/2020   06/01/2006 A           10,018
------------------------------------------------------------------------------------------------------------------------------------
            100,000   ME Municipal Bond Bank, Series D                          6.300    11/01/2014   05/01/2006 A          101,215
------------------------------------------------------------------------------------------------------------------------------------
             70,000   ME State Hsg. Authority Mtg., Series C-2                  5.950    11/15/2022   05/15/2009 A           71,900
------------------------------------------------------------------------------------------------------------------------------------
             10,000   ME State Hsg. Authority Mtg., Series D 1                  5.500    11/15/2014   05/15/2009 A           10,261
                                                                                                                    ----------------
                                                                                                                          4,633,019
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.5%
             15,000   Allegany County, MD Industrial Devel.
                      (Moran Manor Care Center)                                12.450    02/01/2027   08/01/2006 A           17,681
------------------------------------------------------------------------------------------------------------------------------------
          5,140,000   Anne Arundel County, MD Pollution Control
                      (Baltimore Gas & Electric)                                6.000    04/01/2024   10/01/2006 A        5,228,768
------------------------------------------------------------------------------------------------------------------------------------
             20,000   Anne Arundel County, MD Solid Waste                       5.400    09/01/2013   09/01/2006 A           20,311
------------------------------------------------------------------------------------------------------------------------------------
             75,000   Baltimore, MD City Hsg. Corp., Series A                   7.250    07/01/2023   07/01/2006 A           75,514
------------------------------------------------------------------------------------------------------------------------------------
             50,000   Baltimore, MD Pollution Control
                      (General Motors Corp.)                                    5.350    04/01/2008   04/01/2008             46,972
------------------------------------------------------------------------------------------------------------------------------------
             65,000   Baltimore, MD Port Facilities
                      (E.I. DuPont de Nemours & Company)                        6.500    10/01/2011   10/01/2006 A           68,143
------------------------------------------------------------------------------------------------------------------------------------
            655,000   Baltimore, MD Port Facilities
                      (E.I. DuPont de Nemours & Company)                        6.500    10/01/2011   10/01/2006 A          686,676
------------------------------------------------------------------------------------------------------------------------------------
             50,000   Frederick County, MD Educational Facilities
                      (Mount St. Mary's College)                                5.800    09/01/2030   03/01/2011 A           51,817
------------------------------------------------------------------------------------------------------------------------------------
            110,000   Gaithersburg, MD Economic Devel.
                      (Asbury Methodist Homes)                                  5.500    01/01/2020   07/01/2006 A          110,075
------------------------------------------------------------------------------------------------------------------------------------
             35,000   Gaithersburg, MD Economic Devel.
                      (Asbury Methodist Homes)                                  5.750    01/01/2011   07/01/2006 A           35,026
------------------------------------------------------------------------------------------------------------------------------------
             10,000   MD Community Devel.
                      (Hsg. & Community Devel.)                                 5.400    07/01/2022   07/01/2011 A           10,340
------------------------------------------------------------------------------------------------------------------------------------
            180,000   MD Community Devel. Administration
                      (Dept. of Hsg. & Community Devel.)                        5.300    09/01/2023   03/01/2010 A          184,158
------------------------------------------------------------------------------------------------------------------------------------
              5,000   MD Community Devel. Administration
                      (Dept. of Hsg. & Community Devel.)                        5.375    09/01/2024   03/01/2009 A            5,134
------------------------------------------------------------------------------------------------------------------------------------
          5,585,000   MD EDC Student Hsg.
                      (Bowie State University)                                  6.000    06/01/2023   06/01/2013 A        5,888,266
------------------------------------------------------------------------------------------------------------------------------------
          5,000,000   MD EDC Student Hsg.
                      (University MD College Park)                              6.500    06/01/2027   06/01/2013 A        5,770,200


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

          PRINCIPAL                                                                                    EFFECTIVE              VALUE
             AMOUNT                                                            COUPON      MATURITY     MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$         6,500,000   MD EDC Student Hsg.
                      (University of Maryland)                                  5.750%   10/01/2033   09/20/2029 D  $     6,278,220
------------------------------------------------------------------------------------------------------------------------------------
            110,000   MD H&EFA (Doctors Community Hospital)                     5.750    07/01/2013   06/01/2006 A          110,122
------------------------------------------------------------------------------------------------------------------------------------
             65,000   MD H&EFA (Johns Hopkins Hospital)                         5.500    07/01/2026   07/01/2006 A           66,561
------------------------------------------------------------------------------------------------------------------------------------
             25,000   MD H&HEFA (Johns Hopkins University)                      5.625    07/01/2027   07/01/2007 A           26,012
------------------------------------------------------------------------------------------------------------------------------------
             40,000   MD Hsg. Community Devel. People's
                      Resource Center                                           5.250    09/01/2029   03/01/2011 A           40,717
------------------------------------------------------------------------------------------------------------------------------------
            245,000   MD Hsg. Community Devel. People's
                      Resource Center                                           5.650    07/01/2039   07/01/2007 A          252,269
------------------------------------------------------------------------------------------------------------------------------------
             10,000   MD Hsg. Community Devel. People's
                      Resource Center                                           5.700    06/01/2024   06/01/2006 A           10,034
------------------------------------------------------------------------------------------------------------------------------------
             35,000   MD Hsg. Community Devel. People's
                      Resource Center                                           5.950    07/01/2023   01/01/2009 A           35,838
------------------------------------------------------------------------------------------------------------------------------------
             70,000   MD Hsg. Community Devel. People's
                      Resource Center                                           6.000    07/01/2039   07/01/2007 A           72,143
------------------------------------------------------------------------------------------------------------------------------------
             30,000   MD Industrial Devel. Financing Authority
                      (Bon Secours Health Systems)                              5.500    08/15/2020   08/15/2006 A           30,641
------------------------------------------------------------------------------------------------------------------------------------
             15,000   MD Industrial Devel. Financing Authority
                      (Bon Secours Health Systems)                              5.500    08/15/2024   08/15/2006 A           15,319
------------------------------------------------------------------------------------------------------------------------------------
             40,000   MD Stadium Authority
                      (Ocean City Convention Center)                            5.375    12/15/2012   06/15/2006 A           40,455
------------------------------------------------------------------------------------------------------------------------------------
             15,000   MD Stadium Authority Sports Facility                      5.750    03/01/2022   09/01/2006 A           15,176
------------------------------------------------------------------------------------------------------------------------------------
             75,000   MD Stadium Authority Sports Facility                      5.800    03/01/2026   09/01/2006 A           75,873
------------------------------------------------------------------------------------------------------------------------------------
             30,000   Montgomery County, MD Hsg.
                      Opportunities Commission (Avalon Knoll)                   6.150    07/01/2026   07/01/2008 A           30,680
------------------------------------------------------------------------------------------------------------------------------------
             50,000   Montgomery County, MD Hsg.
                      Opportunities Commission (Multifamily Mtg.)               6.000    07/01/2037   07/01/2006 A           51,244
------------------------------------------------------------------------------------------------------------------------------------
             25,000   Montgomery County, MD Hsg.
                      Opportunities Commission (Multifamily Mtg.)               6.050    07/01/2026   07/01/2006 A           25,430
------------------------------------------------------------------------------------------------------------------------------------
             15,000   Montgomery County, MD Hsg.
                      Opportunities Commission
                      (Multifamily Mtg.), Series A                              6.000    07/01/2020   07/01/2007 A           15,284
------------------------------------------------------------------------------------------------------------------------------------
             30,000   Montgomery County, MD Hsg.
                      Opportunities Commission
                      (Multifamily Mtg.), Series B                              6.400    07/01/2028   07/01/2008 A           30,776
------------------------------------------------------------------------------------------------------------------------------------
             15,000   Montgomery County, MD Hsg.
                      Opportunities Commission
                      (Multifamily Mtg.), Series C                              7.150    07/01/2023   07/01/2006 A           15,020
------------------------------------------------------------------------------------------------------------------------------------
            615,000   Montgomery County, MD Pollution Control
                      (Potomac Electric Power Company)                          5.375    02/15/2024   08/15/2006 A          615,486
------------------------------------------------------------------------------------------------------------------------------------
             30,000   Prince Georges County, MD Hsg. Authority
                      (Single Family)                                           6.150    08/01/2019   08/01/2010 A           31,177
------------------------------------------------------------------------------------------------------------------------------------
             55,000   Prince Georges County, MD
                      Local Government                                          6.050    08/01/2012   08/01/2006 A           55,107


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

          PRINCIPAL                                                                                    EFFECTIVE              VALUE
             AMOUNT                                                            COUPON      MATURITY     MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$         1,030,000   Prince Georges County, MD Pollution Control
                      (Potomac Electric Power Company)                          6.375%   01/15/2023   07/15/2006 A  $     1,047,613
                                                                                                                    ----------------
                                                                                                                         27,186,278
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--3.1%
             25,000   Concord, MA GO                                            4.900    07/15/2009   07/15/2006 A           25,027
------------------------------------------------------------------------------------------------------------------------------------
             30,000   MA Bay Transporation Authority
                      (General Transportation System)                           5.000    03/01/2024   03/01/2007 A           30,594
------------------------------------------------------------------------------------------------------------------------------------
             15,000   MA Convention Center Authority
                      (Boston Common Parking Garage)                            5.375    09/01/2013   09/01/2006 A           15,021
------------------------------------------------------------------------------------------------------------------------------------
             35,000   MA Devel. Finance Agency (Curry College)                  6.000    03/01/2031   03/01/2009 A           37,036
------------------------------------------------------------------------------------------------------------------------------------
             10,000   MA Devel. Finance Agency
                      (The Wheeler School)                                      5.500    12/01/2007   12/01/2007             10,207
------------------------------------------------------------------------------------------------------------------------------------
          1,000,000   MA DFA (Massachusetts College
                      of Pharmacy Allied Health Sciences)                       6.375    07/01/2023   07/01/2013 A        1,117,780
------------------------------------------------------------------------------------------------------------------------------------
          4,160,000   MA DFA (VOA Ayer) 1                                       6.200    02/20/2046   02/20/2015 A        4,614,605
------------------------------------------------------------------------------------------------------------------------------------
            110,000   MA Educational Financing Authority, Issue E               5.550    07/01/2009   07/01/2008 A          110,471
------------------------------------------------------------------------------------------------------------------------------------
          2,140,000   MA Educational Financing Authority, Issue G               5.920    12/01/2014   12/01/2010 A        2,183,592
------------------------------------------------------------------------------------------------------------------------------------
          1,610,000   MA Educational Financing Authority, Issue G               6.000    12/01/2016   12/01/2009 A        1,644,052
------------------------------------------------------------------------------------------------------------------------------------
            160,000   MA H&EFA (Berklee College of Music)                       5.100    10/01/2027   10/01/2007 A          165,226
------------------------------------------------------------------------------------------------------------------------------------
             70,000   MA H&EFA (Cape Cod Healthcare)                            5.450    11/15/2023   11/15/2008 A           71,742
------------------------------------------------------------------------------------------------------------------------------------
          1,635,000   MA H&EFA (New England Medical Center)                     5.375    07/01/2024   07/01/2006 A        1,640,673
------------------------------------------------------------------------------------------------------------------------------------
            180,000   MA H&EFA (Schepens Eye Research Institute)                6.500    07/01/2028   07/01/2009 A          196,378
------------------------------------------------------------------------------------------------------------------------------------
            435,000   MA H&EFA (South Shore Hospital)                           5.500    07/01/2020   07/01/2006 A          441,686
------------------------------------------------------------------------------------------------------------------------------------
          1,255,000   MA H&EFA (Valley Regional Health System)                  5.750    07/01/2018   07/01/2006 A        1,261,313
------------------------------------------------------------------------------------------------------------------------------------
          1,750,000   MA H&EFA (Williams College)                               5.500    07/01/2026   07/01/2006 A        1,779,505
------------------------------------------------------------------------------------------------------------------------------------
            315,000   MA HFA                                                    5.550    07/01/2027   07/01/2007 A          321,363
------------------------------------------------------------------------------------------------------------------------------------
            165,000   MA HFA (Multifamily)                                      6.200    12/01/2010   06/01/2006 A          168,868
------------------------------------------------------------------------------------------------------------------------------------
          6,890,000   MA HFA (Rental Mtg.) 1                                    5.250    01/01/2046   07/01/2012 A        7,058,529
------------------------------------------------------------------------------------------------------------------------------------
          3,005,000   MA HFA (Rental Mtg.)                                      5.600    01/01/2045   07/01/2012 A        3,167,571
------------------------------------------------------------------------------------------------------------------------------------
             15,000   MA HFA (Single Family)                                    5.600    06/01/2025   12/01/2006 A           15,030
------------------------------------------------------------------------------------------------------------------------------------
              5,000   MA HFA, Series 22                                         6.100    06/01/2016   06/01/2006 A            5,005
------------------------------------------------------------------------------------------------------------------------------------
             40,000   MA HFA, Series 26                                         5.600    06/01/2025   06/01/2006 A           40,019
------------------------------------------------------------------------------------------------------------------------------------
          2,000,000   MA HFA, Series A                                          6.000    07/01/2041   01/01/2011 A        2,118,360
------------------------------------------------------------------------------------------------------------------------------------
             25,000   MA HFA, Series B                                          6.400    07/01/2038   07/01/2007 A           25,858
------------------------------------------------------------------------------------------------------------------------------------
             50,000   MA HFA, Series E                                          6.050    07/01/2020   07/01/2009 A           51,812
------------------------------------------------------------------------------------------------------------------------------------
          2,305,000   MA HFA, Series H                                          6.650    07/01/2041   07/01/2010 A        2,465,774
------------------------------------------------------------------------------------------------------------------------------------
            685,000   MA Industrial Finance Agency
                      (Arbors at Taunton)                                       5.300    06/20/2019   06/20/2011 A          707,872
------------------------------------------------------------------------------------------------------------------------------------
            265,000   MA Industrial Finance Agency
                      (Avon Associates)                                         5.375    04/01/2020   10/01/2006 A          265,769
------------------------------------------------------------------------------------------------------------------------------------
          1,000,000   MA Industrial Finance Agency
                      (Heights Crossing)                                        6.150    02/01/2035   08/01/2006 A        1,021,480


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                  EFFECTIVE             VALUE
        AMOUNT                                                        COUPON        MATURITY     MATURITY*       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$    2,090,000   MA Industrial Finance Agency
                 (Massachussetts American Water Company)               6.250%     12/01/2010   06/01/2006 A   $   2,140,515
----------------------------------------------------------------------------------------------------------------------------
       930,000   MA Industrial Finance Agency
                 (Massachussetts American Water Company)               6.750      12/01/2025   06/01/2006 A         949,353
----------------------------------------------------------------------------------------------------------------------------
     2,530,000   MA Industrial Finance Agency
                 (Massachussetts American Water Company)               6.900      12/01/2029   06/01/2006 A       2,584,395
----------------------------------------------------------------------------------------------------------------------------
       100,000   MA Industrial Finance Agency
                 (Nantucket Electric Company)                          5.875      07/01/2017   07/01/2006 A         102,513
----------------------------------------------------------------------------------------------------------------------------
     1,600,000   MA Industrial Finance Agency
                 (TNG Draper Place)                                    6.450      08/20/2039   08/20/2008 A       1,743,376
----------------------------------------------------------------------------------------------------------------------------
        35,000   MA Port Authority (Bosfuel Corp.)                     5.625      07/01/2027   07/01/2007 A          36,355
----------------------------------------------------------------------------------------------------------------------------
     1,000,000   MA Port Authority (Delta Airlines)                    5.500      01/01/2016   01/01/2012 A       1,049,320
----------------------------------------------------------------------------------------------------------------------------
     2,000,000   MA Port Authority (Delta Airlines)                    5.500      01/01/2017   01/01/2011 A       2,095,540
----------------------------------------------------------------------------------------------------------------------------
     1,000,000   MA Port Authority (Delta Airlines)                    5.500      01/01/2019   01/01/2012 A       1,043,150
----------------------------------------------------------------------------------------------------------------------------
       225,000   MA Port Authority (US Airways)                        5.750      09/01/2016   09/01/2006 A         231,379
----------------------------------------------------------------------------------------------------------------------------
    10,000,000   MA Port Authority Facilities ROLs 1                   7.653 2    01/01/2022   01/01/2011 A      10,770,900
----------------------------------------------------------------------------------------------------------------------------
       315,000   MA Port Authority Special Facilities
                 (Bosfuel Corp.)                                       5.750      07/01/2039   07/01/2007 A         328,063
----------------------------------------------------------------------------------------------------------------------------
        25,000   MA Port Authority Special Facilities
                 (US Airways)                                          5.500      09/01/2009   09/01/2006 A          25,704
----------------------------------------------------------------------------------------------------------------------------
       120,000   MA Port Authority Special Facilities
                 (US Airways)                                          5.875      09/01/2023   09/01/2006 A         123,326
----------------------------------------------------------------------------------------------------------------------------
       105,000   MA Port Authority, Series B                           5.375      07/01/2027   07/01/2007 A         106,612
----------------------------------------------------------------------------------------------------------------------------
       400,000   MA Turnpike Authority, Series A                       5.125      01/01/2023   01/01/2007 A         411,576
----------------------------------------------------------------------------------------------------------------------------
        20,000   South Essex, MA Sewerage District                     5.250      06/15/2024   06/15/2006 A          20,455
                                                                                                              --------------
                                                                                                                 56,540,750
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.8%
       100,000   Chelsea, MI EDC (United Methodist
                 Retirement Communities)                               5.400      11/15/2027   03/20/2024 D          98,775
----------------------------------------------------------------------------------------------------------------------------
        10,000   Coldwater, MI Electric Utility                        5.750      08/01/2016   08/01/2006 A          10,261
----------------------------------------------------------------------------------------------------------------------------
        45,000   Dearborn, MI EDC
                 (OHC/UC Obligated Group)                              5.750      11/15/2015   11/15/2006 A          45,963
----------------------------------------------------------------------------------------------------------------------------
        25,000   Detroit, MI GO                                        5.000      04/01/2018   04/01/2008 A          25,745
----------------------------------------------------------------------------------------------------------------------------
        40,000   Detroit, MI HFC (Across The Park
                 Section 8 Elderly Hsg.)                               7.875      06/01/2010   06/01/2006 A          40,218
----------------------------------------------------------------------------------------------------------------------------
        75,000   Detroit, MI Local Devel. Finance
                 Authority (Chrysler Corp.)                            5.375      05/01/2018   05/01/2009 A          76,073
----------------------------------------------------------------------------------------------------------------------------
        25,000   Detroit, MI Water Supply System, Series A             5.000      07/01/2027   07/01/2007 A          25,440
----------------------------------------------------------------------------------------------------------------------------
        50,000   Devon Trace, MI Hsg. Corp.                            7.375      08/01/2023   06/01/2006 A          50,428
----------------------------------------------------------------------------------------------------------------------------
        30,000   Farmington Hills, MI EDC
                 (Botsford General Hospital)                           5.700      02/15/2015   08/15/2006 A          30,342
----------------------------------------------------------------------------------------------------------------------------
       100,000   Farmington Hills, MI EDC
                 (Botsford General Hospital)                           5.750      02/15/2025   08/15/2006 A         101,161


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     PRINCIPAL                                                                                  EFFECTIVE             VALUE
        AMOUNT                                                        COUPON        MATURITY     MATURITY*       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$       65,000   Gratiot County, MI EDC (Michigan Masonic Home)        5.000%     11/15/2020   05/15/2006 A   $      65,054
----------------------------------------------------------------------------------------------------------------------------
       105,000   Kent County, MI Airport Facility
                 (Kent County International Airport)                   5.000      01/01/2028   01/01/2010 A         105,866
----------------------------------------------------------------------------------------------------------------------------
        35,000   Melvindale, MI Water Supply & Sewer                   5.700      06/01/2016   06/01/2006 A          35,405
----------------------------------------------------------------------------------------------------------------------------
        20,000   MI Higher Education Student Loan Authority            5.400      06/01/2018   06/01/2008 A          20,513
----------------------------------------------------------------------------------------------------------------------------
       250,000   MI Hospital Finance Authority
                 (Detroit Medical Center Obligated Group)              5.250      08/15/2028   08/15/2009 A         255,205
----------------------------------------------------------------------------------------------------------------------------
     1,085,000   MI Hospital Finance Authority
                 (Detroit Sinai Hospital)                              6.000      01/01/2008   07/29/2006 D       1,082,038
----------------------------------------------------------------------------------------------------------------------------
        35,000   MI Hospital Finance Authority
                 (Henry Ford Health System)                            5.250      11/15/2020   05/15/2006 A          35,754
----------------------------------------------------------------------------------------------------------------------------
       230,000   MI Hospital Finance Authority
                 (Henry Ford Health System)                            5.250      11/15/2025   05/15/2006 A         234,957
----------------------------------------------------------------------------------------------------------------------------
        50,000   MI Hospital Finance Authority
                 (Holland Community Hospital)                          5.625      01/01/2028   01/01/2007 A          51,598
----------------------------------------------------------------------------------------------------------------------------
        60,000   MI Hospital Finance Authority
                 (Monroe Community Health Services)                    5.250      06/01/2021   06/01/2006 A          60,120
----------------------------------------------------------------------------------------------------------------------------
        20,000   MI Hospital Finance Authority
                 (St. John Hospital)                                   5.750      05/15/2016   05/15/2006 A          20,682
----------------------------------------------------------------------------------------------------------------------------
        45,000   MI Hsg. Devel. Authority
                 (BGC-II Nonprofit Hsg. Corp.)                         5.500      01/15/2018   07/15/2006 A          45,128
----------------------------------------------------------------------------------------------------------------------------
     2,050,000   MI Hsg. Devel. Authority (Rental Hsg.) 1              6.100      10/01/2033   04/01/2007 A       2,133,415
----------------------------------------------------------------------------------------------------------------------------
       560,000   MI Hsg. Devel. Authority, Series A                    5.300      10/01/2037   04/01/2009 A         567,672
----------------------------------------------------------------------------------------------------------------------------
     2,930,000   MI Job Devel. Authority Pollution Control
                 (General Motors Corp.) 1                              5.550      04/01/2009   04/01/2009         2,696,948
----------------------------------------------------------------------------------------------------------------------------
        95,000   MI Municipal Bond Authority                           6.000      12/01/2013   06/01/2006 A          96,129
----------------------------------------------------------------------------------------------------------------------------
        10,000   MI Municipal Bond Authority                           6.100      05/01/2011   05/01/2006 A          10,019
----------------------------------------------------------------------------------------------------------------------------
        85,000   MI Municipal Bond Authority                           6.125      12/01/2018   06/01/2006 A          86,017
----------------------------------------------------------------------------------------------------------------------------
        25,000   MI Municipal Bond Authority                           7.100      11/01/2014   11/01/2006 A          25,309
----------------------------------------------------------------------------------------------------------------------------
     1,000,000   MI Strategic Fund Limited Obligation
                 (Detroit Edison Company)                              5.650      09/01/2029   09/01/2011 A       1,039,060
----------------------------------------------------------------------------------------------------------------------------
       520,000   MI Strategic Fund Limited Obligation
                 (Ford Motor Company), Series A                        6.550      10/01/2022   10/01/2022           506,470
----------------------------------------------------------------------------------------------------------------------------
     1,650,000   MI Strategic Fund Solid Waste
                 (S.D. Warren & Company)                               7.375      01/15/2022   07/15/2006 A       1,693,313
----------------------------------------------------------------------------------------------------------------------------
       750,000   Mount Clemens, MI Hsg. Corp.
                 (FHA Section 8), Series A                             6.600      06/01/2022   06/01/2006 A         753,923
----------------------------------------------------------------------------------------------------------------------------
        20,000   Muskegon County, MI Building Authority                5.500      07/01/2007   07/01/2006 A          20,026
----------------------------------------------------------------------------------------------------------------------------
        75,000   Oakland County, MI
                 (John E. Olsen Drain District)                        5.900      05/01/2014   05/01/2008 A          75,457
----------------------------------------------------------------------------------------------------------------------------
       750,000   Pontiac, MI Tax Increment Finance Authority           6.375      06/01/2031   06/01/2012 A         804,255
----------------------------------------------------------------------------------------------------------------------------
        95,000   Royal Oak, MI Hospital Finance Authority
                 (William Beaumont Hospital)                           5.500      01/01/2018   07/01/2006 A          97,000


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                  EFFECTIVE             VALUE
        AMOUNT                                                        COUPON        MATURITY    MATURITY*       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$       70,000   Tri-City Village, MI Hsg. Corp.
                 (Tri-City Apartments)                                 7.750%     08/15/2023   08/15/2006 A   $      70,284
----------------------------------------------------------------------------------------------------------------------------
        30,000   Wayne Charter County, MI Airport
                 (Detroit Metropolitan Wayne County)                   5.000      12/01/2019   12/01/2008 A          30,529
----------------------------------------------------------------------------------------------------------------------------
       345,000   Wayne Charter County, MI Airport
                 (Detroit Metropolitan Wayne County)                   5.000      12/01/2022   12/01/2010 A         349,920
----------------------------------------------------------------------------------------------------------------------------
       375,000   Wayne Charter County, MI Airport
                 (Detroit Metropolitan Wayne County)                   5.000      12/01/2028   12/01/2010 A         378,780
----------------------------------------------------------------------------------------------------------------------------
        10,000   Wayne Charter County, MI Airport
                 (Detroit Metropolitan Wayne County)                   5.250      12/01/2018   12/01/2008 A          10,347
----------------------------------------------------------------------------------------------------------------------------
        10,000   Wayne Charter County, MI Airport
                 (Detroit Metropolitan Wayne County)                   5.375      12/01/2015   12/01/2008 A          10,415
----------------------------------------------------------------------------------------------------------------------------
       125,000   Wayne, MI State University                            5.650      11/15/2015   05/15/2006 A         125,204
----------------------------------------------------------------------------------------------------------------------------
        25,000   Wexford County, MI Water Supply System                5.850      11/01/2012   11/01/2006 A          25,983
                                                                                                              --------------
                                                                                                                 14,123,201
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.2%
        70,000   Brainerd, MN Health Care Facilities
                 (Benedictine Health System)                           6.000      02/15/2020   08/15/2006 A          70,127
----------------------------------------------------------------------------------------------------------------------------
       985,000   Mahtomedi, MN Multifamily (Briarcliff) 1              7.350      06/01/2036   06/01/2008 A       1,006,286
----------------------------------------------------------------------------------------------------------------------------
        25,000   Minneapolis, MN Community Devel. Agency
                 (Riverside Homes of Minneapolis)                      6.200      09/01/2029   09/01/2011 A          26,169
----------------------------------------------------------------------------------------------------------------------------
       720,000   MN (Duluth Airport)                                   6.250      08/01/2014   08/01/2006 A         730,138
----------------------------------------------------------------------------------------------------------------------------
     1,000,000   MN Agricultural & Economic Devel. Board               7.250      08/01/2020   08/01/2008 A       1,060,670
----------------------------------------------------------------------------------------------------------------------------
        40,000   MN HFA (Single Family Mtg.)                           5.600      07/01/2022   08/01/2007 B          40,498
----------------------------------------------------------------------------------------------------------------------------
        15,000   MN HFA (Single Family Mtg.), Series D-2               5.950      01/01/2017   07/01/2006 A          15,018
----------------------------------------------------------------------------------------------------------------------------
        55,000   Plymouth, MN Health Facilities
                 (Healthspan Health System/
                 North Memorial Medical Center)                        6.250      06/01/2016   06/01/2006 A          56,297
                                                                                                              --------------
                                                                                                                  3,005,203
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.3%
     3,000,000   Adams County, MS Environmental
                 Improvement (International Paper Company)             6.250      09/01/2023   12/01/2009 A       3,186,930
----------------------------------------------------------------------------------------------------------------------------
     1,000,000   Alcorn County, MS Hospital
                 (Magnolia Regional Health Center)                     5.750      10/01/2013   10/01/2006 A       1,008,580
----------------------------------------------------------------------------------------------------------------------------
        50,000   Biloxi, MS GO                                         5.900      10/01/2019   10/01/2009 A          51,151
----------------------------------------------------------------------------------------------------------------------------
        40,000   Gulfport, MS Hospital Facility
                 (Gulfport Memorial Hospital)                          6.125      07/01/2015   07/01/2006 A          40,172
----------------------------------------------------------------------------------------------------------------------------
        45,000   Jones County, MS Solid Waste Disposal
                 (International Paper Company)                         5.800      10/01/2021   10/01/2009 A          45,941
----------------------------------------------------------------------------------------------------------------------------
     8,260,000   MS Business Finance Corp.
                 (System Energy Resources)                             5.875      04/01/2022   10/01/2006 A       8,342,600
----------------------------------------------------------------------------------------------------------------------------
       200,000   MS Devel. Bank Special Obligation                     5.500      07/01/2031   07/01/2011 A         204,226
----------------------------------------------------------------------------------------------------------------------------
     2,750,000   MS Higher Education Assistance Corp.,
                 Series C                                              6.750      09/01/2014   09/01/2006 A       2,754,455


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     PRINCIPAL                                                                                  EFFECTIVE             VALUE
        AMOUNT                                                        COUPON        MATURITY     MATURITY*       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI Continued
$       20,000   MS Home Corp. (GNMA Collateral Mtg.),
                 Series B                                              6.500%     12/01/2024   06/01/2006 A   $      20,063
----------------------------------------------------------------------------------------------------------------------------
       670,000   MS Home Corp. (Single Family Mtg.)                    5.300      12/01/2023   04/01/2013 A         679,340
----------------------------------------------------------------------------------------------------------------------------
       305,000   MS Home Corp. (Single Family Mtg.)                    6.250      12/01/2016   12/01/2007 A         306,071
----------------------------------------------------------------------------------------------------------------------------
     4,525,000   MS Home Corp. (Single Family Mtg.)                    6.350      06/01/2030   03/05/2009 B       4,739,214
----------------------------------------------------------------------------------------------------------------------------
       715,000   MS Home Corp. (Single Family Mtg.)                    6.700      12/01/2029   12/01/2009 A         757,414
----------------------------------------------------------------------------------------------------------------------------
       720,000   MS Home Corp. (Single Family Mtg.), Series I          7.375      06/01/2028   12/01/2011 A         729,238
----------------------------------------------------------------------------------------------------------------------------
        25,000   MS Home Corp., Series A                               6.300      06/01/2031   06/01/2014 A          25,731
----------------------------------------------------------------------------------------------------------------------------
       145,000   MS Home Corp., Series B                               6.625      04/01/2027   10/01/2006 A         146,598
----------------------------------------------------------------------------------------------------------------------------
       300,000   MS Hospital Equipment & Facilities Authority
                 (MS Baptist Medical Center)                           6.500      05/01/2010   05/01/2006 A         305,112
----------------------------------------------------------------------------------------------------------------------------
        20,000   Tupelo, MS GO                                         5.900      08/01/2013   08/01/2006 A          20,126
----------------------------------------------------------------------------------------------------------------------------
     1,075,000   Warren County, MS Environmental
                 Improvement (International Paper Company)             6.250      09/01/2023   09/01/2009 A       1,143,037
                                                                                                              --------------
                                                                                                                 24,505,999
----------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.8%
        20,000   Bates County, MO Hospital
                 (Bates County Memorial Hospital)                      5.700      03/01/2026   09/01/2006 A          20,371
----------------------------------------------------------------------------------------------------------------------------
     1,395,000   Branson, MO IDA (Branson Hills)                       6.250      05/01/2013   05/05/2011 D       1,396,242
----------------------------------------------------------------------------------------------------------------------------
        65,000   Cameron, MO IDA Health Facilities
                 (Cameron Community Hospital)                          6.375      12/01/2029   12/01/2010 A          69,190
----------------------------------------------------------------------------------------------------------------------------
     4,095,000   Hanley/Eager Road, MO Transportation
                 Devel. District                                       6.750      12/01/2028   12/01/2010 C       4,094,877
----------------------------------------------------------------------------------------------------------------------------
        50,000   Hannibal, MO IDA
                 (Hannibal Regional Hospital)                          5.750      03/01/2022   09/01/2006 A          51,073
----------------------------------------------------------------------------------------------------------------------------
     3,970,000   Kansas City, MO Special Facilities
                 (MCI Overhaul Base)                                   5.500      09/01/2020   09/01/2015 A       4,238,848
----------------------------------------------------------------------------------------------------------------------------
     1,170,000   Kansas City, MO Special Facilities
                 (MCI Overhaul Base)                                   5.625      09/01/2017   09/01/2015 A       1,263,928
----------------------------------------------------------------------------------------------------------------------------
        20,000   Lees Summit, MO Tax
                 (Summitwoods Crossing)                                6.250      05/01/2017   05/01/2008 A          20,383
----------------------------------------------------------------------------------------------------------------------------
     1,200,000   Maplewood, MO Tax
                 (Maplewood South Redevel.) 1                          5.200      11/01/2022   09/01/2012 B       1,196,640
----------------------------------------------------------------------------------------------------------------------------
        35,000   MO Devel. Finance Board (Ilus W. Davis Park)          5.500      12/01/2015   06/01/2006 A          35,401
----------------------------------------------------------------------------------------------------------------------------
        15,000   MO Economic Devel. Export & Infrastructure
                 (Peculiar, MO) 4                                      6.000      03/01/2007   09/01/2006 A          15,020
----------------------------------------------------------------------------------------------------------------------------
       135,000   MO Environmental Improvement
                 & Energy Resources Authority
                 (Missouri-American Water Company)                     5.500      01/01/2023   07/01/2006 A         137,148
----------------------------------------------------------------------------------------------------------------------------
       120,000   MO Environmental Improvement
                 & Energy Resources Authority
                 (Missouri-American Water Company)                     5.850      07/01/2026   07/01/2006 A         120,204


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                              EFFECTIVE           VALUE
      AMOUNT                                                                     COUPON      MATURITY      MATURITY*     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$     45,000   MO Environmental Improvement
               & Energy Resources Authority
               (St. Louis County Water Company)                                   5.500%   02/01/2023    08/01/2006 A  $     45,057
------------------------------------------------------------------------------------------------------------------------------------
     535,000   MO Environmental Improvement
               & Energy Resources Authority
               (St. Louis County Water Company)                                   5.500    11/01/2026    05/01/2006 A       535,658
------------------------------------------------------------------------------------------------------------------------------------
      60,000   MO Environmental Improvement
               & Energy Resources Authority
               (St. Louis County Water Company)                                   5.700    06/01/2025    06/01/2006 A        60,190
------------------------------------------------------------------------------------------------------------------------------------
      90,000   MO H&EFA (Freeman Health System)                                   5.500    02/15/2024    08/15/2006 A        90,112
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000   MO H&EFA (Lutheran Senior Services)                                5.750    02/01/2017    02/01/2007 A     2,051,180
------------------------------------------------------------------------------------------------------------------------------------
      60,000   MO HDC (Single Family Hsg.)                                        6.100    09/01/2024    09/01/2009 A        60,208
------------------------------------------------------------------------------------------------------------------------------------
   1,095,000   MO HDC (Single Family Hsg.)                                        6.450    09/01/2029    05/01/2006 B     1,105,611
------------------------------------------------------------------------------------------------------------------------------------
     210,000   MO HDC (Single Family Hsg.)                                        7.250    09/01/2026    09/01/2006 B       212,585
------------------------------------------------------------------------------------------------------------------------------------
   2,425,000   MO Hsg. Devel. Commission
               (Single Family Hsg.)                                               6.230    03/01/2032    10/15/2009 B     2,541,885
------------------------------------------------------------------------------------------------------------------------------------
   6,000,000   MO Hsg. Devel. Commission
               (Single Family Mtg.) 7                                             6.050    03/01/2037    09/01/2015 A     6,509,700
------------------------------------------------------------------------------------------------------------------------------------
     200,000   Raymore, MO Tax Increment                                          5.000    03/01/2012    03/01/2012         201,570
------------------------------------------------------------------------------------------------------------------------------------
     300,000   Raymore, MO Tax Increment                                          5.000    03/01/2013    03/01/2013         301,293
------------------------------------------------------------------------------------------------------------------------------------
     275,000   Raymore, MO Tax Increment                                          5.125    03/01/2014    03/01/2014         277,659
------------------------------------------------------------------------------------------------------------------------------------
     230,000   Raymore, MO Tax Increment                                          5.125    03/01/2015    03/01/2015         232,121
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   Richmond Heights, MO Tax Increment
               & Transportation Sales Tax                                         5.200    11/01/2021    07/21/2015 D     2,482,750
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Sikeston, MO Electric                                              5.000    06/01/2022    06/01/2006 A        15,174
------------------------------------------------------------------------------------------------------------------------------------
   2,215,000   Springfield, MO Land Clearance Devel.
               Authority (University Plaza Redevel. Corp.)                        6.600    10/01/2011    10/01/2006 A     2,292,791
------------------------------------------------------------------------------------------------------------------------------------
     500,000   St. Joseph, MO IDA
               (Shoppes at North Village)                                         5.100    11/01/2019    06/06/2018 D       490,145
------------------------------------------------------------------------------------------------------------------------------------
      20,000   St. Louis County, MO IDA
               (Covington Manor Apartments)                                       6.200    08/20/2020    08/20/2011 A        21,032
------------------------------------------------------------------------------------------------------------------------------------
      30,000   St. Louis, MO Airport
               (Lambert Field Fueling Facilities Corp.)                           5.250    07/01/2022    07/01/2007 A        30,670
------------------------------------------------------------------------------------------------------------------------------------
     100,000   St. Louis, MO Airport
               (Lambert Field Fueling Facilities Corp.)                           5.250    07/01/2027    07/01/2007 A       101,663
------------------------------------------------------------------------------------------------------------------------------------
      50,000   St. Louis, MO IDA
               (Anheuser-Busch Companies)                                         5.750    12/01/2027    12/01/2006 A        51,092
------------------------------------------------------------------------------------------------------------------------------------
     155,000   St. Louis, MO IDA
               (Anheuser-Busch Companies)                                         5.875    11/01/2026    05/01/2006 A       158,346
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000    St. Louis, MO IDA
               (Kiel Center Multipurpose Arena)                                   7.750    12/01/2013    06/01/2006 A     1,009,800
------------------------------------------------------------------------------------------------------------------------------------
      10,000   University City, MO IDA
               (Canterbury Gardens)                                               5.900    12/20/2020    06/20/2006 A        10,219
                                                                                                                       -------------
                                                                                                                         33,547,836


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                              EFFECTIVE           VALUE
      AMOUNT                                                                     COUPON      MATURITY      MATURITY*     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
$     35,000   Crow, MT Finance Authority (Tribal)                                5.650%   10/01/2017    10/01/2007 A  $     36,441
------------------------------------------------------------------------------------------------------------------------------------
     120,000   Crow, MT Finance Authority (Tribal)                                5.700    10/01/2027    10/01/2009 A       124,063
------------------------------------------------------------------------------------------------------------------------------------
     415,000   Forsyth, MT Pollution Control
               (Northwestern Corp.)                                               5.900    12/01/2023    06/01/2006 A       419,764
------------------------------------------------------------------------------------------------------------------------------------
     205,000   Forsyth, MT Pollution Control
               (Northwestern Corp.)                                               5.900    12/01/2023    12/01/2006 A       207,353
------------------------------------------------------------------------------------------------------------------------------------
   1,520,000   Forsyth, MT Pollution Control
               (Northwestern Corp.)                                               6.125    05/01/2023    05/01/2006 A     1,539,882
------------------------------------------------------------------------------------------------------------------------------------
     105,000   MT Board of Hsg. (Single Family Mtg.)                              6.150    06/01/2030    06/01/2007 A       105,323
------------------------------------------------------------------------------------------------------------------------------------
     310,000   MT Higher Education Student Assistance Corp.                       5.500    12/01/2031    12/01/2008 A       316,829
                                                                                                                       -------------
                                                                                                                          2,749,655
------------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
  10,000,000   Charter Mac Equity Issuer Trust, Series B3-1                       6.000    04/30/2015    04/30/2015      10,629,800
------------------------------------------------------------------------------------------------------------------------------------
   6,000,000   Munimae TE Bond Subsidiary                                         5.125    11/29/2049    09/30/2015 C     6,104,340
------------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Munimae TE Bond Subsidiary                                         5.300    11/29/2049    09/30/2015 C     8,122,880
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Munimae TE Bond Subsidiary                                         5.500    11/29/2049    09/30/2015 C     3,045,690
                                                                                                                       -------------
                                                                                                                         27,902,710
------------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
      35,000   Dawson County, NE Sanitation
               & Improvement District                                             5.550    02/01/2017    08/01/2006 A        35,004
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NE Investment Finance Authority
               (Multifamily Hsg.)                                                 6.200    06/01/2028    12/01/2006 A        15,260
------------------------------------------------------------------------------------------------------------------------------------
      20,000   NE Investment Finance Authority
               (Single Family Hsg.)                                               6.700    09/01/2026    09/01/2006 A        20,186
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NE Investment Finance Authority
               (Single Family Hsg.), Series C                                     6.250    03/01/2021    05/01/2009 A        10,082
------------------------------------------------------------------------------------------------------------------------------------
     145,000   NE Student Loan (Nebhelp Inc.)                                     6.000    06/01/2028    09/10/2006 A       146,531
------------------------------------------------------------------------------------------------------------------------------------
      85,000   Scotts Bluff County, NE Hospital Authority
               (Regional West Medical Center)                                     6.375    12/15/2008    12/15/2006 A        85,133
                                                                                                                       -------------
                                                                                                                            312,196
------------------------------------------------------------------------------------------------------------------------------------
NEVADA--2.3%
   1,070,000   Clark County, NV Industrial Devel.
               (Nevada Power Company)                                             5.600    10/01/2030    07/01/2006 A     1,073,317
------------------------------------------------------------------------------------------------------------------------------------
     310,000   Clark County, NV Industrial Devel.
               (Nevada Power Company)                                             7.200    10/01/2022    06/01/2006 A       324,378
------------------------------------------------------------------------------------------------------------------------------------
   1,040,000   Clark County, NV Industrial Devel.
               (Nevada Power Company), Series A                                   6.700    06/01/2022    06/01/2006 A     1,081,506
------------------------------------------------------------------------------------------------------------------------------------
     400,000   Clark County, NV Industrial Devel.
               (Southwest Gas Corp.)                                              5.450    03/01/2038    03/01/2013 A       419,448
------------------------------------------------------------------------------------------------------------------------------------
     315,000   Clark County, NV Pollution Control
               (Nevada Power Company)                                             6.600    06/01/2019    06/01/2006 A       318,953
------------------------------------------------------------------------------------------------------------------------------------
   8,555,000   Las Vegas, NV Paiute Tribe, Series A 1                             6.125    11/01/2012    05/30/2010 D     9,086,864


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                              EFFECTIVE           VALUE
      AMOUNT                                                                     COUPON      MATURITY      MATURITY*     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$    200,000   Las Vegas, NV Paiute Tribe, Series A                               6.625%   11/01/2017    11/01/2012 A  $    221,848
------------------------------------------------------------------------------------------------------------------------------------
     500,000   North Las Vegas, NV Local Improvement                              6.400    12/01/2022    06/01/2006 A       516,565
------------------------------------------------------------------------------------------------------------------------------------
     200,000   NV Hsg. Division (Arville)                                         6.500    10/01/2016    10/01/2006 A       204,254
------------------------------------------------------------------------------------------------------------------------------------
      40,000   NV Hsg. Division (Campaige Place)                                  5.450    10/01/2018    10/01/2008 A        40,692
------------------------------------------------------------------------------------------------------------------------------------
     290,000   NV Hsg. Division (Multi Unit Hsg.)                                 5.900    10/01/2016    04/01/2010 A       300,898
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NV Hsg. Division (Single Family Mtg.),
               Series B                                                           5.650    10/01/2021    10/01/2010 A        10,290
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NV Hsg. Division (Single Family Mtg.),
               Series D-2                                                         6.350    04/01/2028    04/01/2008 A        10,208
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Reno, NV Hsg. Authority
               (Ala Moana Apartments)                                             6.600    07/01/2026    07/01/2006 A        25,059
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000   Reno, NV Redevel. Agency Tax Allocation,
               Series A                                                           6.200    06/01/2018    06/01/2006 A     3,001,080
------------------------------------------------------------------------------------------------------------------------------------
      60,000   Washoe County, NV
               (Reno/Sparks Convention)                                           5.600    07/01/2010    07/01/2006 A        60,287
------------------------------------------------------------------------------------------------------------------------------------
     120,000   Washoe County, NV Gas & Water Facilities
               (Sierra Pacific Power Company)                                     5.900    06/01/2023    06/01/2006 A       121,186
------------------------------------------------------------------------------------------------------------------------------------
   3,800,000   Washoe County, NV Gas & Water Facilities
               (Sierra Pacific Power Company)                                     6.300    12/01/2014    07/23/2006 A     3,904,842
------------------------------------------------------------------------------------------------------------------------------------
   5,085,000   Washoe County, NV Gas Facility
               (Sierra Pacific Power Company) 1                                   6.700    11/01/2032    05/01/2006 A     5,097,204
------------------------------------------------------------------------------------------------------------------------------------
      30,000   Washoe County, NV Water Facility
               (Sierra Pacific Power Company)                                     5.900    06/01/2023    06/01/2006 A        30,054
------------------------------------------------------------------------------------------------------------------------------------
  15,050,000   Washoe County, NV Water Facility
               (Sierra Pacific Power Company) 1                                   6.650    06/01/2017    06/01/2006 A    15,626,265
------------------------------------------------------------------------------------------------------------------------------------
      15,000   Washoe, NV HFC (Washoe Mills Apartments)                           6.125    07/01/2022    07/01/2006 A        15,015
                                                                                                                       -------------
                                                                                                                         41,490,213
------------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
   2,000,000   Manchester, NH Hsg. & Redevel. Authority,
               Series A 1                                                         6.750    01/01/2014    01/01/2010 A     2,173,680
------------------------------------------------------------------------------------------------------------------------------------
     120,000   NH HE&H Facilities Authority
               (Colby-Sawyer College)                                             6.800    06/01/2006    06/01/2006         120,270
------------------------------------------------------------------------------------------------------------------------------------
      50,000   NH HE&H Facilities Authority
               (Concord Hospital)                                                 5.875    10/01/2016    10/01/2006 A        51,510
------------------------------------------------------------------------------------------------------------------------------------
      25,000   NH HE&H Facilities Authority
               (Crotched Mountain Rehabilitation Center)                          5.875    01/01/2020    01/01/2007 A        25,873
------------------------------------------------------------------------------------------------------------------------------------
     210,000   NH HE&H Facilities Authority
               (Dartmouth College)                                                5.450    06/01/2025    06/01/2006 A       213,835
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NH HE&H Facilities Authority
               (Dartmouth College)                                                5.550    06/01/2023    06/01/2008 A       103,199
------------------------------------------------------------------------------------------------------------------------------------
   2,900,000   NH HE&H Facilities Authority (United
               Church of Christ Retirement Community)                             7.350    01/01/2018    07/01/2006 A     2,962,553
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NH HFA                                                             6.125    01/01/2018    07/01/2006 A         5,017
------------------------------------------------------------------------------------------------------------------------------------
      10,000   NH HFA (Mariners Village)                                          6.500    07/01/2026    07/01/2006 A        10,103


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                                              EFFECTIVE           VALUE
      AMOUNT                                                                     COUPON      MATURITY      MATURITY*     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$     60,000   NH HFA (Prescott Hills Apartments)                                 6.150%   07/01/2040    01/01/2010 A  $     62,309
------------------------------------------------------------------------------------------------------------------------------------
      95,000   NH HFA (Single Family Mtg.)                                        6.050    07/01/2025    07/01/2006 A        95,354
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NH HFA (Single Family Mtg.), Series B                              6.050    07/01/2025    07/01/2006 A        15,050
------------------------------------------------------------------------------------------------------------------------------------
      55,000   NH HFA (Single Family Mtg.), Series C                              6.900    07/01/2019    07/01/2006 B        55,064
------------------------------------------------------------------------------------------------------------------------------------
     250,000   NH Hsg. Finance Authority
               (Single Family Mtg.)                                               5.200    01/01/2024    07/01/2013 A       253,460
                                                                                                                       -------------
                                                                                                                          6,147,277
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--6.2%
  10,885,000   Delaware River Port Authority PA/NJ                                5.500    01/01/2026    07/01/2006 A    11,118,810
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   NJ EDA (Cigarette Tax) 1                                           5.625    06/15/2018    06/15/2009 A    10,457,600
------------------------------------------------------------------------------------------------------------------------------------
  14,000,000   NJ EDA (Cigarette Tax)                                             5.625    06/15/2019    06/15/2010 A    14,763,560
------------------------------------------------------------------------------------------------------------------------------------
   3,500,000   NJ EDA (Continental Airlines)                                      6.625    09/15/2012    09/15/2012       3,609,865
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000   NJ EDA (Trigen-Trenton District
               Energy Company)                                                    6.200    12/01/2010    12/01/2006 A     5,061,050
------------------------------------------------------------------------------------------------------------------------------------
     745,000   NJ Health Care Facilities Financing
               Authority (Raritan Bay Medical Center)                             7.250    07/01/2014    07/01/2006 A       768,542
------------------------------------------------------------------------------------------------------------------------------------
     750,000   NJ Tobacco Settlement Financing Corp.                              6.125    06/01/2024    06/12/2010 B       810,308
------------------------------------------------------------------------------------------------------------------------------------
  57,605,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                             5.750    06/01/2032    06/01/2012 A    59,884,430
------------------------------------------------------------------------------------------------------------------------------------
     155,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                             6.000    06/01/2037    06/01/2012 A       162,665
------------------------------------------------------------------------------------------------------------------------------------
     100,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                             6.125    06/01/2042    06/01/2012 A       105,330
------------------------------------------------------------------------------------------------------------------------------------
   4,335,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                             6.375    06/01/2032    06/01/2013 A     4,721,249
------------------------------------------------------------------------------------------------------------------------------------
     865,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                             6.750    06/01/2039    06/01/2013 A       968,696
------------------------------------------------------------------------------------------------------------------------------------
   1,425,000   NJ Tobacco Settlement Financing Corp.
               (TASC)                                                             7.000    06/01/2041    06/01/2013 A     1,623,745
                                                                                                                       -------------
                                                                                                                        114,055,850
------------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.7%
   3,500,000   Bernalillo County, NM Multifamily Hsg.
               (Mountain View)                                                    7.500    09/20/2033    09/20/2008 A     3,794,035
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000   Farmington, NM Pollution Control                                   5.800    04/01/2022    10/01/2006 A     1,195,480
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico)                             5.700    12/01/2016    12/01/2006 A        25,826
------------------------------------------------------------------------------------------------------------------------------------
     300,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico)                             5.800    04/01/2022    10/01/2006 A       305,229
------------------------------------------------------------------------------------------------------------------------------------
   4,075,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico) 1                           6.300    12/01/2016    12/01/2008 A     4,212,613
------------------------------------------------------------------------------------------------------------------------------------
   1,160,000   Farmington, NM Pollution Control
               (Public Service Company of New Mexico)                             6.375    04/01/2022    04/01/2007 A     1,213,534
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Hobbs, NM Health Facilities (Evangelical
               Lutheran Good Samaritan Society)                                   5.500    05/01/2026    05/01/2006 A        25,531


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                              EFFECTIVE           VALUE
      AMOUNT                                                                     COUPON      MATURITY      MATURITY*     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$     55,000   NM Mtg. Finance Authority (Single Family)                          5.650%   07/01/2009    01/01/2007 A  $     56,546
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NM Mtg. Finance Authority (Single Family)                          5.700    09/01/2014    09/01/2009 A         5,032
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000   NM Mtg. Finance Authority (Single Family)                          5.850    01/01/2037    12/01/2011 B     1,610,265
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NM Mtg. Finance Authority (Single Family)                          6.250    07/01/2027    07/01/2006 A        15,341
------------------------------------------------------------------------------------------------------------------------------------
       5,000   NM Mtg. Finance Authority (Single Family)
               Series D                                                           5.875    09/01/2021    03/01/2010 A         5,036
------------------------------------------------------------------------------------------------------------------------------------
     175,000   NM Regional Hsg. Authority
               (Washington Place Apartments)                                      5.500    08/15/2020    02/15/2013 A       182,973
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Santa Fe, NM Single Family Mtg. (FNMA &
               GNMA Mtg. Backed Securities), Series A                             6.300    11/01/2028    05/01/2006 A        35,623
------------------------------------------------------------------------------------------------------------------------------------
      75,000   Santa Fe, NM Utility, Series A                                     5.250    06/01/2017    06/01/2006 A        75,927
------------------------------------------------------------------------------------------------------------------------------------
     250,000   Sante Fe, NM Gross Receipts Tax                                    5.625    06/01/2016    06/01/2006 A       255,785
------------------------------------------------------------------------------------------------------------------------------------
      25,000   Villa Hermosa, NM Affordable Hsg. Corp.
               (Villa Hermosa Apartments)                                         5.900    05/20/2027    05/20/2007 A        25,751
                                                                                                                       -------------
                                                                                                                         13,040,527
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.3%
   5,000,000   NY Tobacco Settlement Financing Corp.
               DRIVERS                                                            7.503 2  06/01/2017    06/01/2011 A     5,690,900
------------------------------------------------------------------------------------------------------------------------------------
     425,000   NYC GO                                                             5.750    02/01/2020    08/01/2006 A       431,987
                                                                                                                       -------------
                                                                                                                          6,122,887
------------------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA--1.2%
     255,000   Asheville, NC COP                                                  6.500    02/01/2008    08/01/2006 A       255,546
------------------------------------------------------------------------------------------------------------------------------------
      80,000   Burlington, NC Public Housing
               Assistance Corp. (Alamance Plaza)                                  6.750    07/01/2024    07/01/2006 A        80,400
------------------------------------------------------------------------------------------------------------------------------------
      20,000   Columbus, NC IFPCFA
               (International Paper Corp.)                                        6.150    04/01/2021    04/01/2007 A        20,636
------------------------------------------------------------------------------------------------------------------------------------
   1,120,000   Cumberland County, NC Hospital Facilities
               (Cumberland County Hospital System)                                5.500    10/01/2014    10/01/2006 A     1,124,144
------------------------------------------------------------------------------------------------------------------------------------
      35,000   Fayetteville, NC State University                                  8.200    10/01/2009    10/01/2006 A        35,121
------------------------------------------------------------------------------------------------------------------------------------
   1,560,000   Haywood County, NC IFPCFA
               (Champion International Corp.)                                     5.500    10/01/2018    10/01/2006 A     1,577,659
------------------------------------------------------------------------------------------------------------------------------------
     745,000   Haywood County, NC IFPCFA
               (Champion International Corp.)                                     5.750    12/01/2025    12/01/2007 A       752,465
------------------------------------------------------------------------------------------------------------------------------------
      50,000   Haywood County, NC IFPCFA
               (Champion International Corp.)                                     6.250    09/01/2025    09/01/2006 A        51,066
------------------------------------------------------------------------------------------------------------------------------------
      70,000   Haywood County, NC IFPCFA
               (Champion International Corp.)                                     6.850    05/01/2014    05/01/2006 A        70,186
------------------------------------------------------------------------------------------------------------------------------------
   1,910,000   Kinston, NC Hsg. Authority (Kinston Towers)                        6.750    12/01/2018    06/01/2006 A     1,920,696
------------------------------------------------------------------------------------------------------------------------------------
      15,000   NC Eastern Municipal Power Agency                                  5.750    01/01/2026    01/01/2011 A        15,666
------------------------------------------------------------------------------------------------------------------------------------
     665,000   NC Eastern Municipal Power Agency, Series B                        5.500    01/01/2017    07/01/2006 A       665,964
------------------------------------------------------------------------------------------------------------------------------------
     565,000   NC Eastern Municipal Power Agency, Series B                        5.500    01/01/2021    07/01/2006 A       565,797
------------------------------------------------------------------------------------------------------------------------------------
     790,000   NC Eastern Municipal Power Agency, Series B                        5.500    01/01/2021    07/01/2006 A       791,114
------------------------------------------------------------------------------------------------------------------------------------
   1,150,000   NC Eastern Municipal Power Agency, Series B                        5.500    01/01/2021    07/01/2006 A     1,153,761


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                 EFFECTIVE             VALUE
       AMOUNT                                                         COUPON      MATURITY     MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$      30,000  NC Eastern Municipal Power Agency, Series B             6.250%   01/01/2023   07/01/2006 A   $      30,065
--------------------------------------------------------------------------------------------------------------------------
    6,085,000  NC HFA 1                                                5.750    03/01/2017   03/01/2007 A       6,218,140
--------------------------------------------------------------------------------------------------------------------------
    3,455,000  NC HFA 1                                                6.000    07/01/2016   07/01/2009 A       3,558,201
--------------------------------------------------------------------------------------------------------------------------
      150,000  NC HFA (Single Family)                                  5.600    09/01/2019   09/01/2007 A         154,082
--------------------------------------------------------------------------------------------------------------------------
    2,005,000  NC HFA (Single Family)                                  6.250    03/01/2028   09/01/2006 A       2,099,375
--------------------------------------------------------------------------------------------------------------------------
       20,000  NC HFA, Series F                                        6.700    01/01/2027   07/01/2006 A          20,083
--------------------------------------------------------------------------------------------------------------------------
       40,000  NC HFA, Series H                                        5.950    07/01/2021   07/01/2006 A          40,452
--------------------------------------------------------------------------------------------------------------------------
        5,000  NC HFA, Series JJ                                       6.450    09/01/2027   03/01/2008 A           5,111
--------------------------------------------------------------------------------------------------------------------------
       10,000  NC HFA, Series Z                                        6.600    09/01/2026   09/01/2006 A          10,057
--------------------------------------------------------------------------------------------------------------------------
       10,000  NC Medical Care Commission Hospital
               (Almance Health System)                                 5.500    08/15/2013   08/15/2006 A          10,014
--------------------------------------------------------------------------------------------------------------------------
    1,000,000  NC Student Education Assistance Authority
               (Guaranteed Student Loan)                               6.350    07/01/2016   07/01/2006 A       1,023,750
--------------------------------------------------------------------------------------------------------------------------
       50,000  Northampton County, NC IFPCFA
               (Champion International Corp.)                          6.450    11/01/2029   11/01/2009 A          53,284
                                                                                                            --------------

                                                                                                               22,302,835
--------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
       50,000  Mercer County, ND Pollution Control
               (Northwestern Public Service Company)                   5.850    06/01/2023   06/01/2006 A          50,180
--------------------------------------------------------------------------------------------------------------------------
      710,000  ND HFA, Series B                                        5.300    07/01/2024   07/01/2012 A         726,799
--------------------------------------------------------------------------------------------------------------------------
       30,000  ND Water Commission (Southwest Pipeline)                5.700    07/01/2017   07/01/2007 A          30,740
                                                                                                            --------------
                                                                                                                  807,719
--------------------------------------------------------------------------------------------------------------------------
OHIO--1.8%
      100,000  Adams County, OH Valley Local School District           5.250    12/01/2021   12/01/2006 A         102,110
--------------------------------------------------------------------------------------------------------------------------
    3,000,000  Akron, Bath, Copley, OH Joint
               Township Hospital District
               (Akron General Medical Center) 1                        5.375    01/01/2017   01/01/2007 A       3,092,190
--------------------------------------------------------------------------------------------------------------------------
      685,000  Akron, Bath, Copley, OH Joint
               Township Hospital District
               (Akron General Medical Center) 1                        5.500    01/01/2008   07/01/2006 A         685,945
--------------------------------------------------------------------------------------------------------------------------
      165,000  Akron, Bath, Copley, OH Joint
               Township Hospital District
               (Akron General Medical Center) 1                        5.500    01/01/2021   07/01/2006 A         165,602
--------------------------------------------------------------------------------------------------------------------------
       70,000  Akron, OH Economic Devel.                               5.000    12/01/2018   12/01/2009 A          72,516
--------------------------------------------------------------------------------------------------------------------------
    1,000,000  Canton, OH Waterworks System                            5.750    12/01/2010   06/01/2006 A       1,021,650
--------------------------------------------------------------------------------------------------------------------------
    1,000,000  Canton, OH Waterworks System                            5.850    12/01/2015   06/01/2006 A       1,021,800
--------------------------------------------------------------------------------------------------------------------------
       70,000  Centerville, OH GO                                      5.625    12/01/2026   12/01/2006 A          70,902
--------------------------------------------------------------------------------------------------------------------------
    1,350,000  Cleveland, OH Airport (Continental Airlines)            5.500    12/01/2008   01/09/2007 D       1,324,377
--------------------------------------------------------------------------------------------------------------------------
      100,000  Cleveland, OH Airport System                            5.125    01/01/2017   01/01/2008 A         102,035
--------------------------------------------------------------------------------------------------------------------------
       25,000  Cleveland, OH Airport System                            5.125    01/01/2022   01/01/2008 A          25,432
--------------------------------------------------------------------------------------------------------------------------
       40,000  Cleveland, OH COP (Cleveland Stadium)                   5.250    11/15/2027   11/15/2007 A          41,590


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                 EFFECTIVE             VALUE
       AMOUNT                                                         COUPON      MATURITY     MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     105,000  Cleveland, OH Parking Facility                          5.500%   09/15/2022   09/15/2006 A   $     107,898
--------------------------------------------------------------------------------------------------------------------------
      100,000  Cleveland-Cuyahoga County, OH Port Authority            5.800    05/15/2027   11/15/2007 A         101,732
--------------------------------------------------------------------------------------------------------------------------
       50,000  Columbus, OH Municipal Airport Authority                5.000    01/01/2028   01/01/2008 A          51,122
--------------------------------------------------------------------------------------------------------------------------
       50,000  Columbus, OH Sewer Improvement Bonds                    6.000    09/15/2010   09/15/2006 A          50,407
--------------------------------------------------------------------------------------------------------------------------
       95,000  Cuyahoga County, OH Hospital
               (CHB/UHC/UHHS/UM Obligated Group)                       5.625    01/15/2021   07/15/2006 A          97,033
--------------------------------------------------------------------------------------------------------------------------
      190,000  Cuyahoga County, OH Hospital (University
               Hospitals Health System)                                5.625    01/15/2026   07/15/2006 A         194,049
--------------------------------------------------------------------------------------------------------------------------
       10,000  Cuyahoga County, OH Hospital (University
               Hospitals of Cleveland)                                 9.000    06/01/2011   06/01/2006 A          11,309
--------------------------------------------------------------------------------------------------------------------------
       50,000  Cuyahoga County, OH Industrial Devel. (Chippewa)        6.600    08/01/2015   08/01/2006 A          51,087
--------------------------------------------------------------------------------------------------------------------------
       25,000  Cuyahoga County, OH Mtg. (Osborn Apartments)            5.350    05/20/2018   05/20/2008 A          25,393
--------------------------------------------------------------------------------------------------------------------------
       50,000  Cuyahoga County, OH Mtg. (West Tech Apartments)         5.700    03/20/2043   09/20/2012 A          51,928
--------------------------------------------------------------------------------------------------------------------------
    1,500,000  Eaton, OH Industrial Devel. (Baxter International)      6.500    12/01/2012   06/01/2006 A       1,501,320
--------------------------------------------------------------------------------------------------------------------------
      175,000  Fairfield County, OH Hospital Improvement
               (Lancaster-Fairfield Community Hospital)                5.500    06/15/2021   06/15/2006 A         175,567
--------------------------------------------------------------------------------------------------------------------------
       25,000  Franklin County, OH Hospital
               (Riverside United Methodist Hospital)                   5.600    05/15/2007   05/15/2007            25,501
--------------------------------------------------------------------------------------------------------------------------
       40,000  Hamilton County, OH (Judson Care Center)                6.500    08/01/2026   08/01/2006 A          41,513
--------------------------------------------------------------------------------------------------------------------------
       10,000  Kent, OH State University                               5.500    05/01/2028   11/01/2006 A          10,294
--------------------------------------------------------------------------------------------------------------------------
       80,000  Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)       6.375    07/15/2019   07/15/2006 A          80,386
--------------------------------------------------------------------------------------------------------------------------
      650,000  Lucas County, OH GO                                     6.500    12/01/2016   12/01/2006 A         674,863
--------------------------------------------------------------------------------------------------------------------------
       25,000  Lucas-Palmer, OH HDC (Palmer Gardens)                   6.125    07/01/2025   07/01/2007 A          25,430
--------------------------------------------------------------------------------------------------------------------------
       20,000  Miamisburg, OH (Municipal Golf Course)                  5.100    12/01/2021   12/01/2006 A          20,023
--------------------------------------------------------------------------------------------------------------------------
       40,000  Middletown, OH GO                                       6.050    12/01/2013   06/01/2006 A          40,275
--------------------------------------------------------------------------------------------------------------------------
       25,000  Montgomery County, OH Multifamily Hsg.
               (Creekside Villas)                                      6.000    09/01/2031   09/01/2009 A          25,755
--------------------------------------------------------------------------------------------------------------------------
       30,000  Muskingum County, OH Hospital Facilities
               (Franciscan Sisters of Christian Charity
               Healthcare Ministry)                                    5.375    02/15/2012   08/15/2006 A          30,337
--------------------------------------------------------------------------------------------------------------------------
      890,000  OH Air Quality Devel. Authority
               (Cincinnati Gas & Electric Company)                     5.450    01/01/2024   07/01/2006 A         891,219
--------------------------------------------------------------------------------------------------------------------------
    3,130,000  OH Air Quality Devel. Authority
               (Cleveland Electric Illuminating Company)               6.000    12/01/2013   12/01/2009 A       3,245,372
--------------------------------------------------------------------------------------------------------------------------
      220,000  OH Air Quality Devel. Authority
               (Cleveland Electric Illuminating Company)               6.000    08/01/2020   08/01/2007 A         228,914
--------------------------------------------------------------------------------------------------------------------------
    1,500,000  OH Air Quality Devel. Authority
               (Cleveland Electric Illuminating Company)               6.100    08/01/2020   08/01/2009 A       1,549,380


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                 EFFECTIVE             VALUE
       AMOUNT                                                         COUPON      MATURITY     MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      65,000  OH Air Quality Devel. Authority (JMG Funding)           5.625%   10/01/2022   04/01/2007 A   $      67,316
--------------------------------------------------------------------------------------------------------------------------
       95,000  OH Air Quality Devel. Authority (JMG Funding)           5.625    01/01/2023   08/01/2009 A          98,385
--------------------------------------------------------------------------------------------------------------------------
       50,000  OH Capital Corp. for Hsg. (The Conifers)                6.300    06/01/2028   12/01/2006 A          51,655
--------------------------------------------------------------------------------------------------------------------------
       60,000  OH Dept. of Transportation COP (Rickenbacker Port)      6.125    04/15/2015   04/15/2006 A          60,122
--------------------------------------------------------------------------------------------------------------------------
       20,000  OH Economic Devel.                                      6.500    12/01/2009   06/01/2006 A          20,209
--------------------------------------------------------------------------------------------------------------------------
      240,000  OH Environmental Facilities (Ford Motor Company)        5.950    09/01/2029   09/01/2029           215,710
--------------------------------------------------------------------------------------------------------------------------
       90,000  OH HFA                                                  5.750    09/01/2030   07/01/2009 A          90,568
--------------------------------------------------------------------------------------------------------------------------
        5,000  OH HFA                                                  6.050    09/01/2017   09/01/2007 A           5,177
--------------------------------------------------------------------------------------------------------------------------
       15,000  OH HFA (Single Family Mtg.)                             5.750    04/01/2016   10/01/2006 A          15,017
--------------------------------------------------------------------------------------------------------------------------
       95,000  OH HFA, Series C                                        5.750    09/01/2028   09/01/2009 A          97,673
--------------------------------------------------------------------------------------------------------------------------
       50,000  OH Student Loan Funding Corp., Series A                 7.250    02/01/2008   08/01/2006 A          50,453
--------------------------------------------------------------------------------------------------------------------------
       35,000  OH Water Devel. Authority (Cargill)                     6.300    09/01/2020   09/01/2006 A          35,744
--------------------------------------------------------------------------------------------------------------------------
      550,000  OH Water Devel. Authority (Cincinnati Gas)              5.450    01/01/2024   07/01/2006 A         551,936
--------------------------------------------------------------------------------------------------------------------------
      120,000  OH Water Devel. Authority (Cleveland
               Electric Illuminating Company)                          6.100    08/01/2020   08/01/2007 A         124,433
--------------------------------------------------------------------------------------------------------------------------
    1,065,000  OH Water Devel. Authority (General Motors Corp.)        5.900    06/15/2008   04/05/2008 D       1,005,839
--------------------------------------------------------------------------------------------------------------------------
       60,000  OH Water Devel. Authority (Pure Water)                  5.500    12/01/2018   06/01/2006 A          60,089
--------------------------------------------------------------------------------------------------------------------------
      100,000  OH Water Devel. Authority (Pure Water) 7                6.000    12/01/2008   06/01/2006 A         100,191
--------------------------------------------------------------------------------------------------------------------------
       10,000  Pleasant, OH Local School District                      5.100    12/01/2018   06/01/2006 A          10,012
--------------------------------------------------------------------------------------------------------------------------
    1,965,000  Port of Greater Cincinnati, OH
               (Public Parking Infrastructure)                         6.300    02/15/2024   02/15/2014 A       2,124,597
--------------------------------------------------------------------------------------------------------------------------
    1,950,000  Port of Greater Cincinnati, OH
               (Public Parking Infrastructure)                         6.400    02/15/2034   02/15/2014 A       2,110,310
--------------------------------------------------------------------------------------------------------------------------
       95,000  Reynoldsburgh, OH Health Care Facilities
               (Wesley Ridge)                                          6.150    10/20/2038   04/20/2007 A         100,138
--------------------------------------------------------------------------------------------------------------------------
      100,000  Scioto County, OH Marine Terminal Facility
               (Norfolk & Western Railway Company)                     5.300    08/15/2013   05/19/2006 A         102,008
--------------------------------------------------------------------------------------------------------------------------
       20,000  Shawnee, OH State University General
               Receipts, Series A                                      7.100    06/01/2009   06/01/2006 A          20,123
--------------------------------------------------------------------------------------------------------------------------
       35,000  Toledo, OH Hsg. (Commodore Perry)                       5.450    12/01/2028   12/01/2010 A          35,905
--------------------------------------------------------------------------------------------------------------------------
    8,810,000  Toledo-Lucas County, OH Port Authority (Bax Global) 1   6.250    11/01/2013   07/19/2010 A       8,973,690
--------------------------------------------------------------------------------------------------------------------------
       85,000  University of Cincinnati, OH COP                        5.500    06/01/2013   06/01/2006 A          85,125
--------------------------------------------------------------------------------------------------------------------------
       90,000  Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)           6.200    03/01/2020   09/01/2006 A          90,007
                                                                                                            --------------

                                                                                                               33,336,688
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.7%
    1,040,000  Ardmore, OK Devel. Authority Tax                        5.000    11/01/2010   12/12/2008 D       1,035,965


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                 EFFECTIVE             VALUE
       AMOUNT                                                         COUPON      MATURITY     MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$      85,000  Cherokee County, OK EDA (NSU Student Hsg.)              5.250%   12/01/2034   12/01/2015 A   $      87,236
--------------------------------------------------------------------------------------------------------------------------
       65,000  Edmond, OK EDA Student Hsg.
               (Collegiate Hsg. Foundation)                            5.375    12/01/2019   04/10/2016 D          65,341
--------------------------------------------------------------------------------------------------------------------------
      385,000  McAlester, OK Public Works Authority                    5.480 3  02/01/2030   02/01/2009 A         105,355
--------------------------------------------------------------------------------------------------------------------------
    6,500,000  OK HFA                                                  5.700    09/01/2035   06/18/2011 B       6,907,420
--------------------------------------------------------------------------------------------------------------------------
      755,000  OK HFA (Homeownership Loans)                            6.550    03/01/2029   08/01/2007 B         790,040
--------------------------------------------------------------------------------------------------------------------------
      130,000  OK HFA (Single Family Homeownership Loan Program)       5.500    09/01/2028   03/01/2013 A         134,464
--------------------------------------------------------------------------------------------------------------------------
       15,000  OK HFA (Single Family Homeownership Loan Program)       5.750    03/01/2029   03/01/2007 B          15,187
--------------------------------------------------------------------------------------------------------------------------
      110,000  OK HFA (Single Family Homeownership Loan Program)       5.850    09/01/2020   03/01/2011 A         111,190
--------------------------------------------------------------------------------------------------------------------------
    1,530,000  OK HFA (Single Family Homeownership Loan Program)       6.400    09/01/2030   03/01/2009 A       1,557,693
--------------------------------------------------------------------------------------------------------------------------
    1,120,000  OK HFA (Single Family Homeownership Loan Program)       6.450    03/01/2029   03/01/2008 A       1,128,154
--------------------------------------------------------------------------------------------------------------------------
      730,000  Oklahoma County, OK HFA (Single Family Mtg.)            5.950    10/01/2035   02/01/2022 A         749,272
--------------------------------------------------------------------------------------------------------------------------
    3,685,000  Oklahoma County, OK HFA (Single Family Mtg.)            6.600    10/01/2035   02/01/2012 A       3,914,944
--------------------------------------------------------------------------------------------------------------------------
    1,265,000  Oklahoma County, OK HFA (SingleFamily Mtg.)             5.950    10/01/2035   02/01/2022 A       1,338,294
--------------------------------------------------------------------------------------------------------------------------
      395,000  Rogers County, OK HFA (Multifamily Hsg.), Series A      7.750    08/01/2023   08/01/2006 A         399,317
--------------------------------------------------------------------------------------------------------------------------
    3,260,000  Tulsa County, OK Industrial Authority
               (Affordable Hsg.) 4                                     5.375 5  01/01/2039   05/06/2006 C       3,260,000
--------------------------------------------------------------------------------------------------------------------------
   15,225,000  Tulsa, OK Municipal Airport Trust
               (American Airlines) 1                                   5.375    12/01/2035   12/01/2006 C      15,140,806
--------------------------------------------------------------------------------------------------------------------------
    8,555,000  Tulsa, OK Municipal Airport Trust (American Airlines)   5.650    12/01/2035   12/01/2008 C       8,425,734
--------------------------------------------------------------------------------------------------------------------------
    5,000,000  Tulsa, OK Municipal Airport Trust (American Airlines)   6.000    06/01/2035   12/01/2008 C       4,966,450
                                                                                                            --------------

                                                                                                               50,132,862
--------------------------------------------------------------------------------------------------------------------------
OREGON--0.4%
      200,000  Eugene, OR Electric Utility                             5.375    08/01/2012   08/01/2006 A         201,134
--------------------------------------------------------------------------------------------------------------------------
       25,000  OR Bond Bank (Economic Devel. Dept.)                    6.000    01/01/2015   07/01/2006 A          25,044
--------------------------------------------------------------------------------------------------------------------------
        5,000  OR Health & Science University                          5.250    07/01/2015   07/01/2006 A           5,118
--------------------------------------------------------------------------------------------------------------------------
      150,000  OR Hsg. & Community Services Dept.
               (Mulitfamily), Series A                                 5.950    07/01/2030   07/01/2010 A         154,913
--------------------------------------------------------------------------------------------------------------------------
       40,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                    5.450    07/01/2029   09/15/2007 B          40,588
--------------------------------------------------------------------------------------------------------------------------
      315,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.)                                    5.700    07/01/2022   07/01/2009 A         316,263


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                 EFFECTIVE             VALUE
       AMOUNT                                                         COUPON      MATURITY     MATURITY*       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$     960,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.) 1                                  5.750%   07/01/2025   02/13/2007 B   $     970,656
--------------------------------------------------------------------------------------------------------------------------
       25,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series A                          5.450    07/01/2024   07/01/2006 A          25,015
--------------------------------------------------------------------------------------------------------------------------
       85,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series A                          5.800    07/01/2016   07/01/2007 A          86,080
--------------------------------------------------------------------------------------------------------------------------
       10,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series A                          6.200    07/01/2027   07/01/2009 A          10,337
--------------------------------------------------------------------------------------------------------------------------
      225,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series F                          5.650    07/01/2028   07/01/2009 A         228,548
--------------------------------------------------------------------------------------------------------------------------
       75,000  OR Hsg. & Community Services Dept.
               (Single Family Mtg.), Series H                          6.000    07/01/2027   07/01/2008 A          76,669
--------------------------------------------------------------------------------------------------------------------------
      100,000  OR Hsg. & Community Services Dept., Series B            5.900    07/01/2019   07/01/2009 A         103,214
--------------------------------------------------------------------------------------------------------------------------
       20,000  OR Hsg. (Elderly & Disabled Hsg.)                       6.300    08/01/2026   08/01/2006 A          20,088
--------------------------------------------------------------------------------------------------------------------------
      100,000  Port of Oakland, OR Airport                             5.625    07/01/2026   07/01/2006 A         102,383
--------------------------------------------------------------------------------------------------------------------------
    4,485,000  Port of Oakland, OR Airport
               (Portland International Airport) 1                      5.600    07/01/2012   07/01/2006 A       4,591,115
--------------------------------------------------------------------------------------------------------------------------
       60,000  Port of Portland, OR Airport
               (Portland International Airport)                        5.625    07/01/2016   07/01/2006 A          61,441
--------------------------------------------------------------------------------------------------------------------------
       35,000  Port of Umatilla, OR Water                              6.450    08/01/2014   08/01/2006 A          35,278
--------------------------------------------------------------------------------------------------------------------------
       50,000  Port St. Helen's, OR Pollution Control
               (Portland General Electric Company)                     7.125    12/15/2014   06/15/2006 A          50,673
--------------------------------------------------------------------------------------------------------------------------
      475,000  Washington County, OR Hsg. Authority
               (Bethany Meadows II)                                    5.850    09/01/2027   09/01/2007 A         493,197
                                                                                                            --------------

                                                                                                                7,597,754
--------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.1%
    7,375,000  Allegheny County, PA Airport
               (Pittsburgh International Airport)                      5.000    01/01/2019   01/01/2008 A       7,559,965
--------------------------------------------------------------------------------------------------------------------------
    1,250,000  Allegheny County, PA HDA (West Penn
               Allegheny Health System)                                9.250    11/15/2022   11/15/2012 A       1,494,638
--------------------------------------------------------------------------------------------------------------------------
    1,000,000  Allegheny County, PA HDA (West Penn
               Allegheny Health System)                                9.250    11/15/2030   11/15/2010 A       1,194,790
--------------------------------------------------------------------------------------------------------------------------
    1,600,000  Carbon County, PA IDA (Panther Creek Partners)          6.650    05/01/2010   11/17/2007 D       1,688,432
--------------------------------------------------------------------------------------------------------------------------
   12,300,000  PA EDFA (National Gypsum Company) 1                     6.125    11/02/2027   11/02/2010 A      12,984,495
--------------------------------------------------------------------------------------------------------------------------
    8,120,000  PA EDFA (National Gypsum Company)                       6.250    11/01/2027   04/01/2011 A       8,643,740
--------------------------------------------------------------------------------------------------------------------------
    9,000,000  PA EDFA (Northampton Generating) 1                      6.400    01/01/2009   01/22/2008 D       8,999,190
--------------------------------------------------------------------------------------------------------------------------
    2,000,000  PA EDFA (Northampton Generating)                        6.500    01/01/2013   12/24/2010 D       1,999,820
--------------------------------------------------------------------------------------------------------------------------
        5,000  PA EDFA (Northampton Generating)                        6.750    01/01/2007   01/01/2007             5,033
--------------------------------------------------------------------------------------------------------------------------
    3,000,000  PA HFA (Single Family Mtg.), Series 92A                 5.250    04/01/2036   04/01/2011 B       3,129,120
--------------------------------------------------------------------------------------------------------------------------
      485,000  Philadelphia, PA Authority  for Industrial Devel.
               (Cathedral Village)                                     5.750    04/01/2034   10/01/2006 C         484,976


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                        EFFECTIVE            VALUE
       AMOUNT                                                            COUPON        MATURITY      MATURITY*       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      25,000    Philadelphia, PA Authority
                 for Industrial Devel. (Philadelphia Airport)             5.000%     07/01/2015     07/01/2008 A   $     25,562
-------------------------------------------------------------------------------------------------------------------------------
    8,515,000    Southeastern PA Transportation Authority                 5.375      03/01/2022     03/01/2007 A      8,805,191
                                                                                                                   ------------

                                                                                                                     57,014,952
-------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.9%
    3,500,000    Central Falls, RI Detention Facility                     6.750      01/15/2013     05/17/2011 D      3,625,475
-------------------------------------------------------------------------------------------------------------------------------
       15,000    RI Clean Water Finance Agency
                 (Triton Ocean)                                           5.800      09/01/2022     09/01/2007 A         15,674
-------------------------------------------------------------------------------------------------------------------------------
      100,000    RI GO                                                    5.500      08/01/2007     08/01/2006 A        101,126
-------------------------------------------------------------------------------------------------------------------------------
       80,000    RI Health & Educational Building Corp.
                 (Johnson & Wales University)                             6.100      04/01/2026     10/01/2006 A         81,752
-------------------------------------------------------------------------------------------------------------------------------
       40,000    RI Health & Educational Building Corp.
                 (Lifespan)                                               5.250      05/15/2026     05/15/2007 A         41,342
-------------------------------------------------------------------------------------------------------------------------------
       30,000    RI Student Loan Authority                                6.450      12/01/2015     06/01/2006 A         30,664
-------------------------------------------------------------------------------------------------------------------------------
    1,370,000    RI Tobacco Settlement Financing Corp.
                 (TASC)                                                   6.250      06/01/2042     06/01/2012 A      1,449,748
-------------------------------------------------------------------------------------------------------------------------------
    3,105,000    RI Tobacco Settlement Financing Corp.
                 (TASC), Series A                                         6.000      06/01/2023     01/12/2010 B      3,258,542
-------------------------------------------------------------------------------------------------------------------------------
   24,315,000    RI Tobacco Settlement Financing Corp.
                 (TASC), Series A                                         6.125      06/01/2032     06/01/2012 A     25,624,120
                                                                                                                   ------------

                                                                                                                     34,228,443
-------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.3%
       35,000    Charleston County, SC Hospital Facilities
                 (Medical Society Health)                                 5.000      10/01/2022     10/01/2006 A         35,255
-------------------------------------------------------------------------------------------------------------------------------
      395,000    Charleston County, SC Hospital Facilities
                 (Medical Society Health)                                 5.500      10/01/2019     10/01/2006 A        400,546
-------------------------------------------------------------------------------------------------------------------------------
       65,000    Charleston County, SC Hospital Facilities
                 (Medical Society Health)                                 6.000      10/01/2009     10/01/2006 A         65,126
-------------------------------------------------------------------------------------------------------------------------------
    2,450,000    Darlington County, SC Industrial Devel.
                 (Sonoco Products Company)                                6.000      04/01/2026     10/01/2006 A      2,501,352
-------------------------------------------------------------------------------------------------------------------------------
    2,805,000    Darlington County, SC Industrial Devel.
                 (Sonoco Products Company)                                6.125      06/01/2025     06/01/2007 A      2,850,946
-------------------------------------------------------------------------------------------------------------------------------
      260,000    Florence County, SC Industrial Devel.
                 (Stone Container Corp.)                                  7.375      02/01/2007     08/01/2006 A        260,304
-------------------------------------------------------------------------------------------------------------------------------
       20,000    Georgetown County, SC Environmental
                 Improvement (International Paper Company)                5.700      10/01/2021     10/01/2009 A         20,483
-------------------------------------------------------------------------------------------------------------------------------
       30,000    Greenville Spartanburgh, SC Airport District             5.250      07/01/2013     07/01/2006 A         30,684
-------------------------------------------------------------------------------------------------------------------------------
       25,000    Greenville, SC Hospital System Board, Series B           5.700      05/01/2012     05/01/2006 A         25,544
-------------------------------------------------------------------------------------------------------------------------------
       40,000    Marion County, SC Hospital District                      5.500      11/01/2015     05/01/2006 A         40,848
-------------------------------------------------------------------------------------------------------------------------------
      180,000    Orangeburg County, SC Solid Waste
                 (South Carolina Electric & Gas Company)                  5.700      11/01/2024     09/01/2009 A        180,176
-------------------------------------------------------------------------------------------------------------------------------
    2,315,000    Richland County, SC Environmental
                 Improvement (International Paper Company)                6.100      04/01/2023     04/01/2014 A      2,484,203
-------------------------------------------------------------------------------------------------------------------------------
    1,630,000    SC Connector 2000 Assoc. Toll Road, Series B 1           4.670 3    01/01/2011     01/01/2010 A      1,306,184


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                        EFFECTIVE            VALUE
       AMOUNT                                                            COUPON        MATURITY      MATURITY*       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$   1,735,000    SC Connector 2000 Assoc. Toll Road,
                 Series B 1                                               5.600% 3   01/01/2021     01/01/2010 A   $    767,564
-------------------------------------------------------------------------------------------------------------------------------
      720,000    SC Connector 2000 Assoc. Toll Road,
                 Series B 1                                               5.700 3    01/01/2026     01/01/2010 A        234,173
-------------------------------------------------------------------------------------------------------------------------------
       20,000    SC Education Assistance Authority
                 (Student Loans)                                          6.000      09/01/2008     09/01/2006 A         20,124
-------------------------------------------------------------------------------------------------------------------------------
      795,000    SC Hsg. Finance & Devel. Authority                       5.875      07/01/2009     07/01/2009          813,213
-------------------------------------------------------------------------------------------------------------------------------
       15,000    SC Hsg. Finance & Devel. Authority                       5.950      07/01/2029     05/01/2009 A         15,432
-------------------------------------------------------------------------------------------------------------------------------
       15,000    SC Hsg. Finance & Devel. Authority
                 (Westbury Place)                                         6.050      07/01/2027     07/01/2006 A         15,015
-------------------------------------------------------------------------------------------------------------------------------
       10,000    SC Hsg. Finance & Redevel. Authority,
                 Series A-2                                               6.750      07/01/2026     07/01/2006 A         10,036
-------------------------------------------------------------------------------------------------------------------------------
       40,000    SC Jobs-EDA (Anderson Area Medical Center)               5.250      02/01/2026     08/01/2006 A         40,839
-------------------------------------------------------------------------------------------------------------------------------
   10,630,000    SC Tobacco Settlement Management
                 Authority, Series B 1                                    6.000      05/15/2022     06/05/2010 B     11,152,571
-------------------------------------------------------------------------------------------------------------------------------
   15,445,000    SC Tobacco Settlement Management
                 Authority, Series B                                      6.375      05/15/2028     05/15/2012 A     16,560,129
-------------------------------------------------------------------------------------------------------------------------------
    2,205,000    SC Tobacco Settlement Management
                 Authority, Series B                                      6.375      05/15/2030     04/28/2017 D      2,459,281
-------------------------------------------------------------------------------------------------------------------------------
      130,000    SC Western Carolina Regional Sewer
                 Authority                                                5.500      03/01/2010     09/01/2006 A        136,256
-------------------------------------------------------------------------------------------------------------------------------
       20,000    Spartanburg County, SC Health Services                   5.300      04/15/2025     04/15/2006 A         20,222
-------------------------------------------------------------------------------------------------------------------------------
      180,000    Spartanburg County, SC Health Services,
                 Series A                                                 5.500      04/15/2027     04/15/2007 A        186,228
                                                                                                                   ------------

                                                                                                                     42,632,734
-------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.8%
       10,000    Grant County, SD Pollution Control
                 (Northwestern Public Service Company)                    5.900      06/01/2023     06/01/2006 A         10,018
-------------------------------------------------------------------------------------------------------------------------------
   14,325,000    SD Education Loans                                       5.600      06/01/2020     06/01/2010 A     14,936,964
-------------------------------------------------------------------------------------------------------------------------------
   10,135,000    SD Educational Enhancement Funding Corp.
                 Tobacco Settlement 1                                     6.500      06/01/2032     06/01/2013 A     11,015,529
-------------------------------------------------------------------------------------------------------------------------------
       50,000    SD H&EFA (Prairie Lakes Health Care System)              5.650      04/01/2022     04/01/2010 A         51,589
-------------------------------------------------------------------------------------------------------------------------------
    5,405,000    SD Hsg. Devel. Authority (Homeownership)                 5.375      05/01/2018     11/01/2009 B      5,514,776
-------------------------------------------------------------------------------------------------------------------------------
    2,000,000    SD Hsg. Devel. Authority (Homeownership)                 5.750      05/01/2031     11/01/2015 A      2,113,320
                                                                                                                   ------------

                                                                                                                     33,642,196
-------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.4%
       15,000    Benton County, TN GO                                     5.500      12/01/2021     12/01/2006 A         15,487
-------------------------------------------------------------------------------------------------------------------------------
       10,000    Blount County, TN Hospital, Series B                     5.125      07/01/2019     07/01/2008 A         10,020
-------------------------------------------------------------------------------------------------------------------------------
       30,000    Johnson City, TN Health & Educational
                 Facilities Board (Johnson City Medical Center)           5.250      07/01/2016     07/01/2006 A         30,111
-------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Maury County, TN Industrial Devel. Board
                 (Occidental Petroleum Corp.)                             6.250      08/01/2018     08/01/2011 A      1,088,760
-------------------------------------------------------------------------------------------------------------------------------
       10,000    Memphis, TN HFC (Saint's Court Apartments)               6.000      09/01/2013     09/01/2007 A         10,113


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                        EFFECTIVE            VALUE
       AMOUNT                                                            COUPON        MATURITY      MATURITY*       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$      25,000    Memphis-Shelby County, TN
                 Airport Authority                                        6.000%     03/01/2024     03/01/2010 A   $     26,819
-------------------------------------------------------------------------------------------------------------------------------
      200,000    Metropolitan Government Nashville
                 & Davidson County, TN                                    5.625      05/15/2011     05/15/2006 A        202,462
-------------------------------------------------------------------------------------------------------------------------------
      160,000    Metropolitan Government Nashville
                 & Davidson County, TN Water & Sewer                      5.500      01/01/2016     07/01/2006 A        160,613
-------------------------------------------------------------------------------------------------------------------------------
      365,000    Shelby County, TN Health Educational
                 & Hsg. Facilities (Methodist Health Systems)             5.250      08/01/2015     08/01/2006 A        365,391
-------------------------------------------------------------------------------------------------------------------------------
    3,000,000    Smyrna, TN Hsg. Assoc.
                 (Imperial Garden Apartments)                             6.450      10/20/2035     10/20/2010 A      3,311,430
-------------------------------------------------------------------------------------------------------------------------------
       35,000    South Fulton, TN Industrial Devel. Board
                 (Tyson Foods)                                            6.350      10/01/2015     10/01/2006 A         35,746
-------------------------------------------------------------------------------------------------------------------------------
       50,000    South Fulton, TN Industrial Devel. Board
                 (Tyson Foods)                                            6.400      10/01/2020     10/01/2006 A         51,065
-------------------------------------------------------------------------------------------------------------------------------
       25,000    TN Hsg. Devel. Agency                                    5.250      07/01/2022     01/01/2012 A         25,237
-------------------------------------------------------------------------------------------------------------------------------
    1,020,000    TN Hsg. Devel. Agency                                    5.400      07/01/2009     07/01/2006 A      1,041,583
-------------------------------------------------------------------------------------------------------------------------------
       30,000    TN Hsg. Devel. Agency                                    5.850      07/01/2023     07/01/2009 A         30,340
-------------------------------------------------------------------------------------------------------------------------------
       10,000    TN Hsg. Devel. Agency                                    6.375      07/01/2022     07/01/2008 A         10,053
-------------------------------------------------------------------------------------------------------------------------------
       15,000    TN Hsg. Devel. Agency
                 (Homeownership Program)                                  6.050      07/01/2014     07/01/2011 A         15,191
-------------------------------------------------------------------------------------------------------------------------------
       20,000    TN Hsg. Devel. Agency
                 (Homeownership Program)                                  6.050      07/01/2016     07/01/2008 A         20,172
-------------------------------------------------------------------------------------------------------------------------------
       20,000    Unicoi County, TN Health Educational &
                 Hsg. Facilities (Erwin Health Care Associates)           5.875      03/20/2016     03/20/2007 A         20,022
                                                                                                                   ------------

                                                                                                                      6,470,615
-------------------------------------------------------------------------------------------------------------------------------
TEXAS--8.0%
    1,430,000    Alliance Airport Authority, TX
                 (Federal Express Corp.)                                  6.375      04/01/2021     10/01/2006 A      1,464,592
-------------------------------------------------------------------------------------------------------------------------------
    6,350,000    Angelina & Neches, TX River Authority
                 (Temple-Inland)                                          5.650      09/01/2012     09/02/2007 A      6,517,259
-------------------------------------------------------------------------------------------------------------------------------
    8,590,000    Austin, TX Convention Enterprises
                 (Convention Center)                                      6.000      01/01/2023     01/01/2011 A      9,128,851
-------------------------------------------------------------------------------------------------------------------------------
    6,175,000    Austin, TX Convention Enterprises
                 (Convention Center) ROLs 9                              12.777 2    01/01/2032     01/01/2011 A      7,078,403
-------------------------------------------------------------------------------------------------------------------------------
       65,000    Austin, TX Higher Education Authority
                 (St. Edwards University)                                 5.250      08/01/2023     08/01/2008 A         65,703
-------------------------------------------------------------------------------------------------------------------------------
      705,000    Austin, TX Independent School District                   5.700      08/01/2011     08/01/2006 A        709,653
-------------------------------------------------------------------------------------------------------------------------------
      605,000    Austin, TX Utility System                                6.730 3    11/15/2014     05/15/2006 A        329,283
-------------------------------------------------------------------------------------------------------------------------------
      120,000    Bexar County, TX HFC (Doral Club)                        8.750      10/01/2036     10/01/2013 A        120,384
-------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Bexar, TX Metropolitan Water District                    5.360 3    05/01/2032     05/01/2008 A        247,590
-------------------------------------------------------------------------------------------------------------------------------
      510,000    Bexar, TX Metropolitan Water District                    5.875      05/01/2022     05/01/2006 A        521,067
-------------------------------------------------------------------------------------------------------------------------------
    1,525,000    Bexar, TX Metropolitan Water District                    6.000      05/01/2015     05/01/2006 A      1,558,337
-------------------------------------------------------------------------------------------------------------------------------
    4,400,000    Brazos River Authority, TX
                 (Centerpoint Energy) 1                                   7.750      12/01/2018     12/01/2008 A      4,787,156


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                        EFFECTIVE            VALUE
       AMOUNT                                                            COUPON        MATURITY      MATURITY*       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   1,085,000    Brazos River Authority, TX (Johnson County
                 Surface Water and Treatment System)                      5.800%     09/01/2011     09/01/2006 A   $  1,093,919
-------------------------------------------------------------------------------------------------------------------------------
       65,000    Brazos River Authority, TX
                 (TXU Energy Company)                                     6.300      07/01/2032     07/01/2014 A         70,328
-------------------------------------------------------------------------------------------------------------------------------
      150,000    Brazos River Authority, TX
                 (TXU Energy Company)                                     6.750      10/01/2038     10/01/2014 A        169,566
-------------------------------------------------------------------------------------------------------------------------------
    6,325,000    Brazos River Authority, TX
                 (TXU Energy Company)                                     7.700      04/01/2033     04/01/2013 A      7,433,583
-------------------------------------------------------------------------------------------------------------------------------
    7,040,000    Brazos River Authority, TX Pollutions Control            9.294 2    04/01/2038     04/01/2013 C      8,747,622
-------------------------------------------------------------------------------------------------------------------------------
      250,000    Brazos River, TX Harbor Navigation District
                 (Dow Chemical Company)                                   6.625      05/15/2033     05/15/2012 A        280,043
-------------------------------------------------------------------------------------------------------------------------------
       25,000    Cass County, TX Industrial Devel. Corp.
                 (International Paper Company)                            6.000      09/01/2025     09/01/2012 A         26,023
-------------------------------------------------------------------------------------------------------------------------------
      285,000    Cass County, TX Industrial Devel. Corp.
                 (International Paper Company)                            6.600      03/15/2024     03/15/2010 A        303,625
-------------------------------------------------------------------------------------------------------------------------------
       10,000    Cleburne, TX Waterworks & Sewer                          5.375      02/15/2022     08/15/2006 A         10,013
-------------------------------------------------------------------------------------------------------------------------------
       60,000    Collin County, TX HFC (Community College
                 District Foundation)                                     5.250      06/01/2023     12/01/2009 A         60,863
-------------------------------------------------------------------------------------------------------------------------------
       15,000    Copperas Cove, TX HFDC (AHS/FH/JCH/
                 MAH/MH Obligated Group)                                  5.500      11/15/2017     05/15/2006 A         15,319
-------------------------------------------------------------------------------------------------------------------------------
       20,000    Crandall, TX Independent School District                 6.000      02/15/2024     08/15/2006 A         20,038
-------------------------------------------------------------------------------------------------------------------------------
   10,000,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS 1                                        7.473 2    11/01/2021     11/01/2009 A     10,893,100
-------------------------------------------------------------------------------------------------------------------------------
    7,500,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS 1                                        8.722 2    01/01/2035     01/01/2009 A      8,556,300
-------------------------------------------------------------------------------------------------------------------------------
    3,875,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS                                          9.457 2    11/01/2008     11/01/2008        4,294,430
-------------------------------------------------------------------------------------------------------------------------------
    2,500,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS                                         11.456 2    05/01/2010     05/01/2010        2,980,950
-------------------------------------------------------------------------------------------------------------------------------
      125,000    Dallas-Fort Worth, TX Regional Airport                   5.625      11/01/2015     05/01/2006 A        125,220
-------------------------------------------------------------------------------------------------------------------------------
       25,000    Dallas-Fort Worth, TX Regional Airport                   6.000      11/01/2012     05/01/2006 A         25,052
-------------------------------------------------------------------------------------------------------------------------------
      100,000    De Soto, TX Park Devel. Corp.                            5.250      02/15/2016     02/15/2016          100,138
-------------------------------------------------------------------------------------------------------------------------------
       15,000    Dilley, TX Special Project
                 (Dept. of Criminal Justice)                              7.000      04/01/2009     10/01/2006 A         15,247
-------------------------------------------------------------------------------------------------------------------------------
       20,000    Galveston, TX HFC (Friendswood)                          6.250      04/01/2029     10/01/2006 A         20,108
-------------------------------------------------------------------------------------------------------------------------------
       30,000    Grand Prairie, TX HFC
                 (Windsor Hsg. Foundation)                                6.875      02/01/2025     08/01/2006 A         30,379
-------------------------------------------------------------------------------------------------------------------------------
       20,000    Gulf Coast, TX IDA (Valero Energy Corp.)                 5.600      12/01/2031     06/01/2010 A         20,385
-------------------------------------------------------------------------------------------------------------------------------
    3,575,000    Gulf Coast, TX Waste Disposal Authority
                 (International Paper Company)                            6.100      08/01/2024     08/01/2012 A      3,777,023
-------------------------------------------------------------------------------------------------------------------------------
       30,000    Gulf Coast, TX Waste Disposal Authority
                 (Valero Energy Corp.)                                    6.650      04/01/2032     04/01/2011 A         32,435
-------------------------------------------------------------------------------------------------------------------------------
       40,000    Harlingen, TX Consolidated Independent
                 School District                                          5.650      08/15/2029     08/15/2009 A         42,469


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                        EFFECTIVE            VALUE
       AMOUNT                                                            COUPON        MATURITY      MATURITY*       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      50,000    Harris County, TX (Port Houston)                         5.750%     10/01/2017     10/01/2006 A   $     50,472
-------------------------------------------------------------------------------------------------------------------------------
    3,750,000    Harris County, TX DRIVERS                               10.547 2    08/15/2009     08/15/2009        4,430,325
-------------------------------------------------------------------------------------------------------------------------------
      160,000    Harris County, TX Health Facilities Devel.
                 Authority (Memorial Hospital Systems)                    5.500      06/01/2024     06/01/2007 A        165,904
-------------------------------------------------------------------------------------------------------------------------------
       25,000    Harris County, TX Health Facilities Devel.
                 Authority (Texas Medical Center)                         6.000      05/15/2026     05/15/2006 A         25,569
-------------------------------------------------------------------------------------------------------------------------------
    4,053,000    Harris County, TX HFC                                    6.300      09/01/2032     01/18/2008 B      4,117,970
-------------------------------------------------------------------------------------------------------------------------------
       80,000    Harris County, TX Industrial Devel. Corp.
                 (Continental Airlines)                                   5.375      07/01/2019     08/09/2014 D         66,576
-------------------------------------------------------------------------------------------------------------------------------
       50,000    Harrison County, TX HFDC (Marshall
                 Regional Medical Center)                                 5.500      01/01/2018     01/01/2010 A         51,383
-------------------------------------------------------------------------------------------------------------------------------
    2,343,000    Heart of TX HFC (Waco Parkside Village)                  7.400      09/20/2035     09/20/2011 A      2,546,700
-------------------------------------------------------------------------------------------------------------------------------
    5,265,000    Houston, TX Airport Special Facilities
                 (Continental Airlines)                                   6.125      07/15/2017     07/09/2013 D      5,163,701
-------------------------------------------------------------------------------------------------------------------------------
       15,000    Houston, TX Airport System                               5.000      07/01/2025     07/01/2008 A         15,077
-------------------------------------------------------------------------------------------------------------------------------
    2,305,000    Houston, TX Hsg. Corp. (6800 Long
                 Drive Apartments)                                        6.625      02/01/2020     02/01/2007 A      2,392,567
-------------------------------------------------------------------------------------------------------------------------------
       65,000    Irving, TX Hospital Authority (Irving
                 Healthcare System)                                       5.750      07/01/2010     07/01/2006 A         65,048
-------------------------------------------------------------------------------------------------------------------------------
      110,000    Lancaster, TX GO                                         5.500      02/15/2009     08/15/2006 A        110,165
-------------------------------------------------------------------------------------------------------------------------------
       25,000    Laredo, TX GO                                            5.250      02/15/2013     02/15/2007 A         25,032
-------------------------------------------------------------------------------------------------------------------------------
      500,000    Laredo, TX GO                                            5.300      02/15/2008     08/15/2006 A        500,655
-------------------------------------------------------------------------------------------------------------------------------
       40,000    Lewisville, TX HFC (Lewisville Limited)                  5.600      12/01/2029     12/01/2007 A         40,000
-------------------------------------------------------------------------------------------------------------------------------
   11,670,000    Lower CO River Authority, TX Pollution
                 Control (Samsung Electronics Company)                    6.375      04/01/2027     04/01/2007 A     12,198,418
-------------------------------------------------------------------------------------------------------------------------------
      230,000    Lubbock, TX HFC (Las Colinas Quail
                 Creek Apartments)                                        6.750      07/01/2012     07/01/2012          233,533
-------------------------------------------------------------------------------------------------------------------------------
      125,000    Matagorda County, TX Navigation District
                 (Centerpoint Energy)                                     8.000      05/01/2029     04/10/2008 A        134,828
-------------------------------------------------------------------------------------------------------------------------------
      360,000    Matagorda County, TX Navigation District
                 (Central Power & Light Company)                          6.125      05/01/2030     05/01/2006 A        367,888
-------------------------------------------------------------------------------------------------------------------------------
      500,000    McLennan County, TX Junior College District              5.750      04/15/2015     04/15/2006 A        500,435
-------------------------------------------------------------------------------------------------------------------------------
       20,000    Metro, TX HFDC (Wilson N. Jones
                 Memorial Hospital)                                       5.500      01/01/2012     07/01/2006 A         20,028
-------------------------------------------------------------------------------------------------------------------------------
       10,000    Metro, TX HFDC (Wilson N. Jones
                 Memorial Hospital)                                       5.600      01/01/2017     07/01/2006 A         10,014
-------------------------------------------------------------------------------------------------------------------------------
       25,000    North Central, TX Health Facility Devel.
                 Corp. (Zale Lipshy University Hospital)                  5.450      04/01/2019     04/01/2007 A         25,734
-------------------------------------------------------------------------------------------------------------------------------
    1,770,000    North Forest, TX Independent School District             6.000      08/15/2025     08/15/2006 A      1,773,044
-------------------------------------------------------------------------------------------------------------------------------
       40,000    North Forest, TX Independent School District             6.100      08/15/2030     08/15/2006 A         40,072
-------------------------------------------------------------------------------------------------------------------------------
      415,000    North Forest, TX Independent School District             6.125      08/15/2013     08/15/2006 A        415,751
-------------------------------------------------------------------------------------------------------------------------------
       25,000    North Forest, TX Municipal Water District
                 (Murphy Sanitation & Sewer System)                       6.200      07/10/2009     07/10/2006 A         25,041


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                           EFFECTIVE            VALUE
      AMOUNT                                                  COUPON      MATURITY     MATURITY*       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
TEXAS Continued
$    105,000   Nueces County, TX HFC
               (Dolphins Landing Apartments)                   8.000%   07/01/2030    07/01/2010 A   $    111,647
-----------------------------------------------------------------------------------------------------------------
      10,000   Port Corpus Christi, TX Industrial Devel.
               Corp. (Valero Energy Corp.)                     5.400    04/01/2018    04/01/2010 A         10,425
-----------------------------------------------------------------------------------------------------------------
      70,000   Sabine, TX River Authority Pollution Control
               (Southwestern Electric Power Company)           6.100    04/01/2018    10/01/2006 A         71,537
-----------------------------------------------------------------------------------------------------------------
     465,000   Sabine, TX River Authority Pollution Control
               (TXU Electric Company)                          6.450    06/01/2021    06/01/2010 A        497,443
-----------------------------------------------------------------------------------------------------------------
     640,000   San Antonio, TX Airport System                  5.700    07/01/2010    07/01/2006 A        648,966
-----------------------------------------------------------------------------------------------------------------
      50,000   San Antonio, TX Hotel Occupancy Tax
               (Henry Gonzalez)                                5.700    08/15/2026    08/15/2006 A         51,334
-----------------------------------------------------------------------------------------------------------------
      25,000   San Antonio, TX Water                           5.600    05/15/2021    05/15/2006 A         25,554
-----------------------------------------------------------------------------------------------------------------
      15,000   Sanger, TX Independent School District          5.750    07/01/2027    07/01/2006 A         15,075
-----------------------------------------------------------------------------------------------------------------
     220,000   Tarrant County, TX HFDA (TX Health
               Resources System)                               5.250    02/15/2022    02/15/2008 A        229,029
-----------------------------------------------------------------------------------------------------------------
      65,000   Texoma Area, TX Solid Waste Authority
               (Initial Facility)                              5.500    02/15/2029    02/15/2010 A         65,874
-----------------------------------------------------------------------------------------------------------------
     125,000   Trinity, TX River Authority
               (TXU Energy Company)                            6.250    05/01/2028    05/01/2013 A        136,270
-----------------------------------------------------------------------------------------------------------------
   3,545,000   TX Affordable Hsg. Corp. (Fire Fighter
               & Law Security)                                 5.250    09/01/2039    09/01/2020 A      3,666,487
-----------------------------------------------------------------------------------------------------------------
   3,300,000   TX Affordable Hsg. Corp.
               (Professional Educators)                        5.100    09/01/2039    03/01/2015 A      3,412,761
-----------------------------------------------------------------------------------------------------------------
   1,765,000   TX Dept. of Hsg. & Community Affairs            5.200    01/01/2025    11/26/2007 D      1,799,170
-----------------------------------------------------------------------------------------------------------------
   5,425,000   TX Dept. of Hsg. & Community Affairs            6.000    09/01/2016    09/01/2006 A      5,601,367
-----------------------------------------------------------------------------------------------------------------
     855,000   TX Dept. of Hsg. & Community Affairs
               (Single Family)                                 5.650    03/01/2029    09/01/2009 A        877,974
-----------------------------------------------------------------------------------------------------------------
     855,000   TX Dept. of Hsg. & Community Affairs
               (Single Family)                                 5.700    09/01/2029    09/01/2009 A        878,504
-----------------------------------------------------------------------------------------------------------------
     310,000   TX Dept. of Hsg. & Community Affairs
               (Single Family)                                 5.800    09/01/2029    09/01/2007 A        318,479
-----------------------------------------------------------------------------------------------------------------
      65,000   TX Dormitory Finance Authority
               (Temple Junior College Foundation)              5.875    09/01/2022    09/01/2012 A         68,909
-----------------------------------------------------------------------------------------------------------------
      95,000   TX GO                                           5.750    08/01/2020    08/01/2006 A         95,151
-----------------------------------------------------------------------------------------------------------------
      35,000   TX GO                                           6.000    12/01/2030    12/01/2010 A         37,206
-----------------------------------------------------------------------------------------------------------------
      25,000   TX GO                                           6.250    12/01/2026    12/01/2010 A         25,615
-----------------------------------------------------------------------------------------------------------------
       5,000   TX Panhandle Elderly Apartments Corp.
               (Pampa Partnership Ltd.)                        7.000    05/01/2010    06/18/2008 D          4,938
-----------------------------------------------------------------------------------------------------------------
   1,365,000   TX Panhandle HFA (Amarillo
               Affordable Hsg.)                                6.250    03/01/2010    03/01/2010        1,373,122
-----------------------------------------------------------------------------------------------------------------
   2,520,000   TX Panhandle HFA (Amarillo
               Affordable Hsg.)                                6.625    03/01/2020    03/01/2012 A      2,544,293
-----------------------------------------------------------------------------------------------------------------
   4,675,000   TX Panhandle HFA (Amarillo
               Affordable Hsg.)                                6.750    03/01/2031    03/01/2010 A      4,714,223


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           EFFECTIVE            VALUE
      AMOUNT                                                  COUPON      MATURITY     MATURITY*       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     20,000   TX Public Property Finance Corp.                5.500%   09/01/2013    09/01/2006 A  $      20,140
-----------------------------------------------------------------------------------------------------------------
      50,000   TX State College Student Loans                  5.750    08/01/2012    08/01/2006 A         50,064
-----------------------------------------------------------------------------------------------------------------
      25,000   TX State College Student Loans                  6.000    08/01/2015    08/01/2006 A         25,032
-----------------------------------------------------------------------------------------------------------------
      75,000   TX State College Student Loans                  6.000    08/01/2016    08/01/2006 A         75,094
-----------------------------------------------------------------------------------------------------------------
     515,000   TX State College Student Loans                  6.000    08/01/2019    08/01/2006 A        516,071
-----------------------------------------------------------------------------------------------------------------
     135,000   TX State Veterans Hsg. Assistance, Series B     6.100    06/01/2031    12/01/2009 A        142,183
-----------------------------------------------------------------------------------------------------------------
     195,000   TX Veterans Hsg. Assistance                     5.500    06/01/2032    12/01/2010 A        199,446
-----------------------------------------------------------------------------------------------------------------
      25,000   TX Veterans Hsg. Assistance, Series A           5.400    12/01/2011    12/01/2007 A         25,810
-----------------------------------------------------------------------------------------------------------------
      25,000   TX Veterans Hsg. Assistance, Series A           5.450    12/01/2012    12/01/2007 A         25,793
-----------------------------------------------------------------------------------------------------------------
      35,000   TX Water Devel. Board                           5.250    07/15/2017    07/15/2006 A         35,152
-----------------------------------------------------------------------------------------------------------------
     625,000   Willow Fork, TX Drain District, Series A        5.250    09/01/2011    09/01/2006 A        627,906
                                                                                                    -------------

                                                                                                      146,208,430
-----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.2%
   1,240,000   Puerto Rico Children's Trust Fund (TASC)        5.375    05/15/2033    05/15/2012 A      1,266,486
-----------------------------------------------------------------------------------------------------------------
   1,925,000   Puerto Rico Municipal Finance Agency RITES      7.599 2  08/01/2013    08/01/2009 A      2,216,176
-----------------------------------------------------------------------------------------------------------------
     750,000   V.I. Public Finance Authority, Series A         6.375    10/01/2019    10/01/2010 A        826,688
                                                                                                    -------------

                                                                                                        4,309,350
-----------------------------------------------------------------------------------------------------------------
UTAH--2.4%
   5,637,000   Eagle Mountain, UT Special Assessment           6.250    05/01/2013    05/01/2006 A      5,651,262
-----------------------------------------------------------------------------------------------------------------
  12,560,000   Emery County, UT Environmental
               Improvement (Pacificorp) 1                      6.150    09/01/2030    09/01/2006 A     12,916,327
-----------------------------------------------------------------------------------------------------------------
     260,000   Emery County, UT Pollution Control
               (Pacificorp)                                    5.625    11/01/2023    05/01/2006 A        260,356
-----------------------------------------------------------------------------------------------------------------
     105,000   Emery County, UT Pollution Control
               (Pacificorp)                                    5.650    11/01/2023    05/01/2006 A        105,166
-----------------------------------------------------------------------------------------------------------------
      10,000   Intermountain, UT Power Agency                  5.000    07/01/2013    07/01/2006 A         10,011
-----------------------------------------------------------------------------------------------------------------
      30,000   Intermountain, UT Power Agency                  5.000    07/01/2021    07/01/2006 A         30,674
-----------------------------------------------------------------------------------------------------------------
      50,000   Intermountain, UT Power Agency                  5.700    07/01/2017    07/01/2006 A         51,234
-----------------------------------------------------------------------------------------------------------------
   2,630,000   Intermountain, UT Power Agency                  6.150    07/01/2014    07/01/2006 A      2,680,522
-----------------------------------------------------------------------------------------------------------------
      10,000   St. George, UT Industrial Devel.
               (Albertson's)                                   5.400    07/15/2008    07/15/2006 A         10,007
-----------------------------------------------------------------------------------------------------------------
  19,250,000   Tooele County, UT Hazardous Waste
               Treatment (Union Pacific Corp.)                 5.700    11/01/2026    04/28/2008 A     20,167,070
-----------------------------------------------------------------------------------------------------------------
   1,145,000   UT HFA                                          5.950    01/01/2029    01/01/2007 A      1,169,514
-----------------------------------------------------------------------------------------------------------------
      20,000   UT HFA                                          6.450    07/01/2027    01/01/2008 A         20,102
-----------------------------------------------------------------------------------------------------------------
      30,000   UT State Building Ownership Authority,
               Series A                                        5.750    08/15/2011    08/15/2006 A         30,215
-----------------------------------------------------------------------------------------------------------------
      20,000   UT University Campus Facilities System,
               Series A                                        6.750    10/01/2014    10/01/2006 A         20,154
-----------------------------------------------------------------------------------------------------------------
      10,000   West Valley, UT Industrial Devel.
               (Albertson's)                                   6.350    10/01/2008    10/01/2006 A         10,121
-----------------------------------------------------------------------------------------------------------------
     100,000   West Valley, UT Industrial Devel.
               (Albertson's)                                   6.400    10/01/2009    10/01/2006 A        101,197
                                                                                                    -------------

                                                                                                       43,233,932


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                           EFFECTIVE            VALUE
      AMOUNT                                                  COUPON      MATURITY     MATURITY*       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
$     20,000   VT E&HBFA (Lyndon Institute)                    6.000%   12/01/2006    06/13/2006 D  $      20,132
-----------------------------------------------------------------------------------------------------------------
      50,000   VT E&HBFA (Lyndon Institute)                    6.600    12/01/2014    12/01/2006 A         51,443
-----------------------------------------------------------------------------------------------------------------
      85,000   VT E&HBFA (Middlebury College)                  5.375    11/01/2026    11/01/2006 A         87,385
-----------------------------------------------------------------------------------------------------------------
      60,000   VT E&HBFA (Middlebury College)                  5.500    11/01/2016    11/01/2006 A         61,805
-----------------------------------------------------------------------------------------------------------------
      35,000   VT HFA (Multifamily Hsg.), Series A             5.750    02/15/2029    02/15/2009 A         35,757
-----------------------------------------------------------------------------------------------------------------
   1,445,000   VT HFA (Single Family)                          5.450    05/01/2026    11/01/2009 A      1,461,964
-----------------------------------------------------------------------------------------------------------------
      60,000   VT HFA (Single Family), Series 11A              5.900    05/01/2019    07/15/2006 B         60,119
-----------------------------------------------------------------------------------------------------------------
     285,000   VT HFA (Single Family), Series 7A               6.250    11/01/2022    05/01/2006 A        287,847
                                                                                                    -------------

                                                                                                        2,066,452
-----------------------------------------------------------------------------------------------------------------
VIRGINIA--3.0%
      25,000   Alexandria, VA IDA (Alexandria Hospital)        5.500    07/01/2014    07/01/2006 A         25,030
-----------------------------------------------------------------------------------------------------------------
     730,000   Alexandria, VA IDA Pollution Control
               (Potomac Electric Power Company)                5.375    02/15/2024    11/01/2006 A        730,956
-----------------------------------------------------------------------------------------------------------------
      40,000   Alexandria, VA IDA Pollution Control
               (Potomac Electric Power Company)                5.375    02/15/2024    08/15/2006 A         40,034
-----------------------------------------------------------------------------------------------------------------
      75,000   Alexandria, VA Redevel. & Hsg. Authority
               (Buckingham Village Apartments)                 5.500    01/01/2029    07/01/2006 A         76,613
-----------------------------------------------------------------------------------------------------------------
   2,945,000   Fairfax County, VA Redevel. & Hsg. Authority
               (Burke Shire Commons)                           7.600    10/01/2036    10/01/2006 A      3,099,436
-----------------------------------------------------------------------------------------------------------------
      25,000   Loudoun County, VA IDA
               (George Washington University)                  6.250    05/15/2022    05/15/2006 A         25,272
-----------------------------------------------------------------------------------------------------------------
      10,000   Manassas, VA GO, Series B                       6.000    05/01/2014    05/01/2006 A         10,215
-----------------------------------------------------------------------------------------------------------------
     165,000   Norfolk, VA Water                               5.375    11/01/2023    05/01/2006 A        165,216
-----------------------------------------------------------------------------------------------------------------
   1,000,000   Norfolk, VA Water                               5.875    11/01/2020    05/01/2006 A      1,021,740
-----------------------------------------------------------------------------------------------------------------
     105,000   Norfolk, VA Water                               5.900    11/01/2025    05/01/2006 A        107,276
-----------------------------------------------------------------------------------------------------------------
   3,800,000   Pittsylvania County, VA IDA
               (Multitrade of Pittsylvania)                    7.450    01/01/2009    07/01/2006 A      3,855,062
-----------------------------------------------------------------------------------------------------------------
   5,200,000   Pittsylvania County, VA IDA
               (Multitrade of Pittsylvania)                    7.500    01/01/2014    07/01/2006 A      5,276,440
-----------------------------------------------------------------------------------------------------------------
   6,750,000   Pittsylvania County, VA IDA
               (Multitrade of Pittsylvania) 1                  7.550    01/01/2019    07/01/2006 A      6,845,648
-----------------------------------------------------------------------------------------------------------------
   9,950,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road) 1               5.000    08/15/2010    08/15/2010       10,204,521
-----------------------------------------------------------------------------------------------------------------
   7,400,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road) 1               5.000    08/15/2011    08/15/2010 A      7,542,080
-----------------------------------------------------------------------------------------------------------------
   3,100,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.250    08/15/2008    08/15/2008        3,183,173
-----------------------------------------------------------------------------------------------------------------
     330,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.430 3  08/15/2017    08/15/2010 A        179,669
-----------------------------------------------------------------------------------------------------------------
   2,000,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.510 3  08/15/2016    08/15/2010 A      1,127,540
-----------------------------------------------------------------------------------------------------------------
   1,760,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.520 3  08/15/2021    08/15/2010 A        753,386


                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           EFFECTIVE            VALUE
      AMOUNT                                                  COUPON      MATURITY     MATURITY*       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$    165,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.540% 3 08/15/2022    08/15/2010 A  $      66,672
-----------------------------------------------------------------------------------------------------------------
     310,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.580 3  08/15/2024    08/15/2010 A        110,875
-----------------------------------------------------------------------------------------------------------------
     285,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.590 3  08/15/2018    08/15/2010 A        145,165
-----------------------------------------------------------------------------------------------------------------
   2,080,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 5.600 3  08/15/2020    08/15/2010 A        945,235
-----------------------------------------------------------------------------------------------------------------
     100,000   Pocahontas Parkway Assoc., VA
               (Route 895 Connector Toll Road)                 6.100 3  08/15/2014    08/15/2010 A         64,031
-----------------------------------------------------------------------------------------------------------------
      35,000   Portsmouth, VA Redevel. & Hsg. Authority
               (Chowan Apartments)                             5.850    12/20/2030    08/20/2007 A         36,107
-----------------------------------------------------------------------------------------------------------------
     100,000   Richmond, VA IDA (Virginia Commonwealth
               University Real Estate Foundation)              5.550    01/01/2031    01/01/2013 A        106,261
-----------------------------------------------------------------------------------------------------------------
      55,000   Richmond, VA Redevel. & Hsg. Authority
               (Tobacco Row)                                   7.400    11/20/2031    05/20/2006 A         55,085
-----------------------------------------------------------------------------------------------------------------
      55,000   Southampton County, VA IDA Medical
               Facilities Mtg.                                 5.625    01/15/2022    07/15/2009 A         57,203
-----------------------------------------------------------------------------------------------------------------
   1,000,000   VA Gateway Community Devel. Authority           6.375    03/01/2030    03/01/2013 A      1,089,430
-----------------------------------------------------------------------------------------------------------------
      50,000   VA Hsg. Devel. Authority, Series E              5.700    05/01/2011    07/01/2006 A         51,054
-----------------------------------------------------------------------------------------------------------------
      45,000   VA Hsg. Devel. Authority, Series J              6.250    05/01/2015    01/01/2007 A         46,239
-----------------------------------------------------------------------------------------------------------------
     100,000   VA Hsg. Devel. Authority, Series L              5.950    11/01/2009    11/01/2006 A        102,101
-----------------------------------------------------------------------------------------------------------------
   7,215,000   VA Tobacco Settlement Authority (TASC)          5.625    06/01/2037    06/01/2015 A      7,417,236
                                                                                                    -------------

                                                                                                       54,562,001
-----------------------------------------------------------------------------------------------------------------
WASHINGTON--2.1%
     125,000   Chelan County, WA Public Utility District
               No. 1 (Chelan Hydro Construction System)        5.600    07/01/2032    07/01/2007 A        128,420
-----------------------------------------------------------------------------------------------------------------
      10,000   Chelan County, WA Public Utility District
               No. 1 (Rocky Reach Hydroelectric)               5.125    07/01/2023    01/01/2007 A         10,010
-----------------------------------------------------------------------------------------------------------------
      50,000   Grant County, WA Public Utility District        5.875    01/01/2026    01/01/2007 A         51,084
-----------------------------------------------------------------------------------------------------------------
      15,000   King County, WA Hsg. Authority
               (Cascadian Apartments)                          6.850    07/01/2024    07/01/2006 A         15,047
-----------------------------------------------------------------------------------------------------------------
     125,000   King County, WA Hsg. Authority
               (Fairwood Apartments)                           6.000    12/01/2025    06/01/2006 A        125,206
-----------------------------------------------------------------------------------------------------------------
      75,000   Pierce County, WA Hsg. Authority                5.800    12/01/2023    12/01/2008 A         76,874
-----------------------------------------------------------------------------------------------------------------
     345,000   Port Kalama, WA, Series B                       5.550    12/01/2010    12/01/2006 A        347,073
-----------------------------------------------------------------------------------------------------------------
      20,000   Port of Seattle, WA, Series B                   5.750    09/01/2017    09/01/2006 A         20,352
-----------------------------------------------------------------------------------------------------------------
     920,000   Seattle, WA Hsg. Authority
               (Hilltop Manor/Spring Manor)                    5.375    10/20/2018    03/16/2013 B        985,127
-----------------------------------------------------------------------------------------------------------------
   1,545,000   Seattle, WA Hsg. Authority
               (Hilltop Manor/Spring Manor)                    5.875    10/20/2028    10/20/2013 A      1,718,828
-----------------------------------------------------------------------------------------------------------------
   1,170,000   Snohomish County, WA
               (Cedar Street Apartments)                       6.300    05/01/2017    05/01/2007 A      1,190,955


                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                           EFFECTIVE            VALUE
      AMOUNT                                                  COUPON      MATURITY      MATURITY*      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$  1,510,000   Snohomish County, WA
               (Cedar Street Apartments)                       6.400%   05/01/2027    05/01/2007 A  $   1,538,615
-----------------------------------------------------------------------------------------------------------------
      25,000   Tacoma, WA Hsg. Authority
               (Polynesia Village Apartments)                  5.900    06/01/2029    12/01/2006 A         25,277
-----------------------------------------------------------------------------------------------------------------
      20,000   Tacoma, WA Port Authority                       5.300    12/01/2017    12/01/2007 A         20,361
-----------------------------------------------------------------------------------------------------------------
   1,500,000   Vancouver, WA Downtown Redevel. Authority
               (Conference Center)                             6.000    01/01/2028    01/01/2014 A      1,626,825
-----------------------------------------------------------------------------------------------------------------
   2,175,000   WA Economic Devel. Finance Authority
               (Lindal Cedar Homes)                            5.800    11/01/2017    05/01/2006 A      2,225,286
-----------------------------------------------------------------------------------------------------------------
     100,000   WA Health Care Facilities Authority
               (Grays Harbor Community Hospital)               5.700    07/01/2016    07/01/2006 A        102,416
-----------------------------------------------------------------------------------------------------------------
   3,235,000   WA Health Care Facilities Authority
               (Grays Harbor Community Hospital)               5.900    07/01/2023    07/01/2006 A      3,315,843
-----------------------------------------------------------------------------------------------------------------
     125,000   WA Health Care Facilities Authority
               (Harrison Memorial Hospital)                    5.300    08/15/2014    08/15/2006 A        125,151
-----------------------------------------------------------------------------------------------------------------
      10,000   WA Health Care Facilities Authority
               (Harrison Memorial Hospital)                    5.400    08/15/2023    08/15/2006 A         10,011
-----------------------------------------------------------------------------------------------------------------
      25,000   WA Health Care Facilities Authority
               (Highline Community Hospital)                   5.500    08/15/2014    08/15/2006 A         25,156
-----------------------------------------------------------------------------------------------------------------
      25,000   WA HFC (Clare House Apartments)                 5.750    07/01/2030    07/01/2008 A         25,387
-----------------------------------------------------------------------------------------------------------------
      50,000   WA HFC (Presbyterian Ministries)                5.300    01/01/2019    01/01/2009 A         51,254
-----------------------------------------------------------------------------------------------------------------
      15,000   WA HFC (Single Family)                          5.250    12/01/2017    06/01/2008 A         15,369
-----------------------------------------------------------------------------------------------------------------
      40,000   WA HFC (Virginia Mason Research Center)         5.700    01/01/2024    01/01/2010 A         41,500
-----------------------------------------------------------------------------------------------------------------
     110,000   WA Higher Education Facilities Authority
               (Pacific Lutheran University)                   5.700    11/01/2026    11/01/2006 A        113,323
-----------------------------------------------------------------------------------------------------------------
      35,000   WA Public Power Supply System
               (Nuclear Project No. 1)                         5.500    07/01/2017    07/01/2006 A         35,847
-----------------------------------------------------------------------------------------------------------------
   3,000,000   WA Public Power Supply System
               (Nuclear Project No. 1)                         5.750    07/01/2010    07/01/2006 A      3,074,940
-----------------------------------------------------------------------------------------------------------------
  14,950,000   WA Tobacco Settlement Authority (TASC)          6.500    06/01/2026    06/01/2013 A     16,252,743
-----------------------------------------------------------------------------------------------------------------
   5,210,000   WA Tobacco Settlement Authority (TASC)          6.625    06/01/2032    06/01/2013 A      5,735,637
                                                                                                    -------------

                                                                                                       39,029,917
-----------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.2%
  11,925,000   Braxton County, WV Solid Waste Disposal
               (Weyerhaeuser Company)                          5.800    06/01/2027    07/29/2007 A     12,234,335
-----------------------------------------------------------------------------------------------------------------
   6,565,000   Braxton County, WV Solid Waste Disposal
               (Weyerhaeuser Company)                          6.125    04/01/2026    10/23/2006 A      6,795,432
-----------------------------------------------------------------------------------------------------------------
      10,000   Harrison County, WV
               (Potomac Edison Company)                        6.250    05/01/2023    05/01/2006 A         10,022
-----------------------------------------------------------------------------------------------------------------
      20,000   Harrison County, WV
               (West Penn Power Company)                       6.300    05/01/2023    05/01/2006 A         20,044
-----------------------------------------------------------------------------------------------------------------
      25,000   Huntington, WV Sewer                            5.375    11/01/2023    05/01/2006 A         25,037
-----------------------------------------------------------------------------------------------------------------
      30,000   Jefferson County, WV Residental Mtg.,
               Series A                                        7.750    01/01/2007    07/01/2006 A         30,012


                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           EFFECTIVE              VALUE
      AMOUNT                                                    COUPON    MATURITY     MATURITY*         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
$  2,000,000   Monongalia County, WV Pollution Control
               (Potomac Edison Company)                          5.950%  04/01/2013   10/01/2006 A   $    2,007,320
--------------------------------------------------------------------------------------------------------------------
     260,000   Monongalia County, WV Pollution Control
               (West Penn Power Company)                         5.950   04/01/2013   10/01/2006 A          263,123
--------------------------------------------------------------------------------------------------------------------
      25,000   Pleasants County, WV Pollution Control
               (West Penn Power Company)                         5.500   04/01/2029   04/01/2009 A           26,160
                                                                                                     ---------------

                                                                                                         21,411,485
--------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.3%
      30,000   Ashwaubenon, WI Industrial Devel.
               (Shopko Stores)                                   6.400   05/01/2008   05/01/2006 A           30,045
--------------------------------------------------------------------------------------------------------------------
   1,905,000   Badger, WI Tobacco Asset Securitization Corp.     6.000   06/01/2017   06/01/2012 A        2,016,766
--------------------------------------------------------------------------------------------------------------------
  30,135,000   Badger, WI Tobacco Asset Securitization Corp.     6.125   06/01/2027   01/23/2010 B       31,887,953
--------------------------------------------------------------------------------------------------------------------
  28,070,000   Badger, WI Tobacco Asset Securitization Corp.     6.375   06/01/2032   06/01/2012 A       30,117,145
--------------------------------------------------------------------------------------------------------------------
     515,000   Badger, WI Tobacco Asset Securitization Corp.     7.000   06/01/2028   06/01/2012 A          576,707
--------------------------------------------------------------------------------------------------------------------
      85,000   Janesville, WI Industrial Devel.
               (Paramount Communications)                        7.000   10/15/2017   04/15/2006 A           85,479
--------------------------------------------------------------------------------------------------------------------
      50,000   Kenosha, WI Hsg. Authority Multifamily Hsg.
               (Glaser Financial Group)                          6.000   11/20/2041   05/20/2009 A           51,888
--------------------------------------------------------------------------------------------------------------------
     100,000   Madison, WI Industrial Devel.
               (Madison Gas & Electric Company)                  5.875   10/01/2034   04/01/2012 A          106,906
--------------------------------------------------------------------------------------------------------------------
     100,000   Madison, WI Parking System                        5.600   02/01/2012   02/01/2007 A          100,112
--------------------------------------------------------------------------------------------------------------------
      30,000   Milwaukee County, WI Airport, Series A            6.000   12/01/2015   12/01/2006 A           30,467
--------------------------------------------------------------------------------------------------------------------
      25,000   Oak Creek, WI Hsg. Authority (Wood Creek)         5.140 3 01/20/2010   01/20/2010             20,346
--------------------------------------------------------------------------------------------------------------------
     125,000   Superior, WI Water Supply Facilities
               (Superior Water, Light & Power Company)           6.125   11/01/2021   11/01/2006 A          127,083
--------------------------------------------------------------------------------------------------------------------
     400,000   WI GO                                             5.300   05/01/2023   05/01/2008 A          400,488
--------------------------------------------------------------------------------------------------------------------
      30,000   WI GO                                             5.500   11/01/2026   11/01/2008 A           30,609
--------------------------------------------------------------------------------------------------------------------
   2,695,000   WI GO                                             5.750   11/01/2014   05/01/2006 A        2,699,501
--------------------------------------------------------------------------------------------------------------------
      85,000   WI GO                                             6.000   05/01/2027   11/01/2006 A           85,740
--------------------------------------------------------------------------------------------------------------------
      15,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)      5.750   08/15/2016   08/15/2006 A           15,409
--------------------------------------------------------------------------------------------------------------------
   1,555,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)      5.875   08/15/2026   08/15/2006 A        1,597,763
--------------------------------------------------------------------------------------------------------------------
     560,000   WI H&EFA (Aurora Medical Group)                   5.750   11/15/2025   05/15/2006 A          572,505
--------------------------------------------------------------------------------------------------------------------
   1,000,000   WI H&EFA (Hess Memorial Hospital Assoc.)          7.875   11/01/2022   05/01/2006 A        1,022,620
--------------------------------------------------------------------------------------------------------------------
     255,000   WI H&EFA (Meriter Hospital)                       6.000   12/01/2017   12/01/2006 A          262,515
--------------------------------------------------------------------------------------------------------------------
      15,000   WI H&EFA (Sisters of the Sorrowful Mother)        5.700   08/15/2026   02/15/2007 A           15,526
--------------------------------------------------------------------------------------------------------------------
     135,000   WI Hsg. & Economic Devel. Authority               5.750   03/01/2010   03/01/2010            136,693
--------------------------------------------------------------------------------------------------------------------
   5,455,000   WI Hsg. & Economic Devel. Authority               5.800   09/01/2017   07/01/2007 A        5,583,138
--------------------------------------------------------------------------------------------------------------------
     880,000   WI Hsg. & Economic Devel. Authority               6.000   09/01/2015   03/01/2008 A          886,107
--------------------------------------------------------------------------------------------------------------------
      35,000   WI Hsg. & Economic Devel. Authority, Series A     6.850   11/01/2012   07/01/2006 A           35,054
                                                                                                     ---------------

                                                                                                         78,494,565


                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

   PRINCIPAL                                                                           EFFECTIVE              VALUE
      AMOUNT                                                    COUPON    MATURITY      MATURITY*        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WYOMING--1.2%
$    205,000   Jackson, WY National Rural Utilities
               Cooperative (Lower Valley Power & Light
               Company)                                          5.875%  05/01/2026   05/01/2007 A   $      209,746
--------------------------------------------------------------------------------------------------------------------
      30,000   Lincoln County, WY Pollution Control
               (PacifiCorp)                                      5.625   11/01/2021   05/01/2006 A           30,041
--------------------------------------------------------------------------------------------------------------------
  20,395,000   Sweetwater County, WY Pollution Control
               (Idaho Power Company)                             6.050   07/15/2026   07/15/2006 A       20,908,261
                                                                                                     ---------------

                                                                                                         21,148,048

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,823,854,170)--102.5%                                             1,883,909,073
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.5)                                                            (46,617,572)
                                                                                                     ---------------

NET ASSETS--100.0%                                                                                   $1,837,291,501
                                                                                                     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C. Date of mandatory put.

      D. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $36,168,550, which represents 1.97% of the Fund's net assets. See Note 5 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or forward commitment to be delivered and settled after March 31, 2006. See Note 1 of accompanying Notes.

8. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

9. Security is subject to a shortfall and forebearance agreement. See Note 1 of accompanying Notes.


                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

To simplify the listings of securities, abbreviations are used per the table below:

ADA       Atlanta Development Authority
AHC       Aurora Healthcare
AHS       Adventist Health System
AMCS      Aurora Medical Center of Sheboygan County
CAU       Clark Atlanta University
CDA       Communities Development Authority
CHB       Community Hospital of Bedford
COP       Certificates of Participation
DFA       Development Finance Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
E&HBFA    Educational Health Buildings Financing Agency
EDA       Economic Development Authority
EDC       Economic Development Corp.
EDFA      Economic Development Finance Authority
EF&CD     Environmental Facilities and Community Development
FHA       Federal Housing Agency
FNMA      Federal National Mortgage Assoc.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Development Authority
HDC       Housing Development Corp.
HE&H      Higher Educational and Health
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Development Corp.
HMH       Hartford Memorial Hospital
IDA       Industrial Development Agency
IFPCFA    Industrial Facilities and Pollution Control Financing Authority
IRS       Inverse Rate Security
JCH       Jellico Community Hospital
MAH       Metroplex Adventist Hospital
MH        Memorial Hospital
NJ        New Jersey
NYC       New York City
OHC       Oakwood Hospital Corporation
PA        Pennsylvania
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
Res Rec   Resource Recovery Facility
SLMC      St. Luke's Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
UC        United Care, Inc.
UHC       University Hospitals of Cleveland
UHHS      University Hospitals Health System
UM        University-Mednet
V.I.      United States Virgin Islands

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,823,854,170)--see accompanying statement of
investments                                                                             $  1,883,909,073
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,005,773
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      31,250,639
Shares of beneficial interest sold                                                            10,552,773
Investments sold                                                                               5,891,044
Other                                                                                            152,282
                                                                                        -----------------
Total assets                                                                               1,932,761,584

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                            71,100,000
Investments purchased (including $9,105,366 purchased on a when-issued basis
or forward commitment)                                                                        14,925,279
Shares of beneficial interest redeemed                                                         7,281,613
Distribution and service plan fees                                                             1,084,034
Dividends                                                                                        644,330
Interest expense                                                                                 189,667
Transfer and shareholder servicing agent fees                                                     73,480
Shareholder communications                                                                        36,164
Trustees' compensation                                                                            14,443
Other                                                                                            121,073
                                                                                        -----------------
Total liabilities                                                                             95,470,083

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  1,837,291,501
                                                                                        =================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $        116,806
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,781,456,707
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              1,656,880
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (5,993,795)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    60,054,903
                                                                                        -----------------
NET ASSETS                                                                              $  1,837,291,501
                                                                                        =================


                  69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,163,396,646 and
73,892,913 shares of beneficial interest outstanding)                                             $ 15.74
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)   $ 16.31
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $103,152,291 and 6,556,000 shares of
beneficial interest outstanding)                                                                  $ 15.73
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $570,742,564 and 36,356,996 shares of
beneficial interest outstanding)                                                                  $ 15.70

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 44,500,728

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,504,693
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,297,026
Class B                                                                 520,519
Class C                                                               2,735,588
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 256,887
Class B                                                                  37,242
Class C                                                                 130,488
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  33,012
Class B                                                                   5,088
Class C                                                                  15,429
--------------------------------------------------------------------------------
Interest expense                                                      1,311,649
--------------------------------------------------------------------------------
Custodian fees and expenses                                              34,839
--------------------------------------------------------------------------------
Trustees' compensation                                                    9,545
--------------------------------------------------------------------------------
Accounting service fees                                                   6,000
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                   287,680
                                                                   -------------
Total expenses                                                       10,186,435

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                34,314,293

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      2,439,200
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (14,922,953)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 21,830,540
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS               YEAR
                                                                                          ENDED              ENDED
                                                                                 MARCH 31, 2006      SEPTEMBER 30,
                                                                                    (UNAUDITED)               2005
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    34,314,293    $    49,224,778
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     2,439,200          2,044,764
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               (14,922,953)        45,618,880
                                                                                -----------------------------------

Net increase in net assets resulting from operations                                 21,830,540         96,888,422

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (21,768,286)       (30,193,605)
Class B                                                                              (1,784,665)        (3,723,292)
Class C                                                                              (9,451,157)       (14,851,865)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                             227,135,046        423,618,142
Class B                                                                              (1,517,590)         5,780,444
Class C                                                                              51,750,001        199,543,306

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                      266,193,889        677,061,552
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,571,097,612        894,036,060
                                                                                -----------------------------------
End of period (including accumulated net investment income
of $1,656,880 and $346,695, respectively)                                       $ 1,837,291,501    $ 1,571,097,612
                                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                YEAR
                                                      ENDED                                                               ENDED
                                             MARCH 31, 2006                                                           SEPT. 30,
CLASS A                                         (UNAUDITED)         2005         2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $        15.85    $   15.18    $   14.70    $    14.86    $    14.71     $   14.28
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .34 1        .69 1        .73           .79           .73           .73
Net realized and unrealized gain (loss)                (.12)         .68          .51          (.16)          .14           .42
                                             -----------------------------------------------------------------------------------
Total from investment operations                        .22         1.37         1.24           .63           .87          1.15
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income                   (.33)        (.70)        (.76)         (.79)         (.72)         (.72)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $        15.74    $   15.85    $   15.18    $    14.70    $    14.86     $   14.71
                                             ===================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     1.40%        9.17%        8.62%         4.19%         6.17%         8.22%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $    1,163,397    $ 943,010    $ 491,985    $  260,413    $  112,312     $ 100,734
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $    1,045,917    $ 691,251    $ 371,845    $  184,574    $  100,220     $  97,558
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.34%        4.41%        4.94%         5.36%         5.02%         5.02%
Total expenses                                         0.91%        0.93%        0.96%         1.00%         0.92%         0.94%
Expenses after payments and waivers
and reduction to custodian expenses                    0.91%        0.92%        0.96%         1.00%         0.89% 4       0.94%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  16%          29%          33%           78%          100%           32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                               YEAR
                                                          ENDED                                                              ENDED
                                                 MARCH 31, 2006                                                          SEPT. 30,
CLASS B                                             (UNAUDITED)          2005          2004          2003        2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $        15.84    $    15.17    $    14.69    $    14.85    $  14.70    $   14.28
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .28 1         .58 1         .63           .69         .62          .62
Net realized and unrealized gain (loss)                    (.12)          .67           .50          (.18)        .15          .41
                                                 ----------------------------------------------------------------------------------

Total from investment operations                            .16          1.25          1.13           .51         .77         1.03
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.27)         (.58)         (.65)         (.67)       (.62)        (.61)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $        15.73    $    15.84    $    15.17    $    14.69    $  14.85    $   14.70
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         1.01%         8.34%         7.81%         3.40%       5.38%        7.34%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $      103,152    $  105,404    $   95,267    $   70,742    $ 24,086    $  19,519
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $      104,397    $  101,504    $   84,577    $   47,571    $ 20,967    $  18,479
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      3.58%         3.70%         4.21%         4.60%       4.27%        4.25%
Total expenses                                             1.69%         1.69%         1.72%         1.77%       1.68%        1.70%
Expenses after payments and waivers and
reduction to custodian expenses                            1.69%         1.69%         1.72%         1.77%       1.65% 4      1.70%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      16%           29%           33%           78%        100%          32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                     SIX MONTHS                                                               YEAR
                                                          ENDED                                                              ENDED
                                                 MARCH 31, 2006                                                          SEPT. 30,
CLASS C                                             (UNAUDITED)          2005          2004          2003        2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $        15.81    $    15.14    $    14.66    $    14.82    $  14.68    $   14.25
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .28 1         .57 1         .63           .69         .62          .62
Net realized and unrealized gain (loss)                    (.12)          .68           .50          (.18)        .14          .42
                                                 ----------------------------------------------------------------------------------
Total from investment operations                            .16          1.25          1.13           .51         .76         1.04
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.27)         (.58)         (.65)         (.67)       (.62)        (.61)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $        15.70    $    15.81    $    15.14    $    14.66    $  14.82    $   14.68
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         1.03%         8.38%         7.85%         3.42%       5.32%        7.43%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $      570,743    $  522,684    $  306,784    $  164,236    $ 25,349    $  19,604
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $      548,947    $  406,498    $  243,380    $   93,199    $ 21,058    $  17,692
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      3.60%         3.68%         4.20%         4.62%       4.27%        4.25%
Total expenses                                             1.66%         1.66%         1.69%         1.75%       1.68%        1.70%
Expenses after payments and waivers
and reduction to custodian expenses                        1.66%         1.66%         1.69%         1.75%       1.65% 4      1.70%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      16%           29%           33%           78%        100%          32%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event


                  76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $9,105,366 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $123,663,736 as of March 31, 2006, which represents 6.40% of the Fund's total assets.

      The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income


                  77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $83,492, representing less than 0.005% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $5,841,601 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2006, it is estimated that the Fund will utilize $2,439,200 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2005, the Fund utilized $942,201 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                            EXPIRING
                            --------------------------
                            2009          $  4,228,928
                            2012             4,051,873
                                          ------------
                            Total         $  8,280,801
                                          ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For pur-


                  78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND poses of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      SIX MONTHS ENDED MARCH 31, 2006   YEAR ENDED SEPTEMBER 30, 2005
                                              SHARES           AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                                      22,806,041    $ 359,391,092     34,895,511    $ 545,855,336
Dividends and/or
distributions reinvested                     934,877       14,742,484      1,302,733       20,372,777
Redeemed                                  (9,327,828)    (146,998,530)    (9,126,235)    (142,609,971)
                                          ------------------------------------------------------------
Net increase                              14,413,090    $ 227,135,046     27,072,009    $ 423,618,142
                                          ============================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                                         559,331    $   8,808,287      1,636,009    $  25,452,893
Dividends and/or
distributions reinvested                      64,871        1,022,259        134,313        2,094,319
Redeemed                                    (720,804)     (11,348,136)    (1,397,339)     (21,766,768)
                                          ------------------------------------------------------------
Net increase (decrease)                      (96,602)   $  (1,517,590)       372,983    $   5,780,444
                                          ============================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                                       6,649,264    $ 104,476,548     16,370,899    $ 255,170,375
Dividends and/or
distributions reinvested                     318,752        5,010,915        491,654        7,663,078
Redeemed                                  (3,673,689)     (57,737,462)    (4,064,276)     (63,290,147)
                                          ------------------------------------------------------------
Net increase                               3,294,327    $  51,750,001     12,798,277    $ 199,543,306
                                          ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                           PURCHASES            SALES
           ----------------------------------------------------------
           Investment securities       $ 422,313,872    $ 210,383,255

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                  80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $421,493 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B and Class C shares were $578,319 and $7,936,496, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                  81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
March 31, 2006          $423,493         $37,338        $117,852         $97,459

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.6997% as of March 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended March 31, 2006, the average daily loan balance was $61,234,615 at an average daily interest rate of 4.232%. The Fund had borrowings outstanding of $71,100,000 at March 31, 2006 at an interest rate of 4.6997%. The Fund had gross borrowings and gross loan repayments of $342,500,000 and $335,800,000, respectively, during the six months ended March 31, 2006. The maximum amount of borrowings outstanding at any


                  82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND month-end during the six months ended March 31, 2006 was $82,000,000. The Fund paid $125,100 in fees and $1,287,466 in interest during the six months ended March 31, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.


                  83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                  85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing municipal bond/tax exempt investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other municipal fixed-income funds (including both funds advised by the Manager and funds] advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other municipal fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are lower than its peer group average and equal to its peer group median and its actual management fees and total expenses are both lower than its


                  86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

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Based on their evaluation of the registrant's disclosure controls and procedures
(as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund, consisting of Oppenheimer Limted Term Municipal Fund


By:     /s/ Johnn V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:     /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006